                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-02753

                                    SBL FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                                    SBL FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                                SERIES A (EQUITY)

                                                         NUMBER OF      MARKET
                                                           SHARES       VALUE
                                                         ---------   -----------
COMMON STOCKS - 99.2%
AEROSPACE & DEFENSE - 5.6%
General Dynamics Corporation                               106,300   $12,708,165
L-3 Communications Holdings, Inc.                           46,000     3,637,220
United Technologies Corporation                            194,200    10,067,328
                                                                     -----------
                                                                      26,412,713
                                                                     -----------
AIR FREIGHT & LOGISTICS - 2.2%
FedEx Corporation                                          119,500    10,412,035
                                                                     -----------
AIRLINES - 1.2%
Southwest Airlines Company                                 388,600     5,770,710
                                                                     -----------
ALUMINUM - 0.8%
Alcoa, Inc.                                                160,000     3,907,200
                                                                     -----------
BIOTECHNOLOGY - 1.0%
Amgen, Inc.*                                                59,450     4,736,382
                                                                     -----------
BROADCASTING & CABLE TV - 1.2%
Univision Communications, Inc.*                            205,500     5,451,915
                                                                     -----------
COMMUNICATIONS EQUIPMENT - 3.3%
ADC Telecommunications, Inc.*                              252,714     5,777,042
Cisco Systems, Inc.*                                       533,500     9,565,655
                                                                     -----------
                                                                      15,342,697
                                                                     -----------
COMPUTER HARDWARE - 0.7%
Dell, Inc.*                                                100,000     3,420,000
                                                                     -----------
CONSTRUCTION & ENGINEERING - 1.3%
Shaw Group, Inc.*                                          248,200     6,120,612
                                                                     -----------
CONSUMER FINANCE - 2.5%
American Express Company                                   200,200    11,499,488
                                                                     -----------
DATA PROCESSING & OUTSOURCED SERVICES - 2.6%
First Data Corporation                                     303,200    12,128,000
                                                                     -----------
DIVERSIFIED BANKS - 2.3%
Wells Fargo & Company                                      180,000    10,542,600
                                                                     -----------
DRUG RETAIL - 2.6%
CVS Corporation                                            420,000    12,184,200
                                                                     -----------
EXCHANGE TRADED FUNDS - 1.9%
iShares S&P 500 Index Fund                                  74,200     9,115,470
                                                                     -----------
GENERAL MERCHANDISE STORES - 0.7%
Target Corporation(1)                                       63,900     3,318,327
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                                SERIES A (EQUITY)

                                                         NUMBER OF      MARKET
                                                           SHARES       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
HEALTH CARE EQUIPMENT - 3.9%
Medtronic, Inc.                                            185,650   $ 9,954,553
Zimmer Holdings, Inc.*                                     119,400     8,225,466
                                                                     -----------
                                                                      18,180,019
                                                                     -----------
HEALTH CARE SERVICES - 0.6%
Medco Health Soulutions, Inc.*                              49,900     2,736,017
                                                                     -----------
HOME IMPROVEMENT RETAIL - 2.5%
Home Depot, Inc.                                           311,200    11,869,168
                                                                     -----------
HOTELS, RESORTS & CRUISE LINES - 2.0%
Carnival Corporation                                       189,000     9,446,220
                                                                     -----------
HOUSEHOLD PRODUCTS - 2.2%
Procter & Gamble Company                                   172,200    10,239,012
                                                                     -----------
HYPERMARKETS & SUPERCENTERS - 4.6%
Costco Wholesale Corporation                               219,000     9,436,710
Wal-Mart Stores, Inc.                                      275,800    12,085,556
                                                                     -----------
                                                                      21,522,266
                                                                     -----------
INDUSTRIAL CONGLOMERATES - 7.4%
3M Company                                                  56,650     4,155,844
General Electric Company                                   627,500    21,127,925
Tyco International, Ltd.                                   334,600     9,318,610
                                                                     -----------
                                                                      34,602,379
                                                                     -----------
INDUSTRIAL GASES - 1.8%
Praxair, Inc.                                              177,000     8,483,610
                                                                     -----------
INTEGRATED OIL & GAS - 5.2%
Chevron Corporation                                        134,000     8,673,820
Exxon Mobil Corporation                                    246,900    15,688,026
                                                                     -----------
                                                                      24,361,846
                                                                     -----------
INTEGRATED TELECOMMUNICATION SERVICES - 0.7%
Verizon Communications, Inc.                               100,000     3,269,000
                                                                     -----------
INTERNET RETAIL - 0.8%
eBay, Inc.*                                                 95,000     3,914,000
                                                                     -----------
IT CONSULTING & OTHER SERVICES - 1.1%
Unisys Corporation*
                                                           748,850     4,972,364
                                                                     -----------
MANAGED HEALTH CARE - 4.5%
UnitedHealth Group, Inc.                                   129,700     7,289,140
WellPoint, Inc.*                                           183,100    13,882,642
                                                                     -----------
                                                                      21,171,782
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                                SERIES A (EQUITY)

                                                        NUMBER OF      MARKET
                                                          SHARES        VALUE
                                                        ---------   ------------
COMMON STOCKS (CONTINUED)
MOVIES & ENTERTAINMENT - 4.1%
Time Warner, Inc.                                         505,000   $  9,145,550
Viacom, Inc. (Cl.B)                                       305,900     10,097,759
                                                                    ------------
                                                                      19,243,309
                                                                    ------------
MULTI-LINE INSURANCE - 4.2%
American International Group, Inc.                        315,800     19,566,968
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES - 3.3%
BJ Services Company                                       147,600      5,312,124
Halliburton Company                                       149,700     10,257,444
                                                                    ------------
                                                                      15,569,568
                                                                    ------------
OIL & GAS EXPLORATION & PRODUCTION - 1.5%
Anadarko Petroleum Corporation(1)                          74,800      7,162,100
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 4.8%
Citigroup, Inc.                                           364,600     16,596,592
JP Morgan Chase & Company                                 165,900      5,628,987
                                                                    ------------
                                                                      22,225,579
                                                                    ------------
PHARMACEUTICALS - 4.0%
Abbott Laboratories                                       140,000      5,936,000
Johnson & Johnson                                         201,400     12,744,592
                                                                    ------------
                                                                      18,680,592
                                                                    ------------
PROPERTY & CASUALTY INSURANCE - 2.0%
Berkshire Hathaway, Inc.*                                     115      9,430,000
                                                                    ------------
SEMICONDUCTORS - 2.9%
Analog Devices, Inc.                                      120,300      4,467,942
Intel Corporation                                         369,100      9,098,315
                                                                    ------------
                                                                      13,566,257
                                                                    ------------
SOFT DRINKS - 1.5%
PepsiCo, Inc.                                             123,350      6,995,178
                                                                    ------------
SYSTEMS SOFTWARE - 3.7%
Microsoft Corporation                                     670,900     17,262,257
                                                                    ------------
TOTAL COMMON STOCKS
   (cost $386,233,180)                                               464,831,840
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                                SERIES A (EQUITY)

                                                      PRINCIPAL      MARKET
                                                       AMOUNT         VALUE
                                                     ----------   ------------
COMMERCIAL PAPER - 0.5%
FINANCIAL - OTHER - 0.5%
Countrywide Financial:
   3.82%, 10-03-05                                   $1,300,000   $  1,299,718
   3.78%, 10-11-05                                    1,000,000        998,939
                                                                  ------------
                                                                     2,298,657
                                                                  ------------
TOTAL COMMERCIAL PAPER
   (cost $2,298,657)                                                 2,298,657
                                                                  ------------
ASSET BACKED COMMERCIAL PAPER - 1.4%
FINANCIAL COMPANIES -
   MISCELLANEOUS RECEIVABLES - 0.5%
Jupiter Securitization Corporation:
   3.68%, 10-07-05                                      700,000        699,571
   3.65%, 10-13-05                                    1,500,000      1,498,175
                                                                  ------------
                                                                     2,197,746
                                                                  ------------
FINANCIAL COMPANIES - SECURITIES - 0.7%
Asset One Securitization:
   3.73%, 10-05-05                                    2,000,000      1,999,171
   3.76%, 10-17-05                                    1,200,000      1,197,995
                                                                  ------------
                                                                     3,197,166
                                                                  ------------
FINANCIAL COMPANIES - TRADE RECEIVABLES - 0.2%
Sheffield Receivables Corporation, 3.75%, 10-20-05    1,000,000        998,021
                                                                  ------------
TOTAL ASSET BACKED COMMERCIAL PAPER
   (cost $6,392,933)                                                 6,392,933
                                                                  ------------
REPURCHASE AGREEMENT - 0.1%
United Missouri Bank, 3.42%, dated 9-30-05,
   matures 10-03-05; repurchase amount of $314,089
   (Collateralized by GNMA, 4.00%, 11-16-24 with a
   value of $320,280)                                   314,000        314,000
                                                                  ------------
TOTAL REPURCHASE AGREEMENT
   (cost $314,000)                                                     314,000
                                                                  ------------
TOTAL INVESTMENTS - 101.2%
   (cost $395,238,770)                                             473,837,430
LIABILITIES, LESS CASH & OTHER ASSETS - (1.2%)                      (5,185,756)
                                                                  ------------
TOTAL NET ASSETS - 100.0%                                         $468,651,674
                                                                  ============

The identified cost of investments owned at September 30, 2005 was the same for federal income tax and financial statement purposes. For federal income tax purposes, the net unrealized appreciation on investments amounted to $78,598,660 which consisted of $99,743,401 of aggregate gross unrealized appreciation, and $21,144,741 of aggregate gross unrealized depreciation.

*    Non-income producing security

(1)  Security is segregated as collateral for written options contracts.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                                SERIES A (EQUITY)

SBL A Call Options Written
Outstanding: Common Stock -                                # of
Expiration Date                        Exercise Price   Contracts   Market Value
------------------------------------   --------------   ---------   ------------
Anadarko Petroleum Corporation -
   10/21/2005                              $95.00           748       $231,880
Target Corporation - 10/21/2005             55.00           639         12,780
                                                          -----       --------
Total call options outstanding
   (premiums received, $283,185)                          1,387       $244,660
                                                          =====       ========

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                           SERIES B (LARGE CAP VALUE)

                                                         NUMBER OF      MARKET
                                                           SHARES       VALUE
                                                         ---------   -----------
COMMON STOCKS - 98.5%
AEROSPACE & DEFENSE - 1.9%
United Technologies Corporation                            151,800   $ 7,869,312
                                                                     -----------
AGRICULTURAL PRODUCTS - 2.3%
Archer-Daniels-Midland Company                             381,400     9,405,324
                                                                     -----------
BROADCASTING & CABLE TV - 2.0%
Clear Channel Communications, Inc.                         257,600     8,472,464
                                                                     -----------
COMMUNICATIONS EQUIPMENT - 2.1%
3Com Corporation*                                        2,103,400     8,581,872
                                                                     -----------
COMPUTER HARDWARE - 2.3%
Hewlett-Packard Company                                    331,200     9,671,040
                                                                     -----------
CONSTRUCTION & ENGINEERING - 5.5%
McDermott International, Inc.*                             341,200    12,491,332
Shaw Group, Inc.*                                          423,700    10,448,442
                                                                     -----------
                                                                      22,939,774
                                                                     -----------
DIVERSIFIED CHEMICALS - 3.5%
Dow Chemical Company                                       176,400     7,350,588
E.I. du Pont de Nemours & Company                          178,600     6,995,762
                                                                     -----------
                                                                      14,346,350
                                                                     -----------
DRUG RETAIL - 2.8%
CVS Corporation                                            406,600    11,795,466
                                                                     -----------
ELECTRIC UTILITIES - 8.2%
Edison International(1)                                    196,300     9,281,064
Entergy Corporation                                        105,600     7,848,192
Exelon Corporation                                         157,500     8,416,800
PG&E Corporation                                           212,400     8,336,700
                                                                     -----------
                                                                      33,882,756
                                                                     -----------
EXCHANGE TRADED FUNDS - 4.9%
iShares Russell 1000 Value Index Fund                      148,100    10,198,166
iShares S&P 500/Barra Value Index Fund                     158,300    10,151,779
                                                                     -----------
                                                                      20,349,945
                                                                     -----------
HEALTH CARE EQUIPMENT - 3.0%
Fisher Scientific International, Inc.*                     198,000    12,285,900
                                                                     -----------
HEALTH CARE SERVICES - 1.1%
Medco Health Soulutions, Inc.*                              85,750     4,701,672
                                                                     -----------
HYPERMARKETS & SUPERCENTERS - 2.0%
Costco Wholesale Corporation                               191,000     8,230,190
                                                                     -----------
INDUSTRIAL CONGLOMERATES - 5.6%
General Electric Company                                   351,900    11,848,473
Tyco International, Ltd.                                   406,600    11,323,810
                                                                     -----------
                                                                      23,172,283
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                           SERIES B (LARGE CAP VALUE)

                                                         NUMBER OF      MARKET
                                                          SHARES        VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
INTEGRATED OIL & GAS - 7.9%
Chevron Corporation                                        151,000   $ 9,774,230
ConocoPhillips                                             141,400     9,885,274
Exxon Mobil Corporation                                    204,600    13,000,284
                                                                     -----------
                                                                      32,659,788
                                                                     -----------
INTEGRATED TELECOMMUNICATION SERVICES - 1.0%
Sprint Nextel Corporation                                  171,400     4,075,892
                                                                     -----------
IT CONSULTING & OTHER SERVICES - 2.0%
Unisys Corporation*                                      1,273,500     8,456,040
                                                                     -----------
MANAGED HEALTH CARE - 2.9%
WellPoint, Inc.*                                           160,900    12,199,438
                                                                     -----------
MOVIES & ENTERTAINMENT - 7.0%
News Corporation                                           488,800     7,620,392
Time Warner, Inc.                                          712,600    12,905,186
Viacom, Inc. (Cl.B)                                        244,200     8,061,042
                                                                     -----------
                                                                      28,586,620
                                                                     -----------
MULTI-LINE INSURANCE - 4.1%
American International Group, Inc.                         272,600    16,890,296
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES - 2.8%
Halliburton Company                                        166,300    11,394,876
                                                                     -----------
OIL & GAS REFINING & MARKETING - 3.4%
Sasol, Ltd. ADR                                            360,500    13,947,745
                                                                     -----------
OIL & GAS STORAGE & TRANSPORTATION - 2.6%
Williams Companies, Inc.                                   426,800    10,691,340
                                                                     -----------
OTHER DIVERSIFIED FINANCIAL SERVICES - 4.4%
Citigroup, Inc.                                            230,300    10,483,256
First Marblehead Corporation                                 4,350       110,490
JP Morgan Chase & Company                                  221,700     7,522,281
                                                                     -----------
                                                                      18,116,027
                                                                     -----------
PACKAGED FOODS & MEATS - 1.9%
Tyson Foods, Inc.                                          441,700     7,972,685
                                                                     -----------
PROPERTY & CASUALTY INSURANCE - 2.8%
Berkshire Hathaway, Inc.*                                      140    11,480,000
                                                                     -----------
RAILROADS - 2.1%
Union Pacific Corporation                                  122,800     8,804,760
                                                                     -----------
SPECIALTY CHEMICALS - 1.7%
Rohm & Haas Company                                        172,200     7,082,586
                                                                     -----------
TOBACCO - 1.6%
Altria Group, Inc.                                          91,800     6,766,578
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                           SERIES B (LARGE CAP VALUE)

                                                        PRINCIPAL
                                                        AMOUNT OR
                                                        NUMBER OF      MARKET
                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
TRADING COMPANIES & DISTRIBUTORS - 2.2%
Hughes Supply, Inc.
                                                          285,400   $  9,304,040
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICE - 0.9%
Alltel Corporation
                                                           59,900      3,900,089
                                                                    ------------
TOTAL COMMON STOCKS
   (cost $367,963,341)                                               408,033,148
                                                                    ------------
COMMERCIAL PAPER - 0.2%
ELECTRIC - 0.2%
Southern Company, 3.73%, 10-05-05                      $1,000,000        999,586
                                                                    ------------
TOTAL COMMERCIAL PAPER
   (cost $999,586)                                                       999,586
                                                                    ------------
ASSET BACKED COMMERCIAL PAPER - 1.1%
FINANCIAL COMPANIES - DIVERSIFIED - 0.3%
Amsterdam Funding Corporation, 3.63%, 10-13-05         $1,200,000      1,198,540
                                                                    ------------
FINANCIAL COMPANIES - SECURITIES - 0.8%
Asset One Securitization:
   3.79, 10-18-05                                      $1,500,000      1,497,315
   3.79, 10-21-05                                      $1,800,000      1,796,210
                                                                    ------------
                                                                       3,293,525
                                                                    ------------
TOTAL ASSET BACKED COMMERCIAL PAPER
   (cost $4,492,065)                                                   4,492,065
                                                                    ------------
REPURCHASE AGREEMENT - 0.2%
United Missouri Bank, 3.42%, dated 9-30-05,
   matures 10-03-05; repurchase amount
   of $713,203 (Collateralized by FNMA, 6.00%,
   12-15-05 with a value of $727,360)                  $  713,000        713,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (cost $713,000)                                                       713,000
                                                                    ------------
TOTAL INVESTMENTS - 100.0%
   (cost $374,167,992)                                               414,237,799
CASH & OTHER ASSETS, LESS LIABILITIES - 0.0%                             121,444
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $414,359,243
                                                                    ============

For federal income tax purposes the identified cost of investments owned at September 30, 2005 was $374,857,961. For federal income tax purposes, the net unrealized appreciation on investments amounted to $39,379,838, which consisted of $47,846,310 of aggregate gross unrealized appreciation, and $8,466,472 of aggregate gross unrealized depreciation.

*    Non-income producing security

ADR (American Depositary Receipt)

(1)  Security is segregated as collateral for written options contracts.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                           SERIES B (LARGE CAP VALUE)

SBL B Call Options Written Outstanding:

                                                           # of
Common Stock - Expiration Date         Exercise Price   Contracts   Market Value
------------------------------         --------------   ---------   ------------
Edison International - 10/21/2005          $47.50         1,963       $147,225
                                                          -----       --------
Total call options outstanding
   (premiums received, $173,816)                          1,963       $147,225
                                                          =====       ========

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                             SERIES C (MONEY MARKET)

                                                          PRINCIPAL     MARKET
                                                           AMOUNT        VALUE
                                                         ----------   ----------
COMMERCIAL PAPER - 33.0%
AUTOMOTIVE - 3.4%
American Honda Finance, 3.55%, 10-05-05
                                                         $2,800,000   $2,798,896
                                                                      ----------
BANKING - 8.5%
ING (US) Funding LLC, 3.78%, 11-18-05                     3,000,000    2,984,880
UBS Finance (DE), Inc.:
   3.77%, 11-04-05                                        1,263,000    1,258,503
   3.83%, 11-23-05                                        2,800,000    2,784,212
                                                                      ----------
                                                                       7,027,595
                                                                      ----------
BROKERAGE - 6.3%
Goldman Sachs Group, Inc., 3.76%, 10-21-05                3,200,000    3,193,316
Morgan Stanley, 3.80%, 10-24-05                           2,000,000    1,995,144
                                                                      ----------
                                                                       5,188,460
                                                                      ----------
FINANCIAL - OTHER - 3.6%
Countrywide Financial, 3.82%, 10-03-05                    3,000,000    2,999,363
                                                                      ----------
FINANCIAL COMPANIES - NON CAPTIVE DIVERSIFIED - 3.6%
CIT Group, Inc., 3.62%, 10-11-05                          3,000,000    2,996,983
                                                                      ----------
NON U.S. BANKING - 7.6%
Bank of Ireland:
   3.62%, 10-17-05                                        1,300,000    1,298,079
   3.72%, 11-14-05                                        1,100,000    1,095,081
Danske Corporation:
   3.80%, 11-14-05                                        2,000,000    1,990,711
   3.80%, 11-16-05                                        1,900,000    1,890,774
                                                                      ----------
                                                                       6,274,645
                                                                      ----------
TOTAL COMMERCIAL PAPER
   (cost $27,285,690)                                                 27,285,942
                                                                      ----------
ASSET BACKED COMMERCIAL PAPER - 37.7%
FINANCIAL COMPANIES - CAPTIVE - 4.0%
Edison Asset Securitization, 3.63%, 10-19-05              3,300,000    3,294,010
                                                                      ----------
FINANCIAL COMPANIES - DIVERSIFIED - 9.3%
Amstel Funding Corporation:
   3.63%, 10-18-05                                        2,600,000    2,595,883
   3.78%, 12-07-05                                        1,000,000      992,951
Amsterdam Funding Corporation, 3.63%, 10-13-05            3,500,000    3,495,765
Govco, Inc., 3.65%, 10-18-05                                600,000      598,969
                                                                      ----------
                                                                       7,683,568
                                                                      ----------
FINANCIAL COMPANIES - MISCELLANEOUS RECEIVABLES - 7.2%
Falcon Asset Securitization Corporation, 3.64%,
   10-17-05                                               2,500,000    2,495,956
Jupiter Securitization Corporation, 3.77%, 10-28-05       3,500,000    3,490,104
                                                                      ----------
                                                                       5,986,060
                                                                      ----------
FINANCIAL COMPANIES - SECURITIES - 12.7%
Asset One Securitization:
   3.76%, 10-06-05                                        1,300,000    1,299,321
   3.77%, 10-20-05                                        2,295,000    2,290,434
Galaxy Funding, Inc., 3.68% - 11-08-05                    3,500,000    3,486,634

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                             SERIES C (MONEY MARKET)

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
ASSET BACKED COMMERCIAL PAPER (CONTINUED)
FINANCIAL COMPANES - SECURITIES (CONTINUED)
Perry Global Funding LLC:
   3.61%, 10-12-05                                      $1,000,000   $   999,050
   3.81%, 11-02-05                                       2,500,000     2,491,533
                                                                     -----------
                                                                      10,566,972
                                                                     -----------
FINANCIAL COMPANIES - TRADE RECEIVABLES - 4.5%
Old Line Funding Corporation, 3.62%, 10-14-05            3,700,000     3,695,163
                                                                     -----------
TOTAL ASSET BACKED COMMERCIAL PAPER
   (cost $31,225,064)                                                 31,225,773
                                                                     -----------
CORPORATE BONDS - 15.4%
BROKERAGE - 7.4%
Bear Stearns Company, Inc.:
   3.689%, 10-28-05(1)                                   1,475,000     1,475,406
   3.93%, 11-28-05(1)                                    2,200,000     2,199,991
Credit Suisse First Boston USA, 3.579%, 10-05-05(1)      2,485,000     2,486,337
                                                                     -----------
                                                                       6,161,734
                                                                     -----------
FINANCIAL - OTHER - 1.2%
National Rural Utilities, 3.897%, 11-17-05(1)            1,000,000       999,982
                                                                     -----------
FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 6.8%
American Express Credit, 3.859%, 10-24-05(1)             1,200,000     1,200,162
Student Loan Marketing Assocation:
   3.85%, 10-25-05(1)                                    2,200,000     2,201,060
   4.07%, 12-15-05(1)                                    2,200,000     2,201,760
                                                                     -----------
                                                                       5,602,982
                                                                     -----------
TOTAL CORPORATE BONDS
   (cost $12,765,198)                                                 12,764,698
                                                                     -----------
MISCELLANEOUS ASSETS - 3.6%
FUNDING AGREEMENTS - 3.6%
United of Omaha Life Insurance Company, 3.743%,
   10-01-05(1)                                           3,000,000     3,000,000
                                                                     -----------
TOTAL FUNDING AGREEMENTS
   (cost $3,000,000)                                                   3,000,000
                                                                     -----------
U.S. GOVERNMENT SPONSORED AGENCIES - 9.5%
FEDERAL HOME LOAN BANK - 3.0%
   3.00%, 01-18-06                                       1,500,000     1,495,698
   3.25%, 02-28-06                                       1,000,000       997,063
                                                                     -----------
                                                                       2,492,761
                                                                     -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.8%
   4.125%, 09-27-06                                      1,500,000     1,495,486
                                                                     -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.8%
   3.668%, 10-07-05(1)                                   1,500,000     1,499,990
                                                                     -----------
SMALL BUSINESS ASSOCIATION POOLS - 2.4%
   #503295, 3.75%, 10-01-05(1)                          $  189,915   $   189,334
   #503303, 3.75%, 10-01-05(1)                             219,386       218,715

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                             SERIES C (MONEY MARKET)

                                                         PRINCIPAL      MARKET
                                                           AMOUNT       VALUE
                                                         ---------   -----------
U.S. GOVERNMENT SPONSORED AGENCIES (CONTINUED)
SMALL BUSINESS ASSOCIATION POOLS (CONTINUED)
   #503308, 4.00%, 10-01-05(1)                             157,385       157,385
   #503459, 4.00%, 10-01-05(1)                             342,029       340,747
   #503176, 4.125%, 10-01-05(1)                             93,448        93,915
   #503343, 4.125%, 10-01-05(1)                            251,482       251,482
   #503347, 4.125%, 10-01-05(1)                            440,439       440,439
   #502353, 4.25%, 10-01-05(1)                              58,688        58,688
   #502163, 4.50%, 10-01-05(1)                             245,554       245,554
                                                                     -----------
                                                                       1,996,259
                                                                     -----------
STUDENT LOAN MARKETING ASSOCATION - 0.5%
     1997-4 A2, 4.268% - 2010(1)                           400,254       401,108
                                                                     -----------
TOTAL U.S. GOVERNMENT SPONSORED AGENCIES
     (cost $7,898,779)                                                 7,885,604
                                                                     -----------
REPURCHASE AGREEMENT - 1.0%
United Missouri Bank, 3.42%, dated 09-30-05, matures
   10-03-05; repurchase amount of $864,246
   (Collateralized by FNMA, 3.79%, 07-06-07 with a
   value of $881,881)                                      864,000       864,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENT
   (cost $864,000)                                                       864,000
                                                                     -----------
TOTAL INVESTMENTS - 100.2%
   (cost $83,038,731)                                                 83,026,017
LIABILITIES, LESS CASH & OTHER ASSETS - (0.2%)                          (197,590)
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $82,828,427
                                                                     ===========

The indentified cost of investments owned at September 30, 2005 was the same for federal income tax and financial statement purposes. For federal income tax purposes, the net unrealized depreciation on investments amounted to $12,714, which consisted of $2,053 of aggregate gross unrealized appreciation and $14,767 of aggregate gross unrealized depreciation.

(1) Variable rate security. Rate indicated is rate effective at September 30, 2005. Maturity date indicated is next interest reset date.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                             SERIES C (MONEY MARKET)

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                                SERIES D (GLOBAL)

                                                         NUMBER OF      MARKET
                                                           SHARES       VALUE
                                                         ---------   -----------
COMMON STOCKS - 98.5%
AUSTRALIA - 0.6%
Australia & New Zealand Banking Group, Ltd.               65,287     $ 1,194,730
Macquarie Airports
                                                         652,701       1,632,375
                                                                     -----------
                                                                       2,827,105
                                                                     -----------
BERMUDA - 0.9%
Ace, Ltd.
                                                          91,199       4,292,737
                                                                     -----------
BRAZIL - 1.7%
Companhia de Bebidas das Americas ADR                     79,556       2,957,892
Empresa Brasileira de Aeronautica S.A. ADR               134,926       5,208,144
                                                                     -----------
                                                                       8,166,036
                                                                     -----------
CANADA - 2.2%
Husky Energy, Inc.                                       150,100       8,337,167
Manulife Financial Corporation                            47,083       2,511,093
                                                                     -----------
                                                                      10,848,260
                                                                     -----------
FINLAND - 0.5%
Fortum Oyj                                                88,200       1,769,616
Neste Oil OYJ*                                            15,975         591,709
                                                                     -----------
                                                                       2,361,325
                                                                     -----------
FRANCE - 7.9%
Essilor International S.A.                                25,270       2,091,792
European Aeronautic Defence & Space Company              147,290       5,220,226
France Telecom S.A.                                      128,107       3,675,371
JC Decaux S.A.*                                           69,960       1,543,180
LVMH Moet Hennessy Louis Vuitton S.A.                     67,580       5,569,758
Sanofi-Aventis                                            97,339       8,039,955
Societe Generale                                          39,840       4,544,732
Technip S.A.                                              97,870       5,789,774
Total S.A.                                                 9,343       2,549,162
                                                                     -----------
                                                                      39,023,950
                                                                     -----------
GERMANY - 2.9%
Allianz AG                                                38,272       5,165,467
SAP AG                                                    29,251       5,053,516
Siemens AG                                                55,733       4,292,047
                                                                     -----------
                                                                      14,511,030
                                                                     -----------
HONG KONG - 2.3%
HSBC Holdings plc                                        282,769       4,593,490
Hong Kong & China Gas Company, Ltd.                    1,135,700       2,339,027
Hutchison Whampoa, Ltd.                                  197,918       2,044,476
Television Broadcasts, Ltd.                              420,904       2,570,816
                                                                     -----------
                                                                      11,547,809
                                                                     -----------
INDIA - 3.1%
Hindustan Lever, Ltd.                                    804,300       3,316,088
ICICI Bank, Ltd. ADR                                      96,850       2,736,013
Infosys Technologies, Ltd.                               107,949       6,184,028
Zee Telefilms, Ltd.                                      719,900       2,830,478
                                                                     -----------
                                                                      15,066,607
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                                SERIES D (GLOBAL)

                                                         NUMBER OF      MARKET
                                                           SHARES       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
IRELAND - 0.5%
Anglo Irish Bank Corporation plc                           181,084   $ 2,458,400
                                                                     -----------
ITALY - 0.5%
Eni SpA                                                     83,366     2,474,889
                                                                     -----------
JAPAN - 10.2%
Canon, Inc.                                                 29,500     1,593,049
Chugai Pharmaceutical Company, Ltd.                        109,200     2,082,703
Credit Saison Company, Ltd.                                 67,300     2,952,508
Fanuc, Ltd.                                                 17,700     1,431,406
Hoya Corporation                                           126,400     4,197,930
JGC Corporation                                             69,000     1,261,287
KDDI Corporation                                             1,062     5,987,579
Keyence Corporation                                          9,600     2,413,637
Murata Manufacturing Company, Ltd.                          70,100     3,909,025
Nidec Corporation                                           23,400     1,391,446
Nintendo Company, Ltd.                                      10,700     1,248,011
Resona Holdings, Inc.*                                         864     2,230,468
Shionogi & Company, Ltd.                                   267,000     3,634,013
Shiseido Company, Ltd.                                     139,000     2,003,295
Sony Corporation                                           137,200     4,508,268
Square Enix Corporation, Ltd.                               54,700     1,513,086
Takeda Pharmaceutical Company, Ltd.                         20,800     1,238,673
Toyota Motor Corporation                                    94,100     4,310,620
Trend Micro, Inc.                                           48,000     1,518,037
Yahoo Japan Corporation                                        878     1,028,710
                                                                     -----------
                                                                      50,453,751
                                                                     -----------
KOREA - 2.6%
Hyundai Heavy Industries Company, Ltd.                      43,490     3,233,116
Samsung Electronics Company, Ltd.                            8,948     5,040,499
SK Telecom Company, Ltd.                                     8,720     1,691,655
SK Telecom Company, Ltd. ADR                               142,300     3,107,832
                                                                     -----------
                                                                      13,073,102
                                                                     -----------
MEXICO - 1.8%
Fomento Economico Mexicano, S.A. de C.V.                   405,500     2,833,374
Grupo Modelo, S.A. de C.V. (Cl.C)                          555,100     1,795,639
Grupo Televisa S.A. ADR                                     60,833     4,362,334
                                                                     -----------
                                                                       8,991,347
                                                                     -----------
NETHERLANDS - 1.1%
Koninklijke (Royal) Philips Electronics N.V.               208,400     5,535,801
                                                                     -----------
NORWAY - 0.5%
Tandberg ASA                                               197,000     2,631,318
                                                                     -----------
PANAMA - 0.6%
Carnival Corporation                                        57,500     2,873,850
                                                                     -----------
PORTUGAL - 0.3%
Energias de Portugal S.A.                                  492,790     1,373,548
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                                SERIES D (GLOBAL)

                                                         NUMBER OF      MARKET
                                                           SHARES       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
SINGAPORE - 0.5%
Singapore Press Holdings, Ltd.                             822,466   $ 2,245,740
                                                                     -----------
SPAIN - 0.5%
Industria de Diseno Textil, S.A.                            88,300     2,590,600
                                                                     -----------
SWEDEN - 5.2%
Hennes & Mauritz AB (Cl.B)                                 254,900     9,091,007
Investor AB (Cl.B)**                                       112,333     1,745,989
Telefonaktiebolaget LM Ericsson (Cl.B)                   4,057,100    14,809,799
                                                                     -----------
                                                                      25,646,795
                                                                     -----------
SWITZERLAND - 2.8%
Credit Suisse Group                                        111,414     4,932,032
Novartis AG                                                 56,869     2,884,309
Roche Holding AG                                            43,650     6,063,249
                                                                     -----------
                                                                      13,879,590
                                                                     -----------
TAIWAN - 0.6%
Taiwan Semiconductor Manufacturing Company, Ltd. ADR       351,382     2,888,360
                                                                     -----------
UNITED KINGDOM - 12.2%
3i Group plc**                                             154,390     2,139,278
BP plc ADR                                                  71,875     5,092,344
Cadbury Schweppes plc                                      468,645     4,729,824
DSG International plc                                      839,933     2,232,171
GUS plc                                                    112,770     1,698,757
Pearson plc                                                238,440     2,772,167
Peninsular & Oriental Steam Navigation Company             352,364     2,076,292
Prudential plc                                             363,228     3,294,505
Reckitt Benckiser plc                                      281,207     8,556,426
Royal Bank of Scotland Group plc                           257,622     7,311,969
Smith & Nephew plc                                         374,565     3,143,110
Vodafone Group plc                                       5,912,640    15,374,428
WPP Group plc                                              153,990     1,566,368
                                                                     -----------
                                                                      59,987,639
                                                                     -----------
UNITED STATES - 36.5%
3M Company                                                  42,200     3,095,792
Adobe Systems, Inc.                                         88,500     2,641,725
Advanced Micro Devices, Inc.*                              330,100     8,318,520
Affymetrix, Inc.*                                           54,400     2,514,912
Altera Corporation*                                         58,500     1,117,935
Altria Group, Inc.                                          18,600     1,371,006
Amazon.com, Inc.*                                           39,200     1,775,760
American Express Company                                    82,500     4,738,800
Amgen, Inc.*                                                64,200     5,114,814
Amylin Pharmaceuticals, Inc.*                               22,100       768,859
Berkshire Hathaway, Inc. (Cl.B)*                             1,010     2,758,310
Boeing Company                                              39,500     2,684,025
Boston Scientific Corporation*                              96,100     2,245,857
Burlington Resources, Inc.                                  61,100     4,968,652
Cadence Design Systems, Inc.*                              124,000     2,003,840
Chevron Corporation                                         66,054     4,275,675

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                                SERIES D (GLOBAL)

                                                        NUMBER OF      MARKET
                                                          SHARES        VALUE
                                                        ---------   ------------
COMMON STOCKS (CONTINUED)
UNITED STATES (CONTINUED)
Circuit City Stores, Inc.                                 19,799    $    339,751
Cisco Systems, Inc.*                                     157,400       2,822,182
Citigroup, Inc.                                           29,233       1,330,686
Coach, Inc.*                                              82,400       2,584,064
Corning, Inc.*                                           316,300       6,114,079
Cree, Inc.*                                               96,300       2,409,426
eBay, Inc.*                                              162,700       6,703,240
Emerson Electric Company                                  44,500       3,195,100
Everest Re Group, Ltd.                                    17,600       1,723,040
Express Scripts, Inc.*                                    46,100       2,867,420
Eyetech Pharmaceuticals, Inc.*                            73,400       1,318,264
Gap, Inc.                                                 75,700       1,319,451
Genentech, Inc.*                                          36,800       3,098,928
Genzyme Corporation*                                      34,900       2,500,236
Gilead Sciences, Inc.*                                    98,600       4,807,736
Gillette Company                                          68,400       3,980,880
GlobalSantaFe Corporation                                105,000       4,790,100
International Business Machines Corporation               47,175       3,784,379
International Game Technology                            105,700       2,853,900
International Rectifier Corporation*                      45,000       2,028,600
Intuit, Inc.*                                             49,700       2,227,057
JP Morgan Chase & Company                                108,092       3,667,562
Juniper Networks, Inc.*                                   59,700       1,420,263
Lockheed Martin Corporation                               37,700       2,301,208
Medtronic, Inc.                                           20,700       1,109,934
Microsoft Corporation                                    268,500       6,908,505
Morgan Stanley                                            99,200       5,350,848
Nektar Therapeutics*(1,2)                                 57,268         776,554
Northern Trust Corporation                                97,700       4,938,735
Northrop Grumman Corporation                              41,900       2,277,265
Novell, Inc.*                                            380,300       2,833,235
Pfizer, Inc.                                              92,599       2,312,197
Qualcomm, Inc.                                            96,540       4,320,165
Quest Diagnostics, Inc.                                   77,000       3,891,580
Raytheon Company                                          81,900       3,113,838
Silicon Laboratories, Inc.*                               21,900         665,541
Sirius Satellite Radio, Inc.*                            902,500       5,911,375
Starbucks Corporation*                                    47,000       2,354,700
Sun Microsystems, Inc.*                                  491,400       1,926,288
Tiffany & Company                                         34,200       1,360,134
Transocean, Inc.*                                        111,300       6,823,803
Wyeth                                                     51,600       2,387,532
                                                                    ------------
                                                                     179,844,263
                                                                    ------------
TOTAL COMMON STOCKS
   (cost $357,341,154)                                               485,593,852
                                                                    ------------
PREFERRED STOCKS - 1.1%
BRAZIL - 0.6%
Contax Participacoes S.A.*                               179,988         111,743
Tele Norte Leste Participacoes S.A.                      179,988       2,970,919
                                                                    ------------
                                                                       3,082,662
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                                SERIES D (GLOBAL)

                                                       PRINCIPAL
                                                       AMOUNT OR
                                                        NUMBER OF      MARKET
                                                         SHARES         VALUE
                                                       ----------   ------------
PREFERRED STOCKS (CONTINUED)
GERMANY - 0.5%
Porsche AG                                                  3,241   $  2,491,055
                                                                    ------------
TOTAL PREFERRED STOCKS
   (cost $4,596,213)                                                   5,573,717
                                                                    ------------
REPURCHASE AGREEMENT - 0.8%
State Street, 1.60%, dated 09-30-05, matures
   10-03-05; repurchase amount of $3,953,213
   (Collateralized by FNMA, 2.18%, 01-30-06 with
   a value of $4,036,489)                              $3,952,686      3,952,686
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (cost $3,952,686)                                                   3,952,686
                                                                    ------------
TOTAL INVESTMENTS - 100.4%
   (cost $365,890,053)                                               495,120,255
LIABILITIES, LESS CASH & OTHER ASSETS - (0.4%)                        (2,123,005)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $492,997,250
                                                                    ============

INVESTMENT CONCENTRATION

At September 30, 2005, SBL D's investment concentration by industry was as follows:

Aerospace & Defense                                                         1.1%
Air Freight & Logistics                                                     3.2%
Automobiles                                                                 1.4%
Beverages                                                                   2.5%
Biotechnology                                                               3.7%
Capital Markets                                                             2.1%
Commercial Banks                                                            2.1%
Commercial Services & Supplies                                              0.3%
Communications Equipment                                                    5.3%
Computers & Peripherals                                                     1.2%
Constuction & Engineering                                                   0.3%
Consumer Finance                                                            1.6%
Diversified Financial Services                                              6.5%
Diversified Telecommunications                                              3.9%
Electric Utilities                                                          0.3%
Electrical Equipment                                                        0.6%
Electronic Equipment & Instruments                                          1.6%
Energy Equipment & Services                                                 1.2%
Gas Utilities                                                               0.5%
Health Care Equipment & Services                                            2.6%
Health Care Providers & Services                                            1.4%
Hotels, Restaurants & Leisure Products                                      1.6%
Household Durables                                                          3.5%
Household Products                                                          2.4%
Industrial Conglomerates                                                    1.5%
Insurance                                                                   4.0%
Internet & Catalog Retail                                                   0.4%
Internet Software & Services                                                2.4%
IT Services                                                                 1.2%
Leisure Equipment & Products                                                0.2%
Machinery                                                                   0.9%

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                                SERIES D (GLOBAL)

INVESTMENT CONCENTRATION (CONTINUED)
Marine                                                                      0.4%
Media                                                                       4.8%
Multiline Retail                                                            0.3%
Multi-Utilities & Unregulated Power                                         0.4%
Oil, Gas & Consumable Fuels                                                 7.1%
Paper & Forest Products                                                     1.0%
Personal Products                                                           1.2%
Pharmaceuticals                                                             6.4%
Semiconductors & Semiconductor Equipment                                    3.4%
Software                                                                    4.1%
Specialty Retail                                                            0.3%
Textiles, Apparel & Luxury Goods                                            4.3%
Tobacco                                                                     0.3%
Wireless Telecommunications                                                 4.1%
Repurchase agreement                                                        0.8%
Liabilities, less cash & other assets                                      -0.4%
                                                                          -----
                                                                          100.0%
                                                                          =====

For federal income tax purposes the indentified cost of investments owned at September 30, 2005 was $366,703,497. For federal income tax purposes, the net unrealized appreciation on investments amounted to $128,416,758 which consisted of $135,786,642 of aggregate gross unrealized appreciation, and $7,369,884 of aggregate gross unrealized depreciation.

*    Non-income producing security

**   Passive Foreign Investment Company

ADR (American Depositary Receipt)

plc (public limited company)

(1) Security is restricted. The total market value of restricted securities is $776,554 (cost $649,992), or 0.2% of total net assets.

     The acquisition date was March 25, 2004.

(2) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $776,554, or 0.2% of total net assets.

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                          SERIES E (DIVERSIFIED INCOME)

                                                          PRINCIPAL     MARKET
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS - 31.8%
AIRLINES - 0.5%
Southwest Airlines Company, 7.875% - 2007                $  700,000   $  737,472
                                                                      ----------
AUTOMOTIVE - 0.8%
Ford Motor Credit Company, 6.50% - 2007                     650,000      650,756
Johnson Controls, Inc., 4.875% - 2013                       600,000      591,717
                                                                      ----------
                                                                       1,242,473
                                                                      ----------
BANKING - 4.0%
BCH Cayman Islands, Ltd., 7.70% - 2006                      700,000      716,579
Bank of America Corporation, 7.80% - 2010                   650,000      725,463
BankBoston Capital Trust, 4.39% - 2028 (3)                1,200,000    1,161,737
Chase Capital III, 4.42% - 2027 (3)                       1,200,000    1,136,802
Danske Bank A/S, 7.40% - 2010 (1, 3)                        800,000      834,110
Regions Financial Corporation, 7.00% - 2011               1,000,000    1,100,409
US Central Credit Union, 2.70% - 2009                       511,364      487,279
                                                                      ----------
                                                                       6,162,379
                                                                      ----------
BROKERAGE - 1.3%
Credit Suisse First Boston USA, 6.125% - 2011               600,000      637,440
Legg Mason, Inc., 6.75% - 2008                              650,000      684,728
Waddell & Reed Financial, Inc., 7.50% - 01/18/2006          650,000      655,359
                                                                      ----------
                                                                       1,977,527
                                                                      ----------
BUILDING MATERIALS - 0.4%
CRH America, Inc., 6.95% - 2012                             600,000      659,319
                                                                      ----------
CHEMICALS - 0.5%
PPG Industries, Inc., 7.40% - 2019
                                                            650,000      785,362
                                                                      ----------
DIVERSIFIED MANUFACTURING - 2.8%
General Electric Company, 5.00% - 2013                      600,000      604,988
Leggett & Platt, 5.00% - 2015                             2,925,000    2,902,630
Tyco International Group, 7.00% - 2028                      650,000      751,286
                                                                      ----------
                                                                       4,258,904
                                                                      ----------
ELECTRIC - 1.8%
Arizona Public Service Company, 6.375% - 2011               600,000      646,411
Cincinnati Gas & Electric Company, 5.70% - 2012             600,000      622,301
East Coast Power LLC:
   6.737% - 2008                                             61,076       62,061
   7.066% - 2012                                            140,866      147,200
Kansas Gas & Electric, 5.647% - 2021 (1)                    650,000      643,266
Oncor Electric Delivery Company, 6.375% - 2015              600,000      647,735
                                                                      ----------
                                                                       2,768,974
                                                                      ----------
ENERGY - INDEPENDENT - 1.0%
Devon Financing Corporation, ULC, 6.875% - 2011             600,000      659,531
Pancanadian Petroleum, 6.30% - 2011                         750,000      802,997
                                                                      ----------
                                                                       1,462,528
                                                                      ----------
ENERGY - INTEGRATED - 0.5%
Conoco, Inc., 6.95% - 2029                                  650,000      791,236
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                          SERIES E (DIVERSIFIED INCOME)

                                                          PRINCIPAL     MARKET
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)
FINANCIAL - OTHER - 1.2%
Abbey National plc, 6.69% - 2005                         $  725,000   $  725,649
Willis Group North America, 5.625% - 2015                 1,200,000    1,192,280
                                                                      ----------
                                                                       1,917,929
                                                                      ----------
FINANCIAL COMPANIES - CAPTIVE - 1.6%
CIT Group Company of Canada, 4.65% - 2010 (1)             1,800,000    1,779,469
General Motors Acceptance Corporation,
   6.125% - 2006                                            650,000      652,064
                                                                      ----------
                                                                       2,431,533
                                                                      ----------
FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 1.3%
Capital One Financial, 4.738% - 2007                        650,000      649,739
Countrywide Capital, 8.00% - 2026                           700,000      719,125
SLM Corporation, 5.05% - 2014                               600,000      601,172
                                                                      ----------
                                                                       1,970,036
                                                                      ----------
FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 0.5%
General Electric Capital Corporation, 5.875% - 2012         600,000      630,384
General Motors Acceptance Corporation,
   6.311% - 2007                                            105,000      101,483
                                                                      ----------
                                                                         731,867
                                                                      ----------
GAMING - 0.2%
Park Place Entertainment, 7.875% - 2005                     300,000      301,875
                                                                      ----------
HEALTH CARE - 0.4%
Anthem, Inc., 6.80% - 2012                                  600,000      661,698
                                                                      ----------
HOME CONSTRUCTION - 0.8%
KB Home, 6.25% - 2015                                     1,250,000    1,212,111
                                                                      ----------
INDUSTRIAL - OTHER - 0.4%
Eaton Corporation, 5.75% - 2012                             625,000      656,684
                                                                      ----------
INSURANCE - LIFE - 0.9%
AIG Sunamerica Global Financing X, 6.90% - 2032 (1)       1,200,000    1,413,856
                                                                      ----------
INSURANCE - PROPERTY & CASUALTY - 1.3%
Liberty Mutual Group, 5.75% - 2014 (1)                    1,250,000    1,221,405
Nationwide Mutual Insurance Company,
   8.25% - 2031 (1)                                         650,000      814,340
                                                                      ----------
                                                                       2,035,745
                                                                      ----------
MEDIA - CABLE - 1.1%
Comcast Corporation, 5.30% - 2014                           625,000      623,374
Jones Intercable, Inc., 7.625% - 2008                       500,000      530,928
Lenfest Communications, Inc., 10.50% - 2006                 500,000      517,576
                                                                      ----------
                                                                       1,671,878
                                                                      ----------
MEDIA - NONCABLE - 0.4%
New York Times Company, 4.50% - 2010                        650,000      648,760
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                          SERIES E (DIVERSIFIED INCOME)

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)
PACKAGING - 0.4%
Bemis Company, Inc., 4.875% - 2012                      $  650,000   $   639,184
                                                                     -----------
PHARMACEUTICALS - 0.5%
Eli Lilly & Company, 7.125% - 2025                         650,000       793,711
                                                                     -----------
PIPELINES - 0.7%
Consolidated Natural Gas Company, 6.625% - 2013            600,000       657,945
Express Pipeline LP, 6.47% - 2013 (1)                      386,400       392,223
                                                                     -----------
                                                                       1,050,168
                                                                     -----------
RAILROADS - 0.9%
Canadian National Railway Company, 6.25% - 2034          1,200,000     1,329,451
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS - 1.9%
Berkshire Hathaway, 4.75% - 2012 (1)                     1,800,000     1,779,710
Reckson Operating Partnership, 5.15% - 2011              1,200,000     1,191,071
                                                                     -----------
                                                                       2,970,781
                                                                     -----------
SERVICES - 0.1%
American Eco Corporation, 9.625% - 2008 * (4, 5)           500,000            --
MasTec, Inc., 7.75% - 2008                                 200,000       200,000
                                                                     -----------
                                                                         200,000
                                                                     -----------
TECHNOLOGY - 1.6%
Affiliated Computer Services, 5.20% - 2015               1,200,000     1,169,721
Pitney Bowes, Inc., 5.875% - 2006                          650,000       654,163
Science Applications International Corporation,
   7.125% - 2032                                           600,000       710,498
                                                                     -----------
                                                                       2,534,382
                                                                     -----------
TELECOMMUNICATIONS - WIRELESS - 0.8%
Nextel Communications, 6.875 - 2013                      1,200,000     1,273,744
                                                                     -----------
TRANSPORTATION SERVICES - 1.2%
Erac USA Finance Company:
   7.35% - 2008 (1)                                        600,000       635,989
   6.70% - 2034 (1)                                        600,000       643,283
TTX Company, 4.90% - 2015 (1)                              650,000       631,842
                                                                     -----------
                                                                       1,911,114
                                                                     -----------
TOTAL CORPORATE BONDS
   (cost $48,380,985)                                                 49,202,681
                                                                     -----------
MORTGAGE BACKED SECURITIES - 44.8%
U.S. GOVERNMENT AGENCIES - 39.8%
Federal Home Loan Mortgage Corporation:
   #E01378, 5.00% - 2018                                 2,484,496     2,479,714
   #E01488, 5.00% - 2018                                 2,216,621     2,212,355
   #E01538, 5.00% - 2018                                 2,284,188     2,279,792
   FHR #188 H CMO, 7.00% - 2021                              2,712         2,706
   #C44050, 7.00% - 2030                                    57,996        60,605

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                          SERIES E (DIVERSIFIED INCOME)

                                                          PRINCIPAL     MARKET
                                                           AMOUNT        VALUE
                                                         ----------   ----------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S. GOVERNMENT AGENCIES (CONTINUED)
   #C01079, 7.50% - 2030                                 $   36,586   $   38,795
   #C01172, 6.50% - 2031                                    112,543      115,736
   #C01210, 6.50% - 2031                                    129,665      133,559
   #C50964, 6.50% - 2031                                    112,846      116,048
   #C50967, 6.50% - 2031                                     36,870       37,977
   #C01277, 7.00% - 2031                                    190,664      199,209
   #C01292, 6.00% - 2032                                    490,640      499,490
   #C62801, 6.00% - 2032                                    218,852      222,800
   #C01287, 6.50% - 2032                                    294,768      303,132
   #C76358, 5.00% - 2033                                  2,729,545    2,678,558
   #C78238, 5.50% - 2033                                  2,696,557    2,699,372
   #A16943, 6.00% - 2033                                  1,673,627    1,703,008
   #G08014, 5.00% - 2034                                  2,745,974    2,691,479
   #G08015, 5.50% - 2034                                  2,577,273    2,578,782
   #A17903, 6.00% - 2034                                  1,772,120    1,803,256

Federal National Mortgage Association:
   #254473, 5.50% - 2017                                  2,324,037    2,359,032
   #720714, 4.50% - 2018                                  2,335,934    2,291,474
   FNR 2005-46 TW, 5.00% - 2018                           3,000,000    2,989,678
   #555549, 5.00% - 2018                                  2,643,104    2,637,038
   #750465, 5.00% - 2018                                  2,239,548    2,235,197
   #780952, 4.00% - 2019                                  2,717,384    2,616,694
   FNR 1990-68 J, 6.95% - 2020                                7,206        7,479
   FNR 1990-103 K, 7.50% - 2020                               2,031        2,064
   #252806, 7.50% - 2029                                    111,344      117,928
   #252874, 7.50% - 2029                                     41,013       43,438
   #535277, 7.00% - 2030                                     74,760       78,250
   #551262, 7.50% - 2030                                     26,414       27,958
   #190307, 8.00% - 2030                                     48,487       51,840
   #253356, 8.00% - 2030                                     57,352       61,318
   #541735, 8.00% - 2030                                     50,968       54,492
   #585348, 6.50% - 2031                                     96,526       99,355
   #535838, 6.50% - 2031                                     98,389      101,273
   #591381, 6.50% - 2031                                    170,564      175,564
   #254477, 5.50% - 2032                                  1,300,545    1,300,383
   #254198, 6.00% - 2032                                    495,109      503,495
   #254377, 6.00% - 2032                                    815,735      829,581
   #254478, 6.00% - 2032                                    400,309      407,103
   #666750, 6.00% - 2032                                    839,342      853,559
   #254346, 6.50% - 2032                                    239,574      246,596
   #545691, 6.50% - 2032                                    361,127      371,712
   #659790, 6.50% - 2032                                    291,047      299,885
   #702879, 5.00% - 2033                                  1,644,573    1,613,741
   #709805, 5.00% - 2033                                  2,296,677    2,253,618
   #658077, 5.50% - 2033                                  1,425,055    1,425,817
   #688328, 5.50% - 2033                                  1,395,492    1,396,139
   #689108, 5.50% - 2033                                  1,320,891    1,321,598
   #709748, 5.50% - 2033                                  2,322,592    2,323,835
   #713971, 5.50% - 2033                                  2,206,618    2,207,641
   #754903, 5.50% - 2033                                  1,539,479    1,538,730

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                          SERIES E (DIVERSIFIED INCOME)

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S. GOVERNMENT AGENCIES (CONTINUED)
   #725033, 6.00% - 2034                                $1,279,275   $ 1,300,865
   #255554, 5.50% - 2035                                 2,667,114     2,667,307
                                                                     -----------
                                                                      61,668,050
                                                                     -----------
U.S. GOVERNMENT SPONSORED SECURITIES - 1.7%
Government National Mortgage Association:
   #301465, 9.00% - 2021                                    22,408        24,741
   #305617, 9.00% - 2021                                    25,091        27,704
   #313107, 7.00% - 2022                                   153,508       161,405
   #352022, 7.00% - 2023                                    95,442       100,352
   #369303, 7.00% - 2023                                   115,834       121,793
   #780454, 7.00% - 2026                                   165,744       174,270
   #462680, 7.00% - 2028                                    90,041        94,673
   #482668, 7.00% - 2028                                    79,259        83,337
   #518436, 7.25% - 2029                                    41,056        43,334
   #494109, 7.50% - 2029                                    77,056        81,814
   #510704, 7.50% - 2029                                    43,275        45,948
   #781079, 7.50% - 2029                                    36,987        39,271
   #479229, 8.00% - 2030                                    20,409        21,852
   #479232, 8.00% - 2030                                    26,101        27,947
   #508342, 8.00% - 2030                                    68,920        73,792
   #538285, 6.50% - 2031                                   127,066       132,213
   #561561, 6.50% - 2031                                   233,941       243,480
   #564472, 6.50% - 2031                                   311,448       324,147
   #781414, 5.50% - 2032                                   444,906       449,283
   #552324, 6.50% - 2032                                   238,638       248,304
   II #181907, 9.50% - 2020                                 19,089        21,316
   II #2445, 8.00% - 2027                                   65,572        69,880
   II #2909, 8.00% - 2030                                   39,235        41,813
                                                                     -----------
                                                                       2,652,669
                                                                     -----------
NON-AGENCY SECURITIES - 3.3%
Chase Commercial Mortgage Securities Corporation:
   1997-1B, 7.37% - 2029                                 1,500,000     1,548,795
   1998-1B, 6.56% - 2030                                   500,000       521,835
Credit-Based Asset Servicing & Securitization,
   2004-CB5 AV2, 4.09% - 2035 (3)                        3,000,000     2,999,921
Global Rate Eligible Asset Trust 1998-A,
   7.33% - 2006 (5, 6)                                     796,598            --
                                                                     -----------
                                                                       5,070,551
                                                                     -----------
TOTAL MORTGAGE BACKED SECURITIES
   (cost $70,797,349)                                                 69,391,270
                                                                     -----------
U.S. AGENCY BONDS & NOTES - 7.7%
Federal Home Loan Bank,
   6.375% - 2006                                           900,000       914,973
Federal Home Loan Mortgage Corporation,
   2.85% - 2007                                          3,000,000     2,939,427

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                          SERIES E (DIVERSIFIED INCOME)

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
U.S. AGENCY BONDS & NOTES (CONTINUED)
Federal National Mortgage Association:
   4.00% - 2007                                         $3,000,000   $ 2,977,731
   6.00% - 2008                                            850,000       882,637
   5.00% - 2013 (2)                                      1,935,000     1,921,914
   6.625% - 2030                                           750,000       925,826
   7.125% - 2030                                         1,000,000     1,298,972
                                                                     -----------
TOTAL U.S. AGENCY BONDS & NOTES
   (cost $9,857,828)                                                  11,861,480
                                                                     -----------
U.S. GOVERNMENT SECURITIES - 6.3%
U.S. Treasury Bond:
   4.25% - 2015                                            650,000       645,937
   5.375% - 2031                                         2,000,000     2,240,624
U.S. Treasury Notes:
   3.375% - 2007                                         4,000,000     3,956,248
   3.75% - 2007                                            600,000       596,156
   6.25% - 2007                                          1,750,000     1,799,424
   4.00% - 2010                                            600,000       594,539
                                                                     -----------
TOTAL U.S. GOVERNMENT SECURITIES
   (cost $11,550,852)                                                  9,832,928
                                                                     -----------
COMMERCIAL PAPER - 5.9%
BANKING - 1.3%
UBS Finance (DE), Inc., 3.76%, 10-03-05                  2,000,000     1,999,582
                                                                     -----------
BROKERAGE - 2.3%
Morgan Stanley:
   3.62%, 10-05-05                                       1,600,000     1,599,323
   3.75%, 10-07-05                                       2,000,000     1,997,083
                                                                     -----------
                                                                       3,596,406
                                                                     -----------
FINANCIAL - OTHER - 2.3%
Countrywide Financial:
   3.81%, 10-04-05                                       1,500,000     1,499,524
   3.78%, 10-11-05                                       2,000,000     1,997,878
                                                                     -----------
                                                                       3,497,402
                                                                     -----------
TOTAL COMMERCIAL PAPER
   (cost $9,093,390)                                                   9,093,390
                                                                     -----------
ASSET BACKED COMMERCIAL PAPER - 2.6%
FINANCIAL COMPANIES - SECURITIES - 2.6%
Asset One Securitization:
   3.76%, 10-06-05                                       2,000,000     1,998,950
   3.78%, 10-13-05                                       2,000,000     1,997,480
                                                                     -----------
                                                                       3,996,430
                                                                     -----------
TOTAL ASSET BACKED COMMERCIAL PAPER
   (cost $3,996,430)                                                   3,996,430
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                          SERIES E (DIVERSIFIED INCOME)

                                                        PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ---------   ------------
REPURCHASE AGREEMENT - 0.2%
United Missouri Bank, 3.42%, dated 9-30-05,
   matures 10-03-05; repurchase amount of
   $383,109 (Collateralized by GNMA, 3.50%,
   10-20-27 with a value of $100,434 and by)
   U.S. Treasury Notes, 2.75%, 06-30-06 with
   a value of $290,283)                                  $383,000   $    383,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (cost $383,000)                                                       383,000
                                                                    ------------
TOTAL INVESTMENTS - 99.3%
   (cost $154,059,834)                                               153,761,179
CASH AND OTHER ASSETS, LESS LIABILITIES - 0.7%                         1,158,400
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $154,919,579
                                                                    ============

For federal income tax purposes the indentified cost of investments owned at September 30, 2005 was $156,115,853. For federal income tax purposes, the net unrealized depreciation on investments amounted to $2,354,674 which consisted of $326,387 of aggregate gross unrealized appreciation, and $2,681,061 of aggregate gross unrealized depreciation.

*    Non-income producing security

CMO  (Collateralized Mortgage Obligation)

plc  (public limited company)

(1) Security is a 144A series. The total market value of 144A securities is $10,789,493 (cost $10,632,263), or 7.0% of total net assets.

(2) Security is a step bond. Rate indicated is rate effective at September 30, 2005.

(3) Variable rate security. Rate indicated is rate effective September 30, 2005.

(4) Security is in default and illiquid. The total market value of illiquid securities is $0, or 0.0% of total net assets

(5) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $0, or 0.0% or net assets.

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                          SERIES E (DIVERSIFIED INCOME)

other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                           SERIES G (LARGE CAP GROWTH)

                                                          NUMBER OF     MARKET
                                                            SHARES       VALUE
                                                          ---------   ----------
COMMON STOCKS - 96.5%
AEROSPACE & DEFENSE - 4.2%
General Dynamics Corporation                                 7,500    $  896,625
United Technologies Corporation                             19,600     1,016,064
                                                                      ----------
                                                                       1,912,689
                                                                      ----------
AIR FREIGHT & LOGISTICS - 3.3%
FedEx Corporation                                           17,400     1,516,062
                                                                      ----------
AIRLINES - 1.5%
Southwest Airlines Company                                  46,000       683,100
                                                                      ----------
BIOTECHNOLOGY - 1.5%
Amgen, Inc.*                                                 8,700       693,129
                                                                      ----------
BROADCASTING & CABLE TV - 3.8%
Univision Communications, Inc.*                             65,300     1,732,409
                                                                      ----------
COMMUNICATIONS EQUIPMENT - 8.2%
3Com Corporation*                                          116,000       473,280
ADC Telecommunications, Inc.*                               47,229     1,079,645
Cisco Systems, Inc.*                                        73,500     1,317,855
Qualcomm, Inc.                                              19,500       872,625
                                                                      ----------
                                                                       3,743,405
                                                                      ----------
COMPUTER HARDWARE - 1.0%
Dell, Inc.*                                                 13,500       461,700
                                                                      ----------
CONSUMER FINANCE - 2.8%
American Express Company                                    22,500     1,292,400
                                                                      ----------
DATA PROCESSING & OUTSOURCED SERVICES - 3.4%
First Data Corporation                                      39,300     1,572,000
                                                                      ----------
DRUG RETAIL - 3.6%
CVS Corporation                                             57,400     1,665,174
                                                                      ----------
ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
Power-One, Inc.*                                           100,100       554,554
                                                                      ----------
EXCHANGE TRADED FUNDS - 2.7%
iShares Russell 1000 Growth Index Fund                      25,200     1,254,204
                                                                      ----------
GENERAL MERCHANDISE STORES - 0.9%
Target Corporation                                           8,000       415,440
                                                                      ----------
HEALTH CARE EQUIPMENT - 6.5%
Medtronic, Inc.                                             30,000     1,608,600
Zimmer Holdings, Inc.*                                      20,000     1,377,800
                                                                      ----------
                                                                       2,986,400
                                                                      ----------
HEALTH CARE SERVICES - 2.2%
Covance, Inc.*                                              20,600       988,594
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                           SERIES G (LARGE CAP GROWTH)

                                                          NUMBER OF     MARKET
                                                            SHARES       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
HOME IMPROVEMENT RETAIL - 2.8%
Home Depot, Inc.                                            33,200    $1,266,248
                                                                      ----------
HOTELS, RESORTS & CRUISE LINES - 3.0%
Carnival Corporation                                        27,800     1,389,444
                                                                      ----------
HOUSEHOLD PRODUCTS - 2.2%
Procter & Gamble Company                                    17,000     1,010,820
                                                                      ----------
HYPERMARKETS & SUPERCENTERS - 3.1%
Wal-Mart Stores, Inc.                                       32,600     1,428,532
                                                                      ----------
INDUSTRIAL CONGLOMERATES - 5.5%
3M Company                                                   6,200       454,832
General Electric Company                                    60,700     2,043,769
                                                                      ----------
                                                                       2,498,601
                                                                      ----------
INTERNET RETAIL - 0.7%
eBay, Inc.*                                                  8,200       337,840
                                                                      ----------
MANAGED HEALTH CARE - 2.3%
UnitedHealth Group, Inc.                                    18,800     1,056,560
                                                                      ----------
MOVIES & ENTERTAINMENT - 3.0%
Viacom, Inc. (Cl.B)                                         41,200     1,360,012
                                                                      ----------
MULTI-LINE INSURANCE - 4.4%
American International Group, Inc.                          32,800     2,032,288
                                                                      ----------
OIL & GAS EQUIPMENT & SERVICES - 3.4%
BJ Services Company                                         43,600     1,569,164
                                                                      ----------
OTHER DIVERSIFIED FINANCIAL SERVICES - 2.0%
Citigroup, Inc.                                             20,200       919,504
                                                                      ----------
PHARMACEUTICALS - 3.0%
Johnson & Johnson                                           21,400     1,354,192
                                                                      ----------
SEMICONDUCTORS - 5.3%
Analog Devices, Inc.                                        22,700       843,078
Applied Micro Circuits Corporation*                        154,300       462,900
Intel Corporation                                           44,400     1,094,460
                                                                      ----------
                                                                       2,400,438
                                                                      ----------
SOFT DRINKS - 1.2%
PepsiCo, Inc.                                                9,300       527,403
                                                                      ----------
SYSTEMS SOFTWARE - 4.0%
Microsoft Corporation                                       71,000     1,826,830
                                                                      ----------
TRADING COMPANIES & DISTRIBUTORS - 0.6%
W.W. Grainger, Inc.                                          4,600       289,432
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                           SERIES G (LARGE CAP GROWTH)

                                                         PRINCIPAL
                                                         AMOUNT OR
                                                         NUMBER OF      MARKET
                                                           SHARES       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
TRUCKING - 3.2%
J.B. Hunt Transport Services, Inc.                          77,000   $ 1,463,770
                                                                     -----------
TOTAL COMMON STOCKS
   (cost $41,063,341)                                                 44,202,338
                                                                     -----------
COMMERCIAL PAPER - 2.0%
FINANCIAL - OTHER - 2.0%
Countrywide Financial, 3.85%, 10-06-05                    $900,000       899,519
                                                                     -----------
TOTAL COMMERCIAL PAPER
   (cost $899,519)                                                       899,519
                                                                     -----------
TOTAL INVESTMENTS - 98.5%
   (cost $41,962,860)                                                 45,101,857
CASH & OTHER ASSETS, LESS LIABILITIES - 1.5%                             682,610
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $45,784,467
                                                                     ===========

For federal income tax purposes the identified cost of investments owned at September 30, 2005 was $42,838,285. For federal income tax purposes, the net unrealized appreciation on investments amounted to $2,263,572, which consisted of $3,881,245 of aggregate gross unrealized appreciation, and $1,617,673 of aggregate gross unrealized depreciation.

*    Non-income producing security

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                            SERIES H (ENHANCED INDEX)

                                                            NUMBER OF    MARKET
                                                              SHARES      VALUE
                                                            ---------   --------
COMMON STOCKS - 96.0%
ADVERTISING - 0.1%
Omnicom Group, Inc.                                             400     $ 33,452
                                                                        --------
AEROSPACE & DEFENSE - 2.0%
Boeing Company                                                2,700      183,465
Lockheed Martin Corporation                                   3,300      201,432
Northrop Grumman Corporation                                  1,500       81,525
Raytheon Company                                              4,300      163,486
Rockwell Colllins, Inc.                                       2,100      101,472
United Technologies Corporation                                 900       46,656
                                                                        --------
                                                                         778,036
                                                                        --------
AGRICULTURAL PRODUCTS - 0.5%
Archer-Daniels-Midland Company                                7,700      189,882
                                                                        --------
AIR FREIGHT & LOGISTICS - 1.1%
FedEx Corporation                                             1,300      113,269
United Parcel Service, Inc. (Cl.B)                            4,500      311,085
                                                                        --------
                                                                         424,354
                                                                        --------
APPAREL RETAIL - 0.7%
Gap, Inc.                                                     1,800       31,374
Limited Brands, Inc.                                          7,400      151,182
TJX Companies, Inc.                                           4,900      100,352
                                                                        --------
                                                                         282,908
                                                                        --------
APPAREL, ACCESSORIES & LUXURY GOODS - 0.2%
Jones Apparel Group, Inc.                                     2,500       71,250
                                                                        --------
APPLICATION SOFTWARE - 0.7%
Autodesk, Inc.                                                  500       23,220
Citrix Systems, Inc.*                                         5,700      143,298
Mercury Interactive Corporation*                              2,200       87,120
Parametric Technology Corporation*                            3,700       25,789
                                                                        --------
                                                                         279,427
                                                                        --------
ASSET MANAGEMENT & CUSTODY BANKS - 0.7%
Bank of New York Company, Inc.                                  100        2,941
Franklin Resources, Inc.                                      2,100      176,316
Mellon Financial Corporation                                  3,000       95,910
                                                                        --------
                                                                         275,167
                                                                        --------
AUTOMOTIVE RETAIL - 0.4%
AutoNation, Inc.*                                             6,800      135,796
                                                                        --------
BIOTECHNOLOGY - 1.4%
Amgen, Inc.*                                                  4,600      366,482
Applera Corporation - Applied Biosystems Group                1,800       41,832
Biogen Idec, Inc.*                                            3,000      118,440
                                                                        --------
                                                                         526,754
                                                                        --------
BROADCASTING & CABLE TV - 0.9%
Comcast Corporation*                                         11,300      331,994
                                                                        --------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                            SERIES H (ENHANCED INDEX)

                                                          NUMBER OF     MARKET
                                                            SHARES       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
BUILDING PRODUCTS - 0.4%
American Standard Companies, Inc.                            1,000    $   46,550
Masco Corporation                                            3,800       116,584
                                                                      ----------
                                                                         163,134
                                                                      ----------
CASINOS & GAMING - 0.0%
International Game Technology                                  100         2,700
                                                                      ----------
COMMERCIAL PRINTING - 0.1%
R.R. Donnelley & Sons Company                                  900        33,363
                                                                      ----------
COMMUNICATIONS EQUIPMENT - 2.5%
Avaya, Inc.*                                                 4,800        49,440
Cisco Systems, Inc.*                                        28,400       509,212
Comverse Technology, Inc.*                                   1,900        49,913
Corning, Inc.*                                               1,600        30,928
Motorola, Inc.                                               2,800        61,852
Qualcomm, Inc.                                               2,400       107,400
Tellabs, Inc.*                                              15,000       157,800
                                                                      ----------
                                                                         966,545
                                                                      ----------
COMPUTER HARDWARE - 3.2%
Apple Computer, Inc.*                                        3,900       209,079
Dell, Inc.*                                                  8,500       290,700
Hewlett-Packard Company                                      4,800       140,160
International Business Machines Corporation                  6,200       497,364
NCR Corporation*                                             2,100        67,011
                                                                      ----------
                                                                       1,204,314
                                                                      ----------
COMPUTER STORAGE & PERIPHERALS - 0.6%
EMC Corporation*                                            10,300       133,282
Network Appliance, Inc.*                                     4,600       109,204
                                                                      ----------
                                                                         242,486
                                                                      ----------
CONSTRUCTION & FARM MACHINERY - 0.4%
Paccar, Inc.                                                 2,400       162,936
                                                                      ----------
CONSUMER FINANCE - 1.7%
American Express Company                                     5,100       292,944
MBNA Corporation                                             6,900       170,016
Providian Financial Corporation*                             9,329       164,937
                                                                      ----------
                                                                         627,897
                                                                      ----------
DATA PROCESSING & OUTSOURCED SERVICES - 0.9%
Automatic Data Processing, Inc.                              1,300        55,952
Computer Sciences Corporation*                               3,200       151,392
Convergys Corporation*                                         500         7,185
Fiserv, Inc.*                                                1,400        64,218
Sabre Holdings Corporation                                   3,600        73,008
                                                                      ----------
                                                                         351,755
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                            SERIES H (ENHANCED INDEX)

                                                          NUMBER OF     MARKET
                                                            SHARES       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
DEPARTMENT STORES - 0.7%
Federated Department Stores, Inc.                             1,500   $  100,305
J.C. Penney Company, Inc.                                     3,400      161,228
                                                                      ----------
                                                                         261,533
                                                                      ----------
DISTILLERS & VINTNERS - 0.2%
Brown-Forman Corporation (Cl.B)                               1,500       89,310
                                                                      ----------
DIVERSIFIED BANKS - 4.1%
Bank of America Corporation                                  16,364      688,924
Comerica, Inc.                                                1,800      106,020
U.S. Bancorp                                                  3,700      103,896
Wachovia Corporation                                          5,500      261,745
Wells Fargo & Company                                         6,500      380,705
                                                                      ----------
                                                                       1,541,290
                                                                      ----------
DIVERSIFIED CHEMICALS - 0.6%
Dow Chemical Company                                            400       16,668
E.I. du Pont de Nemours & Company                             1,800       70,506
Eastman Chemical Company                                      1,400       65,758
Engelhard Corporation                                         2,100       58,611
                                                                      ----------
                                                                         211,543
                                                                      ----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
Cendant Corporation                                             800       16,512
                                                                      ----------
DIVERSIFIED METALS & MINING - 0.3%
Phelps Dodge Corporation                                        800      103,944
                                                                      ----------
DRUG RETAIL - 0.1%
Walgreen Company                                                600       26,070
                                                                      ----------
ELECTRIC UTILITIES - 2.3%
Allegheny Energy, Inc.*                                       1,900       58,368
CenterPoint Energy, Inc.                                      6,600       98,142
Edison International                                          3,100      146,568
Entergy Corporation                                           1,700      126,344
PG&E Corporation                                              3,100      121,675
Progress Energy, Inc.                                         2,400      107,400
Progress Energy, Inc. - Contingent Value Obligation*,(2)        700           56
Southern Company                                              4,500      160,920
Teco Energy, Inc.                                             3,000       54,060
                                                                      ----------
                                                                         873,533
                                                                      ----------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
Emerson Electric Company                                      1,000       71,800
                                                                      ----------
ELECTRONIC EQUIPMENT MANUFACTURERS - 0.0%
Symbol Technologies, Inc.                                     1,271       12,303
                                                                      ----------
ELECTRONIC MANUFACTURING SERVICES - 0.0%
Jabil Circuit, Inc.*                                            200        6,184
Molex, Inc.                                                     400       10,672
                                                                      ----------
                                                                          16,856
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                            SERIES H (ENHANCED INDEX)

                                                            NUMBER OF    MARKET
                                                              SHARES      VALUE
                                                            ---------   --------
COMMON STOCKS (CONTINUED)
ENVIRONMENTAL & FACILITIES SERVICES - 0.3%
Waste Management, Inc.                                         4,400    $125,884
                                                                        --------
FOOD RETAIL - 0.3%
Supervalu, Inc.                                                4,000     124,480
                                                                        --------
FOOTWEAR - 0.2%
Nike, Inc. (Cl.B)                                              1,000      81,680
                                                                        --------
FOREST PRODUCTS - 0.2%
Louisiana-Pacific Corporation                                  3,100      85,839
                                                                        --------
GAS UTILITIES - 0.3%
KeySpan Corporation                                            2,300      84,594
Nicor, Inc.                                                      400      16,812
                                                                        --------
                                                                         101,406
                                                                        --------
GENERAL MERCHANDISE STORES - 0.6%
Dollar General Corporation                                     4,600      84,364
Family Dollar Stores, Inc.                                     5,900     117,233
Target Corporation                                               700      36,351
                                                                        --------
                                                                         237,948
                                                                        --------
HEALTH CARE DISTRIBUTORS - 0.0%
Cardinal Health, Inc.                                            200      12,688
                                                                        --------
HEALTH CARE EQUIPMENT - 1.4%
Baxter International, Inc.                                       100       3,987
Becton, Dickinson & Company                                    3,200     167,776
Guidant Corporation                                              100       6,889
Medtronic, Inc.                                                4,400     235,928
PerkinElmer, Inc.                                              3,500      71,295
Thermo Electron Corporation*                                     200       6,180
Waters Corporation*                                                3         125
Zimmer Holdings, Inc.*                                           800      55,112
                                                                        --------
                                                                         547,292
                                                                        --------
HEALTH CARE FACILITIES - 1.1%
HCA, Inc.                                                      4,100     196,472
Manor Care, Inc.                                               2,000      76,820
Tenet Healthcare Corporation*                                 12,800     143,744
                                                                        --------
                                                                         417,036
                                                                        --------
HEALTH CARE SERVICES - 0.6%
Caremark Rx, Inc.*                                             1,600      79,888
Laboratory Corporation of America Holdings*                    2,500     121,775
Medco Health Soulutions, Inc.*                                   500      27,415
                                                                        --------
                                                                         229,078
                                                                        --------
HOME FURNISHINGS - 0.2%
Leggett & Platt, Inc.                                          3,300      66,660
                                                                        --------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                            SERIES H (ENHANCED INDEX)

                                                          NUMBER OF     MARKET
                                                            SHARES       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
HOME IMPROVEMENT RETAIL - 1.1%
Home Depot, Inc.                                            10,100    $  385,214
Lowe's Companies, Inc.                                         600        38,640
                                                                      ----------
                                                                         423,854
                                                                      ----------
HOMEBUILDING - 0.4%
D.R. Horton, Inc.                                              900        32,598
KB Home                                                      1,600       117,120
                                                                      ----------
                                                                         149,718
                                                                      ----------
HOTELS, RESORTS & CRUISE LINES - 0.8%
Carnival Corporation                                           400        19,992
Hilton Hotels Corporation                                    3,400        75,888
Marriott International, Inc.                                 2,500       157,500
Starwood Hotels & Resorts Worldwide, Inc.                      700        40,019
                                                                      ----------
                                                                         293,399
                                                                      ----------
HOUSEHOLD APPLIANCES - 0.1%
Black & Decker Corporation                                     600        49,254
                                                                      ----------
HOUSEHOLD PRODUCTS - 0.9%
Clorox Company                                               2,606       144,737
Kimberly-Clark Corporation                                   3,600       214,308
                                                                      ----------
                                                                         359,045
                                                                      ----------
HYPERMARKETS & SUPERCENTERS - 1.6%
Costco Wholesale Corporation                                 2,900       124,961
Wal-Mart Stores, Inc.                                       11,100       486,402
                                                                      ----------
                                                                         611,363
                                                                      ----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.0%
AES Corporation*                                             1,500        24,645
Duke Energy Corporation                                      3,800       110,846
TXU Corporation                                              2,000       225,760
                                                                      ----------
                                                                         361,251
                                                                      ----------
INDUSTRIAL CONGLOMERATES - 4.3%
3M Company                                                   3,000       220,080
General Electric Company(1)                                 32,600     1,097,642
Tyco International, Ltd.                                    11,100       309,135
                                                                      ----------
                                                                       1,626,857
                                                                      ----------
INDUSTRIAL GASES - 0.4%
Air Products & Chemicals, Inc.                               2,400       132,336
                                                                      ----------
INDUSTRIAL MACHINERY - 0.6%
Illinois Tool Works, Inc.                                      100         8,233
Ingersoll-Rand Company, Ltd.                                 2,300        87,929
Parker Hannifin Corporation                                  2,300       147,913
                                                                      ----------
                                                                         244,075
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                            SERIES H (ENHANCED INDEX)

                                                          NUMBER OF     MARKET
                                                            SHARES       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
MOTORCYCLE MANUFACTURERS - 0.2%
Harley-Davidson, Inc.                                         1,500   $   72,660
                                                                      ----------
MOVIES & ENTERTAINMENT - 2.5%
News Corporation                                             12,800      199,552
Time Warner, Inc.                                             8,400      152,124
Viacom, Inc. (Cl.B)                                           9,000      297,090
Walt Disney Company                                          12,000      289,560
                                                                      ----------
                                                                         938,326
                                                                      ----------
MULTI-LINE INSURANCE - 1.2%
American International Group, Inc.                            6,500      402,740
Hartford Financial Services Group, Inc.                         500       38,585
Loews Corporation                                               100        9,241
                                                                      ----------
                                                                         450,566
                                                                      ----------
MULTI-UTILITIES - 0.3%
Dominion Resources, Inc.                                      1,300      111,982
                                                                      ----------
OFFICE SERVICES & SUPPLIES - 0.0%
Pitney Bowes, Inc.                                              200        8,348
                                                                      ----------
OIL & GAS DRILLING - 1.1%
Nabors Industries, Ltd.*                                      2,400      172,392
Noble Corporation                                             2,100      143,766
Rowan Companies, Inc.*                                        2,000       70,980
Transocean, Inc.*                                               300       18,393
                                                                      ----------
                                                                         405,531
                                                                      ----------
OIL & GAS EQUIPMENT & SERVICES - 0.5%
Schlumberger, Ltd.                                            1,800      151,884
Weatherford International, Ltd.*                                500       34,330
                                                                      ----------
                                                                         186,214
                                                                      ----------
OIL & GAS EXPLORATION & PRODUCTION - 2.3%
Anadarko Petroleum Corporation                                1,600      153,200
Apache Corporation                                              100        7,522
Burlington Resources, Inc.                                    2,600      211,432
Devon Energy Corporation                                      3,000      205,920
Kerr-McGee Corporation                                          900       87,399
XTO Energy, Inc.                                              4,400      199,408
                                                                      ----------
                                                                         864,881
                                                                      ----------
OIL & GAS STORAGE & TRANSPORTATION - 0.4%
El Paso Corporation                                          10,200      141,780
                                                                      ----------
OTHER DIVERSIFIED FINANCIAL SERVICES - 3.2%
Citigroup, Inc.                                              16,000      728,320
JP Morgan Chase & Company                                    11,041      374,621
Principal Financial Group, Inc.                               2,700      127,899
                                                                      ----------
                                                                       1,230,840
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                            SERIES H (ENHANCED INDEX)

                                                          NUMBER OF     MARKET
                                                            SHARES       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
PACKAGED FOODS & MEATS - 0.6%
ConAgra Foods, Inc.                                           1,900   $   47,025
General Mills, Inc.                                           2,500      120,500
McCormick & Company, Inc.                                       300        9,789
Sara Lee Corporation                                          2,400       45,480
Tyson Foods, Inc.                                               800       14,440
                                                                      ----------
                                                                         237,234
                                                                      ----------
PERSONAL PRODUCTS - 1.5%
Avon Products, Inc.                                             600       16,200
Gillette Company                                              9,400      547,080
                                                                      ----------
                                                                         563,280
                                                                      ----------
PHARMACEUTICALS - 7.1%
Abbott Laboratories                                           7,100      301,040
Bristol-Myers Squibb Company                                 11,500      276,690
Eli Lilly & Company                                           3,200      171,264
Hospira, Inc.*                                                3,700      151,589
Johnson & Johnson                                            11,900      753,032
Merck & Company, Inc.                                         7,100      193,191
Pfizer, Inc.                                                 27,500      686,675
Schering-Plough Corporation                                     800       16,840
Wyeth                                                         2,800      129,556
                                                                      ----------
                                                                       2,679,877
                                                                      ----------
PROPERTY & CASUALTY INSURANCE - 1.6%
Ace, Ltd.                                                       500       23,535
Allstate Corporation                                          2,900      160,341
Ambac Financial Group, Inc.                                     100        7,206
Chubb Corporation                                               200       17,910
Cincinnati Financial Corporation                              1,459       61,118
MBIA, Inc.                                                    1,000       60,620
Progressive Corporation                                         300       31,431
Safeco Corporation                                            1,100       58,718
St. Paul Travelers Companies, Inc.                            3,088      138,559
XL Capital, Ltd.                                                900       61,227
                                                                      ----------
                                                                         620,665
                                                                      ----------
PUBLISHING - 0.2%
Gannett Company, Inc.                                         1,000       68,830
                                                                      ----------
RAILROADS - 0.9%
Burlington Northern Santa Fe Corporation                      3,400      203,320
CSX Corporation                                                 100        4,648
Norfolk Southern Corporation                                  2,900      117,624
                                                                      ----------
                                                                         325,592
                                                                      ----------
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Apartment Investment & Management Company                       100        3,878
Equity Office Properties Trust                                5,200      170,092
Equity Residential                                              100        3,785
Simon Property Group, Inc.                                      100        7,412
                                                                      ----------
                                                                         185,167
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                            SERIES H (ENHANCED INDEX)

                                                          NUMBER OF     MARKET
                                                            SHARES       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS - 1.5%
First Horizon National Corporation                            1,900   $   69,065
KeyCorp                                                       5,200      167,700
National City Corporation                                     3,900      130,416
North Fork Bancorporation, Inc.                               1,700       43,350
Regions Financial Corporation                                   600       18,672
SunTrust Banks, Inc.                                            100        6,945
Zions Bancorporation                                          1,600      113,936
                                                                      ----------
                                                                         550,084
                                                                      ----------
RESTAURANTS - 0.6%
Darden Restaurants, Inc.                                      4,700      142,739
McDonald's Corporation                                        2,300       77,027
Yum! Brands, Inc.                                               400       19,364
                                                                      ----------
                                                                         239,130
                                                                      ----------
SEMICONDUCTOR EQUIPMENT - 0.4%
KLA-Tencor Corporation                                        3,200      156,032
                                                                      ----------
SEMICONDUCTORS - 3.0%
Advanced Micro Devices, Inc.*                                 1,700       42,840
Freescale Semiconductor, Inc. (Cl.B)*                         6,572      154,968
Intel Corporation                                            25,400      626,110
LSI Logic Corporation*                                        1,800       17,730
National Semiconductor Corporation                            2,800       73,640
Texas Instruments, Inc.                                       7,000      237,300
                                                                      ----------
                                                                       1,152,588
                                                                      ----------
SOFT DRINKS - 2.1%
Coca-Cola Company                                             8,600      371,434
Pepsi Bottling Group, Inc.                                    2,600       74,230
PepsiCo, Inc.                                                 6,400      362,944
                                                                      ----------
                                                                         808,608
                                                                      ----------
SPECIALIZED FINANCE - 0.2%
CIT Group, Inc.                                               1,300       58,734
                                                                      ----------
SPECIALTY CHEMICALS - 0.7%
International Flavors & Fragrances, Inc.                        400       14,256
Rohm & Haas Company                                           3,600      148,068
Sigma-Aldrich Corporation                                     1,400       89,684
                                                                      ----------
                                                                         252,008
                                                                      ----------
STEEL - 0.3%
Nucor Corporation                                             1,900      112,081
                                                                      ----------
SYSTEMS SOFTWARE - 3.0%
Microsoft Corporation                                        31,700      815,641
Oracle Corporation*                                          18,900      234,171
Symantec Corporation*                                         3,947       89,439
                                                                      ----------
                                                                       1,139,251
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                            SERIES H (ENHANCED INDEX)

                                                         PRINCIPAL
                                                         AMOUNT OR
                                                         NUMBER OF      MARKET
                                                          SHARES        VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
THRIFTS & MORTGAGE FINANCE - 0.9%
Countrywide Financial Corporation                            2,200   $    72,556
Fannie Mae                                                     700        31,374
Freddie Mac                                                    200        11,292
Golden West Financial Corporation                              200        11,878
MGIC Investment Corporation                                  2,400       154,080
Washington Mutual, Inc.                                      1,779        69,772
                                                                     -----------
                                                                         350,952
                                                                     -----------
TIRES & RUBBER - 0.3%
Goodyear Tire & Rubber Company*                              8,000       124,720
                                                                     -----------
TOBACCO - 1.4%
Altria Group, Inc.                                           6,400       471,744
UST, Inc.                                                    1,400        58,604
                                                                     -----------
                                                                         530,348
                                                                     -----------
TOTAL COMMON STOCKS
   (cost $34,819,477)                                                 36,489,891
                                                                     -----------
U.S. GOVERNMENT SECURITIES - 0.2%
U.S. Treasury Bill, 3.296%, 12-01-05                    $   85,000        84,548
                                                                     -----------
TOTAL U.S. GOVERNMENT SECURITIES
   (cost $84,531)                                                         84,548
                                                                     -----------
REPURCHASE AGREEMENT - 3.6%
United Missouri Bank, 3.42%, dated 9-30-05,
   matures 10-03-05; repurchase amount
   of $1,378,393 (Collateralized by GNMA, 3.00%,
   06-16-27 with a value of $1,405,561)                 $1,378,000     1,378,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENT
   (cost $1,378,000)                                                   1,378,000
                                                                     -----------
TOTAL INVESTMENTS - 99.8%
   (cost $36,282,008)                                                 37,952,439
CASH & OTHER ASSETS, LESS LIABILITIES - 0.2%                              54,459
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $38,006,898
                                                                     ===========

For federal income tax purposes the indentified cost of investments owned at September 30, 2005 was $37,987,584. For federal income tax purposes, the net unrealized depreciation on investments amounted to $35,145 which consisted of $1,477,794 of aggregate gross unrealized appreciation, and $1,512,939 of aggregate gross unrealized depreciation.

*    Non-income producing security

(1)  Security is segregated as collateral for futures contracts.

(2) Security is restricted. The total market value of restricted securities is $56 (cost $336), or 0.0% of total net assets. The acquisition dates range from November 8, 1999 to November 2, 2000.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                            SERIES H (ENHANCED INDEX)

OPEN FUTURES CONTRACTS
POSITION - S&P 500 E-MINI FUTURES                                        Long
NUMBER OF CONTRACTS                                                       24
EXPIRATION DATE                                                         12/16/05
CONTRACT AMOUNT                                                       $1,466,856
MARKET VALUE                                                          $1,481,100
UNREALIZED GAIN/LOSS                                                  $   14,244

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                            SERIES J (MID CAP GROWTH)

                                                         NUMBER OF      MARKET
                                                           SHARES       VALUE
                                                         ---------   -----------
COMMON STOCKS - 100.2%
APPAREL RETAIL - 0.5%
Maidenform Brands, Inc.*                                   162,500   $ 2,234,375
                                                                     -----------
APPLICATION SOFTWARE - 2.5%
Tibco Software, Inc.*                                      588,400     4,919,024
Tyler Technologies, Inc.*                                  640,000     5,299,200
                                                                     -----------
                                                                      10,218,224
                                                                     -----------
ASSET MANAGEMENT & CUSTODY BANKS - 2.4%
Northern Trust Corporation                                 200,000    10,110,000
                                                                     -----------
BIOTECHNOLOGY - 4.7%
Cell Genesys, Inc.*                                        111,400       610,472
Charles River Laboratories International, Inc.*             62,000     2,704,440
Human Genome Sciences, Inc.*                               310,900     4,225,131
Incyte Corporation*                                        405,000     1,903,500
Kosan Biosciences, Inc.*                                   275,900     2,005,793
Novavax, Inc.*                                             239,900       419,825
SciClone Pharmaceuticals, Inc.*                            814,479     4,593,661
Vasogen, Inc.*                                             556,615     1,174,458
ZymoGenetics, Inc.*                                        102,100     1,684,650
                                                                     -----------
                                                                      19,321,930
                                                                     -----------
BROADCASTING & CABLE TV - 0.1%
WorldSpace, Inc.*                                           38,000       535,420
                                                                     -----------
CASINOS & GAMING - 1.8%
GTECH Holdings Corporation                                 234,000     7,502,040
                                                                     -----------
COMMUNICATIONS EQUIPMENT - 7.7%
ADC Telecommunications, Inc.*                              328,571     7,511,133
Adtran, Inc.                                               273,500     8,615,250
Avici Systems, Inc.*                                       327,000     1,487,850
Extreme Networks, Inc.*                                    550,000     2,447,500
Finisar Corporation*                                     2,924,100     4,006,017
Harris Corporation(1)                                       90,000     3,762,000
Symmetricom, Inc.*                                         507,200     3,925,728
                                                                     -----------
                                                                      31,755,478
                                                                     -----------
COMPUTER STORAGE & PERIPHERALS - 1.4%
Mobility Electronics, Inc.*                                246,500     2,627,690
M-Systems Flash Disk Pioneers, Ltd.*                       100,000     2,992,000
                                                                     -----------
                                                                       5,619,690
                                                                     -----------
CONSTRUCTION & ENGINEERING - 4.6%
Insituform Technologies, Inc.*                             276,600     4,782,414
Shaw Group, Inc.*                                          571,300    14,088,258
                                                                     -----------
                                                                      18,870,672
                                                                     -----------
CONSTRUCTION MATERIALS - 1.8%
Headwaters, Inc.*                                          200,000     7,480,000
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                            SERIES J (MID CAP GROWTH)

                                                         NUMBER OF      MARKET
                                                           SHARES       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
DATA PROCESSING & OUTSOURCED SERVICES - 1.2%
Hewitt Associates, Inc.*                                    76,000   $ 2,073,280
Per-Se Technologies, Inc.*                                 148,450     3,066,977
                                                                     -----------
                                                                       5,140,257
                                                                     -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 2.1%
ChoicePoint, Inc.*                                          84,000     3,626,280
Equifax, Inc.                                               76,600     2,676,404
Navigant Consulting, Inc.*                                 120,000     2,299,200
                                                                     -----------
                                                                       8,601,884
                                                                     -----------
ELECTRIC UTILITIES - 8.4%
KFx, Inc.* (1)                                           2,016,000    34,513,920
                                                                     -----------
ELECTRICAL COMPONENTS & EQUIPMENT - 7.8%
Electric City Corporation* (3)                           2,214,000     1,904,040
Millennium Cell, Inc.*                                     262,700       535,908
Plug Power, Inc.*                                          936,000     6,364,800
Power-One, Inc.*                                         2,340,000    12,963,600
Roper Industries, Inc.                                     176,000     6,915,040
UQM Technologies, Inc.* (3)                                887,372     3,655,973
                                                                     -----------
                                                                      32,339,361
                                                                     -----------
ELECTRONIC EQUIPMENT MANUFACTURERS - 3.2%
Aeroflex, Inc.*                                            418,000     3,912,480
Identix, Inc.*                                             119,000       559,300
Maxwell Technologies, Inc.* (3)                            629,100     8,882,892
                                                                     -----------
                                                                      13,354,672
                                                                     -----------
GENERAL MERCHANDISE STORES - 1.2%
Fred's, Inc.                                               412,000     5,154,120
                                                                     -----------
HEALTH CARE FACILITIES - 2.7%
U.S. Physical Therapy, Inc.*                               225,300     4,091,448
United Surgical Partners International, Inc.*              180,000     7,039,800
                                                                     -----------
                                                                      11,131,248
                                                                     -----------
HEALTH CARE SERVICES - 1.8%
NDCHealth Corporation(1)                                   120,000     2,270,400
Providence Service Corporation*                            165,500     5,062,645
                                                                     -----------
                                                                       7,333,045
                                                                     -----------
HEALTH CARE SUPPLIES - 0.9%
Orthovita, Inc.*                                           875,000     3,745,000
                                                                     -----------
HOME FURNISHINGS - 0.4%
Kirkland's, Inc.*                                          221,565     1,686,110
                                                                     -----------
INDUSTRIAL CONGLOMERATE - 0.4%
Hydrogen Corporation (3)                                    58,392     1,731,693
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                            SERIES J (MID CAP GROWTH)

                                                         NUMBER OF      MARKET
                                                           SHARES       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
INDUSTRIAL MACHINERY - 0.4%
Tennant Company                                             35,500   $ 1,454,790
                                                                     -----------
INTERNET SOFTWARE & SERVICES - 0.1%
Corillian Corporation*                                      87,225       279,120
                                                                     -----------
IT CONSULTING & OTHER SERVICES - 2.7%
Acxiom Corporation                                         339,000     6,346,080
Keane, Inc.* (1)                                           430,400     4,919,472
                                                                     -----------
                                                                      11,265,552
                                                                     -----------
METAL & GLASS CONTAINERS - 2.0%
Pactiv Corporation*                                        470,000     8,234,400
                                                                     -----------
MOVIES & ENTERTAINMENT - 1.1%
Lions Gate Entertainment Corporation*                      498,200     4,752,828
                                                                     -----------
OIL & GAS DRILLING - 1.7%
Ensco International, Inc.                                  150,000     6,988,500
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES - 2.3%
BJ Services Company(1)                                     164,000     5,902,360
Superior Energy Services, Inc.*                            160,000     3,694,400
                                                                     -----------
                                                                       9,596,760
                                                                     -----------
OIL & GAS EXPLORATION & PRODUCTION - 8.2%
EOG Resources, Inc.(1)                                     130,000     9,737,000
Pioneer Natural Resources Company                          135,000     7,414,200
Rentech, Inc.* (3)                                       3,560,000     9,006,800
Syntroleum Corporation*                                    523,750     7,625,800
                                                                     -----------
                                                                      33,783,800
                                                                     -----------
OIL & GAS REFINING & MARKETING - 1.8%
Western Gas Resources, Inc.                                144,800     7,418,104
                                                                     -----------
OIL & GAS STORAGE & TRANSPORTATION - 1.6%
Williams Companies, Inc.                                   270,000     6,763,500
                                                                     -----------
PACKAGED FOODS & MEATS - 1.6%
Hormel Foods Corporation1                                  200,000     6,598,000
                                                                     -----------
PHARMACEUTICALS - 1.8%
Hollis-Eden Pharmaceuticals, Inc.*                         522,346     3,337,791
Ligand Pharmaceuticals, Inc. (Cl.B)*                       389,700     3,950,194
                                                                     -----------
                                                                       7,287,985
                                                                     -----------
PUBLISHING - 0.8%
E.W. Scripps Company                                        70,000     3,497,900
                                                                     -----------
RAILROADS - 1.0%
Kansas City Southern*                                      172,100     4,011,651
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                            SERIES J (MID CAP GROWTH)

                                                        NUMBER OF      MARKET
                                                          SHARES        VALUE
                                                        ---------   -----------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS - 1.0%
Boston Private Financial Holdings, Inc.                   150,000   $  3,981,000
                                                                    ------------
SEMICONDUCTOR EQUIPMENT - 1.3%
Mindspeed Technologies, Inc.*                           2,200,000      5,302,000
                                                                    ------------
SEMICONDUCTORS - 4.7%
Applied Micro Circuits Corporation*                     1,300,000      3,900,000
hi/fn, Inc.*                                              337,200      1,871,460
IXYS Corporation*                                         841,900      8,890,464
Intersil Corporation                                      210,000      4,573,800
                                                                    ------------
                                                                      19,235,724
                                                                    ------------
SPECIALTY STORES - 1.5%
Hibbett Sporting Goods, Inc.*                             130,500      2,903,625
Tractor Supply Company*                                    73,500      3,355,275
                                                                    ------------
                                                                       6,258,900
                                                                    ------------
SYSTEMS SOFTWARE - 1.4%
BEA Systems, Inc.*                                        660,000      5,926,800
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS - 1.9%
MSC Industrial Direct Company, Inc.                       235,000      7,794,950
                                                                    ------------
TRUCKING - 3.7%
J.B. Hunt Transport Services, Inc.                        426,000      8,098,260
Old Dominion Freight Line, Inc.*                          200,000      6,698,000
Universal Truckload Services, Inc.*                        33,300        618,714
                                                                    ------------
                                                                      15,414,974
                                                                    ------------
TOTAL COMMON STOCKS
   (cost $318,549,368)                                               414,226,377
                                                                    ------------
PREFERRED STOCKS - 0.3%
ENVIRONMENTAL & FACILITIES SERVICES - 0.3%
ThermoEnergy Corporation PIPE(2,3,4,5)                  1,380,000        956,340
                                                                    ------------
TOTAL PREFERRED STOCKS
   (cost $1,302,103)                                                     956,340
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                            SERIES J (MID CAP GROWTH)

                                                       NUMBER OF       MARKET
                                                         SHARES        VALUE
                                                       ---------   ------------
WARRANTS - 0.2%
Bioject Medical Technologies, Inc.,
   $11.00, 05-23-06                                       16,875   $          1
Electric City Corporation, $0.40, 03-19-09 (3)           645,750        251,807
Hollis-Eden Pharmaceuticals, Inc.,
   $15.45, 06-19-07                                       18,126          5,157
Orthovita, Inc., $4.00, 06-26-08                         175,000        239,818
Syntroleum Corporation, $7.60, 05-26-08                   29,100        234,837
ThermoEnergy Corporation, $1.50, 07-14-08 (3,5)        1,380,000        203,826
                                                                   ------------
TOTAL WARRANTS
   (cost $1,414,986)                                                    935,446
                                                                   ------------
TOTAL INVESTMENTS - 100.7%
   (cost $321,266,457)                                              416,118,163
LIABILITIES, LESS CASH & OTHER ASSETS - (0.7%)                       (2,828,466)
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $413,289,697
                                                                   ============

For federal income tax purposes the identified cost of investments owned at September 30, 2005 was $322,910,591. For federal income tax purposes, the net unrealized appreciation on investments amounted to $93,207,572 which consisted of $131,881,707 of aggregate gross unrealized appreciation, and $38,674,135 of aggregate gross unrealized depreciation.

*    Non-income producing security

PIPE-Private Investment in Puplic Equity - is the term used for stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration in a secondary public offering.

(1)  Security is segregated as collateral for written options contracts.

(2) Security is restricted. The total market value of restricted securities is $2,688,033 (cost $3,234,060), or 0.7% of total net assets. The acquisition date is July 14, 2005.

(3) Security is illiquid. The total market value of illiquid securities is $26,593,371 (cost $28,000,407), or 6.4% of total net assets.

(4) Security is fair valued by the Board of Directors. The total market value is $956,340 (cost $1,302,103), or 0.3% of total net assets.

(5) Affiliated Company; the Series owns 5% or more of the outstanding voting securities of the portfolio company. The total value of affiliated securities amounted to $1,160,166 (cost $1,505,929), or 0.3% of total net assets.

SBL J Call Options Written Outstanding:

                                                                         # of
Common Stock - Expiration Date                       Exercise Price   Contracts   Market Value
------------------------------                       --------------   ---------   ------------
BJ Services Company - 01/20/2006                         $30.00           660      $  468,600
EOG Resources, Inc. - 10/21/2005                          65.00           400         404,000
Harris Corporation - 11/18/2005                           37.50           900         405,000
KFx, Inc. - 12/16/2005                                    20.00           651          68,355
NDCHealth Corporation - 02/17/2006                        20.00           195           1,950
                                                                        -----      ----------
Total call options outstanding (premiums received,
$747,998)                                                               2,806      $1,347,905
                                                                        =====      ==========

SBL J Put Options Written Outstanding:

                                                                         # of
Common Stock - Expiration Date                       Exercise Price   Contracts   Market Value
------------------------------                       --------------   ---------   ------------
Cell Genesys, Inc.  - 10/21/2005                         $ 5.00         2,250        $11,250
Kansas City Southern - 12/16/2005                         20.00            39            780
                                                                        -----        -------
Total put options outstanding (premiums received,
$151,700)                                                               2,289        $12,030
                                                                        =====        =======

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                            SERIES J (MID CAP GROWTH)

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                            NUMBER      MARKET
                                                          OF SHARES      VALUE
                                                          ---------   ----------
COMMON STOCKS - 56.7%
ADVERTISING - 0.2%
Lamar Advertising Company*                                    1,500   $   68,040
Omnicom Group, Inc.                                             900       75,267
WPP Group plc ADR                                               100        5,112
                                                                      ----------
                                                                         148,419
                                                                      ----------
AEROSPACE & DEFENSE - 1.4%
Boeing Company                                                3,400      231,030
Engineered Support Systems, Inc.                                300       12,312
General Dynamics Corporation                                  2,100      251,055
Goodrich Corporation                                          2,100       93,114
Honeywell International, Inc.                                 8,100      303,750
Lockheed Martin Corporation                                   2,100      128,184
Mercury Computer Systems, Inc.*                                 500       13,125
Rockwell Colllins, Inc.                                       1,600       77,312
Triumph Group, Inc.*                                            300       11,151
United Technologies Corporation                               4,400      228,096
                                                                      ----------
                                                                       1,349,129
                                                                      ----------
AIR FREIGHT & LOGISTICS - 0.2%
Expeditors International of Washington, Inc.                    200       11,356
UTI Worldwide, Inc.                                             300       23,310
United Parcel Service, Inc. (Cl.B)                            2,800      193,564
                                                                      ----------
                                                                         228,230
                                                                      ----------
AIRLINES - 0.1%
Frontier Airlines, Inc.*                                      1,150       11,247
SkyWest, Inc.                                                 1,200       32,184
Southwest Airlines Company                                    6,300       93,555
                                                                      ----------
                                                                         136,986
                                                                      ----------
ALUMINUM - 0.2%
Alcan, Inc.                                                   3,200      101,536
Alcoa, Inc.                                                   2,800       68,376
                                                                      ----------
                                                                         169,912
                                                                      ----------
APPAREL RETAIL - 0.3%
Chico's FAS, Inc.*                                              900       33,120
Hot Topic, Inc.*                                              3,700       56,832
Pacific Sunwear of California, Inc.*                            600       12,864
Ross Stores, Inc.                                             3,800       90,060
TJX Companies, Inc.                                           6,000      122,880
                                                                      ----------
                                                                         315,756
                                                                      ----------
APPAREL, ACCESSORIES & LUXURY GOODS - 0.0%
Fossil, Inc.*                                                   600       10,914
                                                                      ----------
APPLICATION SOFTWARE - 0.2%
Cadence Design Systems, Inc.*                                   400        6,464
FactSet Research Systems, Inc.                                  250        8,810
Fair Isaac Corporation                                          645       28,896
Jack Henry & Associates, Inc.                                   300        5,820

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                            NUMBER      MARKET
                                                          OF SHARES      VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
APPLICATION SOFTWARE (CONTINUED)
Mercury Interactive Corporation*                              3,000   $  118,800
NetIQ Corporation*                                            1,800       22,032
Serena Software, Inc.*                                          400        7,972
                                                                      ----------
                                                                         198,794
                                                                      ----------
ASSET MANAGEMENT & CUSTODY BANKS - 0.8%
Eaton Vance Corporation                                         700       17,374
Federated Investors, Inc. (Cl.B)                                800       26,584
Franklin Resources, Inc.                                      1,200      100,752
Investors Financial Services Corporation                      3,000       98,700
Legg Mason, Inc.                                                900       98,721
Mellon Financial Corporation                                  1,600       51,152
Northern Trust Corporation                                    1,400       70,770
Nuveen Investments                                            2,500       98,475
State Street Corporation                                      4,000      195,680
                                                                      ----------
                                                                         758,208
                                                                      ----------
AUTO PARTS & EQUIPMENT - 0.0%
Autoliv, Inc.                                                   500       21,750
Gentex Corporation                                              700       12,180
                                                                      ----------
                                                                          33,930
                                                                      ----------
AUTOMOBILE MANUFACTURERS - 0.1%
General Motors Corporation                                    4,200      128,562
                                                                      ----------
AUTOMOTIVE RETAIL - 0.0%
O'Reilly Automotive, Inc.*                                    1,100       30,998
                                                                      ----------
BIOTECHNOLOGY - 1.2%
Abgenix, Inc.*                                                  900       11,412
Alkermes, Inc.*                                                 800       13,440
Amgen, Inc.*                                                  6,300      501,921
Biogen Idec, Inc.*                                            2,000       78,960
Celgene Corporation*                                          1,500       81,480
Cephalon, Inc.*                                                 895       41,546
Charles River Laboratories International, Inc.*                 300       13,086
Chiron Corporation*                                             400       17,448
Digene Corporation*                                             300        8,550
Genentech, Inc.*                                              1,600      134,736
Genzyme Corporation*                                            200       14,328
Gilead Sciences, Inc.*                                        3,200      156,032
Invitrogen Corporation*                                         316       23,773
Neurocrine Biosciences, Inc.*                                   300       14,757
Techne Corporation*                                             200       11,396
                                                                      ----------
                                                                       1,122,865
                                                                      ----------
BREWERS - 0.1%
Anheuser-Busch Companies, Inc.                                2,900      124,816
Boston Beer Company, Inc.*                                      500       12,500
                                                                      ----------
                                                                         137,316
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                            NUMBER      MARKET
                                                          OF SHARES      VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
BROADCASTING & CABLE TV - 0.8%
Comcast Corporation*                                         10,800     $317,304
Cox Radio, Inc.*                                                500        7,600
DirecTV Group, Inc.*                                          1,940       29,061
Discovery Holding Company*                                      566        8,179
EchoStar Communications Corporation*                            600       17,742
Emmis Communications Corporation*                               400        8,836
Liberty Global, Inc.*                                           303        8,205
Liberty Media Corporation*                                   16,064      129,315
Radio One, Inc. (Cl.D)*                                       1,000       13,150
Rogers Communications, Inc. (Cl.B)                            2,900      114,405
Univision Communications, Inc.*                               3,500       92,855
                                                                        --------
                                                                         746,652
                                                                        --------
BUILDING PRODUCTS - 0.0%
Trex Company, Inc.*                                             400        9,600
Universal Forest Products, Inc.                                 100        5,732
                                                                        --------
                                                                          15,332
                                                                        --------
CASINOS & GAMING - 0.5%
Harrah's Entertainment, Inc.                                    800       52,152
International Game Technology                                 5,500      148,500
Shuffle Master, Inc.*                                           400       10,572
Station Casinos, Inc.                                           400       26,544
WMS Industries, Inc.*                                         2,200       61,886
Wynn Resorts, Ltd.*                                           3,000      135,450
                                                                        --------
                                                                         435,104
                                                                        --------
CATALOG RETAIL - 0.0%
Insight Enterprises, Inc.*                                      600       11,160
                                                                        --------
COAL & CONSUMABLE FUELS - 0.0%
Peabody Energy Corporation                                      500       42,175
                                                                        --------
COMMODITY CHEMICALS - 0.2%
Lyondell Chemical Company                                     1,300       37,206
Nova Chemicals Corporation                                    3,600      132,480
                                                                        --------
                                                                         169,686
                                                                        --------
COMMUNICATIONS EQUIPMENT - 1.6%
Belden CDT, Inc.                                                300        5,829
Cisco Systems, Inc.*                                         30,200      541,486
Comverse Technology, Inc.*                                    1,200       31,524
Corning, Inc.*                                                6,500      125,645
Dolby Laboratories, Inc.*                                       400        6,400
F5 Networks, Inc.*                                              400       17,388
Inter-Tel, Inc.                                                 600       12,600
Juniper Networks, Inc.*                                       3,300       78,507
Motorola, Inc.                                                8,500      187,765
Nokia Oyj ADR                                                 6,300      106,533
Plantronics, Inc.                                               300        9,243
Polycom, Inc.*                                                  800       12,936

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                            NUMBER      MARKET
                                                          OF SHARES      VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
COMMUNICATIONS EQUIPMENT (CONTINUED)
Qualcomm, Inc.                                                7,800   $  349,050
Research In Motion, Ltd.*                                       100        6,840
                                                                      ----------
                                                                       1,491,746
                                                                      ----------
COMPUTER & ELECTRONICS RETAIL - 0.1%
Best Buy Company, Inc.                                        2,325      101,207
                                                                      ----------
COMPUTER HARDWARE - 1.5%
Avid Technology, Inc.*                                          500       20,700
Dell, Inc.*                                                  22,800      779,760
Gateway, Inc.*                                               15,900       42,930
International Business Machines Corporation                   7,500      601,650
                                                                      ----------
                                                                       1,445,040
                                                                      ----------
COMPUTER STORAGE & PERIPHERALS - 0.3%
EMC Corporation*                                             17,800      230,332
Lexmark International, Inc.*                                    300       18,315
                                                                      ----------
                                                                         248,647
                                                                      ----------
CONSTRUCTION & ENGINEERING - 0.0%
Insituform Technologies, Inc.*                                  900       15,561
                                                                      ----------
CONSTRUCTION & FARM MACHINERY - 0.3%
Deere & Company                                               3,600      220,320
Joy Global, Inc.                                                400       20,184
Oshkosh Truck Corporation                                       800       34,528
                                                                      ----------
                                                                         275,032
                                                                      ----------
CONSUMER ELECTRONICS - 0.0%
Digital Theater Systems, Inc.*                                  200        3,368
Harman International Industries, Inc.                           100       10,227
                                                                      ----------
                                                                          13,595
                                                                      ----------
CONSUMER FINANCE - 0.7%
American Express Company                                      6,200      356,128
Capital One Financial Corporation                             1,300      103,376
Jackson Hewitt Tax Service, Inc.                                400        9,564
SLM Corporation                                               2,900      155,556
                                                                      ----------
                                                                         624,624
                                                                      ----------
DATA PROCESSING & OUTSOURCED SERVICES - 0.4%
Automatic Data Processing, Inc.                               3,900      167,856
DST Systems, Inc.*                                              400       21,932
First Data Corporation                                        4,000      160,000
Fiserv, Inc.*                                                   200        9,174
Global Payments, Inc.                                           200       15,544
Iron Mountain, Inc.*                                            750       27,525
                                                                      ----------
                                                                         402,031
                                                                      ----------
DEPARTMENT STORES - 0.4%
Kohl's Corporation*                                           8,000      401,440
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                            NUMBER      MARKET
                                                          OF SHARES      VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
DIVERSIFIED BANKS - 1.4%
Bank of America Corporation                                  11,676   $  491,560
Global Cash Access, Inc.*                                       400        5,640
Popular, Inc.                                                 1,100       26,642
U.S. Bancorp                                                  8,300      233,064
Wachovia Corporation                                          5,800      276,022
Wells Fargo & Company                                         5,200      304,564
                                                                      ----------
                                                                       1,337,492
                                                                      ----------
DIVERSIFIED CHEMICALS - 0.4%
Cabot Corporation                                             1,800       59,418
Dow Chemical Company                                          1,700       70,839
E.I. du Pont de Nemours & Company                             5,851      229,184
                                                                      ----------
                                                                         359,441
                                                                      ----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
Cendant Corporation                                           6,400      132,096
ChoicePoint, Inc.*                                              266       11,483
Cintas Corporation                                              700       28,735
Corporate Executive Board Company                               600       46,788
Navigant Consulting, Inc.*                                      300        5,748
                                                                      ----------
                                                                         224,850
                                                                      ----------
DIVERSIFIED METALS & MINING - 0.1%
BHP Billiton, Ltd. ADR                                        2,700       92,286
                                                                      ----------
DRUG RETAIL - 0.4%
CVS Corporation                                               2,900       84,129
Walgreen Company                                              6,000      260,700
                                                                      ----------
                                                                         344,829
                                                                      ----------
EDUCATION SERVICES - 0.1%
Apollo Group, Inc.*                                           1,000       66,390
Corinthian Colleges, Inc.*                                      500        6,635
DeVry, Inc.*                                                    200        3,810
Education Management Corporation*                               500       16,120
                                                                      ----------
                                                                          92,955
                                                                      ----------
ELECTRIC UTILITIES - 1.1%
Allegheny Energy, Inc.*                                       1,000       30,720
Alliant Energy Corporation                                      700       20,391
Edison International                                          2,900      137,112
Entergy Corporation                                           1,900      141,208
Exelon Corporation                                            4,900      261,856
FPL Group, Inc.                                               1,500       71,400
FirstEnergy Corporation                                       3,200      166,784
Great Plains Energy, Inc.                                       800       23,928
NRG Energy, Inc.*                                             1,400       59,640
PPL Corporation                                               1,600       51,728
Pinnacle West Captial Corporation                             1,900       83,752
Teco Energy, Inc.                                               900       16,218
                                                                      ----------
                                                                       1,064,737
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                              NUMBER     MARKET
                                                            OF SHARES     VALUE
                                                            ---------   --------
COMMON STOCKS (CONTINUED)
ELECTRONIC EQUIPMENT MANUFACTURERS - 0.2%
Agilent Technologies, Inc.*                                     3,800   $124,450
CyberOptics Corporation*                                          700      9,751
FLIR Systems, Inc.*                                               600     17,748
Littelfuse, Inc.*                                                 200      5,626
Tektronix, Inc.                                                   600     15,138
                                                                        --------
                                                                         172,713
                                                                        --------
ELECTRONIC MANUFACTURING SERVICES - 0.2%
AVX Corporation                                                   800     10,192
Flextronics International, Ltd.*                                5,400     69,390
Jabil Circuit, Inc.*                                            3,200     98,944
Plexus Corporation*                                               800     13,672
                                                                        --------
                                                                         192,198
                                                                        --------
ENVIRONMENTAL & FACILITIES SERVICES - 0.1%
Republic Services, Inc.                                         2,900    102,341
Waste Connections, Inc.*                                          200      7,016
                                                                        --------
                                                                         109,357
                                                                        --------
FERTILIZERS & AGRICULTURAL CHEMICALS - 0.1%
Monsanto Company                                                1,600    100,400
Mosaic Company*                                                   800     12,816
                                                                        --------
                                                                         113,216
                                                                        --------
FOOD DISTRIBUTORS - 0.1%
Performance Food Group Company*                                   300      9,468
Sysco Corporation                                               2,900     90,973
United Natural Foods, Inc.*                                       500     17,680
                                                                        --------
                                                                         118,121
                                                                        --------
FOOD RETAIL - 0.2%
Albertson's, Inc.                                               1,600     41,040
Kroger Company*                                                 4,200     86,478
Safeway, Inc.                                                   1,200     30,720
Whole Foods Market, Inc.                                          100     13,445
                                                                        --------
                                                                         171,683
                                                                        --------
FOOTWEAR - 0.1%
Nike, Inc. (Cl.B)                                               1,000     81,680
                                                                        --------
FOREST PRODUCTS - 0.1%
Weyerhaeuser Company                                              900     61,875
                                                                        --------
GAS UTILITIES - 0.2%
National Fuel Gas Company                                         700     23,940
NiSource, Inc.                                                  3,000     72,750
OGE Energy Corporation                                          1,000     28,100
WGL Holdings, Inc.                                                600     19,278
                                                                        --------
                                                                         144,068
                                                                        --------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                            NUMBER      MARKET
                                                          OF SHARES      VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
GENERAL MERCHANDISE STORES - 0.4%
Dollar Tree Stores, Inc.*                                       400   $    8,660
Family Dollar Stores, Inc.                                    3,600       71,532
Fred's, Inc.                                                    400        5,004
Target Corporation                                            5,800      301,194
                                                                      ----------
                                                                         386,390
                                                                      ----------
GOLD - 0.2%
Newmont Mining Corporation                                    3,300      155,661
                                                                      ----------
HEALTH CARE DISTRIBUTORS - 0.2%
AmerisourceBergen Corporation                                   200       15,460
Cardinal Health, Inc.                                         2,350      149,084
Patterson Companies, Inc.*                                      200        8,006
Priority Healthcare Corporation (Cl.B)*                         200        5,572
                                                                      ----------
                                                                         178,122
                                                                      ----------
HEALTH CARE EQUIPMENT - 1.2%
Aspect Medical Systems, Inc.*                                   200        5,926
Becton, Dickinson & Company                                   1,200       62,916
Biomet, Inc.                                                    900       31,239
Boston Scientific Corporation*                                4,900      114,513
C.R. Bard, Inc.                                               1,000       66,030
Cytyc Corporation*                                            1,000       26,850
Edwards Lifesciences Corporation*                               300       13,323
Guidant Corporation                                           1,700      117,113
Inamed Corporation*                                             100        7,568
Medtronic, Inc.                                               6,300      337,806
Respironics, Inc.*                                              100        4,218
St. Jude Medical, Inc.*                                       2,000       93,600
Steris Corporation                                              700       16,653
Stryker Corporation                                           1,600       79,088
Thoratec Corporation*                                           400        7,104
Waters Corporation*                                           1,200       49,920
Zimmer Holdings, Inc.*                                        1,200       82,668
                                                                      ----------
                                                                       1,116,535
                                                                      ----------
HEALTH CARE FACILITIES - 0.2%
Community Health Systems, Inc.*                               2,700      104,787
Health Management Associates, Inc.                              600       14,082
LifePoint Hospitals, Inc.*                                      100        4,373
Symbion, Inc.*                                                  300        7,761
Triad Hospitals, Inc.*                                        1,810       81,939
United Surgical Partners International, Inc.*                   300       11,733
                                                                      ----------
                                                                         224,675
                                                                      ----------
HEALTH CARE SERVICES - 0.4%
Advisory Board Company*                                         300       15,612
Caremark Rx, Inc.*                                            2,700      134,811
Computer Programs & Systems, Inc.                               900       31,086
DaVita, Inc.*                                                   950       43,766
Medco Health Solutions, Inc.*                                   663       36,352

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                            NUMBER      MARKET
                                                          OF SHARES      VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
HEALTH CARE SERVICES (CONTINUED)
Omnicare, Inc.                                                  600   $   33,738
Quest Diagnostics, Inc.                                       1,100       55,594
                                                                      ----------
                                                                         350,959
                                                                      ----------
HEALTH CARE SUPPLIES - 0.1%
Bausch & Lomb, Inc.                                             250       20,170
Dentsply International, Inc.                                    400       21,608
Merit Medical Systems, Inc.*                                    700       12,418
                                                                      ----------
                                                                          54,196
                                                                      ----------
HOME ENTERTAINMENT SOFTWARE - 0.1%
Activision, Inc.*                                             1,000       20,450
Electronic Arts, Inc.*                                        1,500       85,335
                                                                      ----------
                                                                         105,785
                                                                      ----------
HOME FURNISHINGS - 0.0%
Mohawk Industries, Inc.*                                        200       16,050
                                                                      ----------
HOME IMPROVEMENT RETAIL - 0.6%
Home Depot, Inc.                                             10,350      394,749
Lowe's Companies, Inc.                                        3,200      206,080
                                                                      ----------
                                                                         600,829
                                                                      ----------
HOMEBUILDING - 0.0%
Toll Brothers, Inc.*                                            600       26,802
                                                                      ----------
HOMEFURNISHING RETAIL - 0.0%
Williams-Sonoma, Inc.*                                          400       15,340
                                                                      ----------
HOTELS, RESORTS & CRUISE LINES - 0.4%
Carnival Corporation                                          4,100      204,918
Marriott International, Inc.                                  1,400       88,200
Royal Caribbean Cruises, Ltd.                                 1,900       82,080
                                                                      ----------
                                                                         375,198
                                                                      ----------
HOUSEHOLD PRODUCTS - 1.0%
Colgate-Palmolive Company                                     2,500      131,975
Kimberly-Clark Corporation                                    1,800      107,154
Procter & Gamble Company                                     12,900      767,034
                                                                      ----------
                                                                       1,006,163
                                                                      ----------
HOUSEWARES & SPECIALTIES - 0.0%
Newell Rubbermaid, Inc.                                         900       20,385
                                                                      ----------
HUMAN RESOURCE & EMPLOYMENT SERVICES - 0.1%
Manpower, Inc.                                                  200        8,878
Robert Half International, Inc.                               1,800       64,062
                                                                      ----------
                                                                          72,940
                                                                      ----------
HYPERMARKETS & SUPERCENTERS - 0.7%
Wal-Mart Stores, Inc.                                        16,200      709,884
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                            NUMBER      MARKET
                                                          OF SHARES      VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.5%
AES Corporation*                                              6,000   $   98,580
Duke Energy Corporation                                       8,300      242,111
Dynegy, Inc.*                                                 8,400       39,564
TXU Corporation                                                 500       56,440
                                                                      ----------
                                                                         436,695
                                                                      ----------
INDUSTRIAL CONGLOMERATES - 2.8%
General Electric Company                                     64,200    2,161,614
Teleflex, Inc.                                                  800       56,400
Tyco International, Ltd.                                     15,600      434,460
                                                                      ----------
                                                                       2,652,474
                                                                      ----------
INDUSTRIAL MACHINERY - 0.5%
Actuant Corporation*                                            600       28,080
Briggs & Stratton Corporation                                   300       10,377
Danaher Corporation                                           6,100      328,363
Harsco Corporation                                              300       19,671
Nordson Corporation                                             200        7,606
Pall Corporation                                              2,200       60,500
                                                                      ----------
                                                                         454,597
                                                                      ----------
INSURANCE BROKERS - 0.3%
Aon Corporation                                                 500       16,040
Arthur J. Gallagher & Company                                   500       14,405
Marsh & McLennan Companies, Inc.                              5,900      179,301
Willis Group Holdings, Ltd.                                   2,500       93,875
                                                                      ----------
                                                                         303,621
                                                                      ----------
INTEGRATED OIL & GAS - 3.5%
BP plc ADR                                                      400       28,340
Chevron Corporation                                          10,250      663,482
ConocoPhillips                                                6,000      419,460
Exxon Mobil Corporation                                      29,120    1,850,285
Murphy Oil Corporation                                        2,100      104,727
Occidental Petroleum Corporation                              1,400      119,602
Petroleo Brasileiro S.A. ADR                                  1,200       76,500
Total S.A. ADR                                                  900      122,238
                                                                      ----------
                                                                       3,384,634
                                                                      ----------
INTEGRATED TELECOMMUNICATION SERVICES - 1.2%
BellSouth Corporation                                         4,700      123,610
Compania de Telecomuniciones de Chile S.A. ADR                  800        8,680
Sprint Nextel Corporation                                    18,775      446,469
Tele Norte Leste Participacoes S.A. ADR                       1,100       18,183
Telus Corporation (Non-Voting Shares)                         6,100      248,514
Verizon Communications, Inc.                                  9,734      318,204
                                                                      ----------
                                                                       1,163,660
                                                                      ----------
INTERNET RETAIL - 0.2%
Amazon.com, Inc.*                                             3,200      144,960
Drugstore.com, Inc.*                                          1,500        5,550

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                            NUMBER      MARKET
                                                          OF SHARES      VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
INTERNET RETAIL (CONTINUED)
Expedia, Inc.*                                                450     $    8,915
IAC/InterActiveCorp*                                          550         13,943
                                                                      ----------
                                                                         173,368
                                                                      ----------
INTERNET SOFTWARE & SERVICES - 0.6%
Blue Coat Systems, Inc.*                                      200          8,696
CNET Networks, Inc.*                                        5,700         77,349
CyberSource Corporation*                                      500          3,290
Digital Insight Corporation*                                  400         10,424
EarthLink, Inc.*                                            1,600         17,120
Google, Inc.*                                                 300         94,938
MatrixOne, Inc.*                                            5,400         28,404
VeriSign, Inc.*                                             2,400         51,288
Websense, Inc.*                                               400         20,484
Yahoo!, Inc.*                                               8,100        274,104
                                                                      ----------
                                                                         586,097
                                                                      ----------
INVESTMENT BANKING & BROKERAGE - 1.3%
Ameritrade Holding Corporation*                             6,500        139,620
E*Trade Financial Corporation*                              9,500        167,200
Goldman Sachs Group, Inc.                                   2,200        267,476
Lehman Brothers Holdings, Inc.                              1,200        139,776
Merrill Lynch & Company, Inc.                               4,700        288,345
Morgan Stanley                                              5,200        280,488
TradeStation Group, Inc.*                                     400          4,056
                                                                      ----------
                                                                       1,286,961
                                                                      ----------
IT CONSULTING & OTHER SERVICES - 0.2%
Accenture, Ltd.*                                            4,700        119,662
CACI International, Inc.*                                     100          6,060
Cognizant Technology Solutions Corporation*                   300         13,977
Inforte Corporation                                         1,500          6,285
MTC Technologies, Inc.*                                       300          9,594
SRA International, Inc.*                                      400         14,192
                                                                      ----------
                                                                         169,770
                                                                      ----------
LEISURE PRODUCTS - 0.2%
Brunswick Corporation                                       2,400         90,552
DreamWorks Animation SKG, Inc.*                               400         11,064
Hasbro, Inc.                                                1,200         23,580
Marvel Entertainment, Inc.*                                   600         10,722
Mattel, Inc.                                                2,100         35,028
SCP Pool Corporation                                          612         21,377
                                                                      ----------
                                                                         192,323
                                                                      ----------
LIFE & HEALTH INSURANCE - 0.5%
AFLAC, Inc.                                                 2,200         99,660
Genworth Financial, Inc.                                    4,100        132,184
Lincoln National Corporation                                  700         36,414
MetLife, Inc.                                               1,600         79,728
Protective Life Corporation                                   400         16,472

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                            NUMBER      MARKET
                                                          OF SHARES      VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (CONTINUED)
Prudential Financial, Inc.                                     800    $   54,048
StanCorp Financial Group, Inc.                                 200        16,840
                                                                      ----------
                                                                         435,346
                                                                      ----------
MANAGED HEALTH CARE - 0.9%
Aetna, Inc.                                                  1,900       163,666
UnitedHealth Group, Inc.                                     7,100       399,020
WellChoice, Inc.*                                              200        15,180
WellPoint, Inc.*                                             3,400       257,788
                                                                      ----------
                                                                         835,654
                                                                      ----------
MOVIES & ENTERTAINMENT - 0.9%
News Corporation                                            10,500       163,695
Time Warner, Inc.                                           23,500       425,585
Viacom, Inc. (Cl.B)                                          9,000       297,090
                                                                      ----------
                                                                         886,370
                                                                      ----------
MULTI-LINE INSURANCE - 1.1%
American International Group, Inc.                          13,775       853,499
Hartford Financial Services Group, Inc.                      2,500       192,925
                                                                      ----------
                                                                       1,046,424
                                                                      ----------
MULTI-UTILITIES - 0.2%
Dominion Resources, Inc.                                     1,600       137,824
Energy East Corporation                                        900        22,671
Sempra Energy                                                  500        23,530
                                                                      ----------
                                                                         184,025
                                                                      ----------
OFFICE SERVICES & SUPPLIES - 0.1%
Avery Dennison Corporation                                   1,100        57,629
Herman Miller, Inc.                                            700        21,210
Pitney Bowes, Inc.                                             900        37,566
                                                                      ----------
                                                                         116,405
                                                                      ----------
OIL & GAS DRILLING - 0.3%
Grey Wolf, Inc.*                                             2,000        16,860
Helmerich & Payne, Inc.                                        400        24,156
Nabors Industries, Ltd.*                                       600        43,098
Patterson-UTI Energy, Inc.                                     700        25,256
Transocean, Inc.*                                            2,509       153,827
                                                                      ----------
                                                                         263,197
                                                                      ----------
OIL & GAS EQUIPMENT & SERVICES - 1.0%
BJ Services Company                                          2,000        71,980
Baker Hughes, Inc.                                           2,400       143,232
Cooper Cameron Corporation*                                    200        14,786
FMC Technologies, Inc.*                                      2,471       104,054
Grant Prideco, Inc.*                                         2,900       117,885
Halliburton Company                                            900        61,668
Maverick Tube Corporation*                                     600        18,000
National-Oilwell Varco, Inc.*                                  600        39,480

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                            NUMBER      MARKET
                                                          OF SHARES      VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
OIL & GAS EQUIPMENT & SERVICES (CONTINUED)
Schlumberger, Ltd.                                           5,000    $  421,900
                                                                      ----------
                                                                         992,985
                                                                      ----------
OIL & GAS EXPLORATION & PRODUCTION - 0.5%
Anadarko Petroleum Corporation                               1,063       101,782
Comstock Resources, Inc.*                                      700        22,967
Devon Energy Corporation                                     1,400        96,096
EOG Resources, Inc.                                          1,200        89,880
Forest Oil Corporation*                                        400        20,840
Newfield Exploration Company*                                  800        39,280
Pioneer Natural Resources Company                              700        38,444
XTO Energy, Inc.                                             2,200        99,704
                                                                      ----------
                                                                         508,993
                                                                      ----------
OIL & GAS REFINING & MARKETING - 0.2%
Sunoco, Inc.                                                   600        46,920
Valero Energy Corporation                                    1,045       118,114
                                                                      ----------
                                                                         165,034
                                                                      ----------
OIL & GAS STORAGE & TRANSPORTATION - 0.3%
Williams Companies, Inc.                                    10,400       260,520
                                                                      ----------
OTHER DIVERSIFIED FINANCIAL SERVICES - 2.3%
CapitalSource, Inc.*                                         3,200        69,760
Citigroup, Inc.                                             29,273     1,332,507
First Marblehead Corporation                                 3,000        76,200
Heartland Payment Systems, Inc.*                               100         2,386
JP Morgan Chase & Company                                   20,036       679,821
                                                                      ----------
                                                                       2,160,674
                                                                      ----------
PACKAGED FOODS & MEATS - 0.6%
Campbell Soup Company                                        3,100        92,225
Dean Foods Company*                                            550        21,373
General Mills, Inc.                                          4,000       192,800
H.J. Heinz Company                                           1,620        59,195
Hershey Company                                              1,400        78,834
Kellogg Company                                              2,300       106,099
Kraft Foods, Inc.                                              600        18,354
McCormick & Company, Inc.                                      700        22,841
SunOpta, Inc.*                                               2,500        12,150
Tootsie Roll Industries, Inc.                                  165         5,239
                                                                      ----------
                                                                         609,110
                                                                      ----------
PAPER PACKAGING - 0.0%
Smurfit-Stone Container Corporation*                           500         5,180
                                                                      ----------
PAPER PRODUCTS - 0.3%
Bowater, Inc.                                                1,600        45,232
International Paper Company                                  4,100       122,180
MeadWestvaco Corporation                                     1,300        35,906
Potlatch Corporation                                         1,000        52,120
                                                                      ----------
                                                                         255,438
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                            NUMBER      MARKET
                                                          OF SHARES      VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
PERSONAL PRODUCTS - 0.4%
Avon Products, Inc.                                          2,200    $   59,400
Estee Lauder Companies, Inc.                                   400        13,932
Gillette Company                                             5,000       291,000
                                                                      ----------
                                                                         364,332
                                                                      ----------
PHARMACEUTICALS - 3.2%
Abbott Laboratories                                          6,200       262,880
AstraZeneca plc ADR                                            400        18,840
Bristol-Myers Squibb Company                                 1,500        36,090
Elan Corporation plc ADR*                                    2,100        18,606
Eli Lilly & Company                                          5,300       283,656
Forest Laboratories, Inc.*                                   1,100        42,867
GlaxoSmithKline plc ADR                                        100         5,128
Johnson & Johnson                                           13,788       872,505
Martek Biosciences Corporation*                                200         7,026
Medicis Pharmaceutical Corporation                             300         9,768
Merck & Company, Inc.                                        8,900       242,169
Noven Pharmaceuticals, Inc.*                                   600         8,400
Pfizer, Inc.                                                31,373       783,384
Schering-Plough Corporation                                  6,100       128,405
Sepracor, Inc.*                                                600        35,394
Watson Pharmaceuticals, Inc.*                                  800        29,288
Wyeth                                                        6,500       300,755
                                                                      ----------
                                                                       3,085,161
                                                                      ----------
PROPERTY & CASUALTY INSURANCE - 0.7%
Allstate Corporation                                           600        33,174
Ambac Financial Group, Inc.                                    700        50,442
Assurant, Inc.                                                 400        15,224
Axis Capital Holdings, Ltd.                                  2,200        62,722
Infinity Property & Casualty Corporation                       200         7,018
Markel Corporation*                                             70        23,135
Mercury General Corporation                                    200        11,998
Ohio Casualty Corporation                                      100         2,712
ProAssurance Corporation*                                      100         4,667
Progressive Corporation                                      1,600       167,632
Safeco Corporation                                             400        21,352
Selective Insurance Group, Inc.                                100         4,890
St. Paul Travelers Companies, Inc.                           5,114       229,465
Triad Guaranty, Inc.*                                          400        15,688
                                                                      ----------
                                                                         650,119
                                                                      ----------
PUBLISHING - 0.4%
Dow Jones & Company, Inc.                                      700        26,733
E.W. Scripps Company                                           600        29,982
Gannett Company, Inc.                                        1,300        89,479
Getty Images, Inc.*                                            400        34,416
McGraw-Hill Companies, Inc.                                  2,400       115,296
Meredith Corporation                                           300        14,967
Scholastic Corporation*                                        400        14,784
Tribune Company                                              1,500        50,835
Washington Post Company (Cl.B)                                  39        31,297
                                                                      ----------
                                                                         407,789
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                            NUMBER      MARKET
                                                          OF SHARES      VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
RAILROADS - 0.3%
Norfolk Southern Corporation                                 3,100    $  125,736
Union Pacific Corporation                                    2,200       157,740
                                                                      ----------
                                                                         283,476
                                                                      ----------
REAL ESTATE INVESTMENT TRUSTS - 0.6%
Archstone-Smith Trust                                        3,200       127,584
Arden Realty, Inc.                                             800        32,936
Boston Properties, Inc.                                        400        28,360
Camden Property Trust                                          500        27,875
CarrAmerica Realty Corporation                               2,600        93,470
Duke Realty Corporation                                        500        16,940
EastGroup Properties, Inc.                                     300        13,125
LaSalle Hotel Properties                                       800        27,560
Mills Corporation                                              500        27,540
ProLogis                                                         1            39
Reckson Associates Realty Corporation                          400        13,820
Redwood Trust, Inc.                                            200         9,722
Regency Centers Corporation                                    500        28,725
SL Green Realty Corporation                                    400        27,272
Simon Property Group, Inc.                                   1,100        81,532
Weingarten Realty Investors                                    600        22,710
                                                                      ----------
                                                                         579,210
                                                                      ----------
REGIONAL BANKS - 1.2%
City National Corporation                                      100         7,009
Commerce Bancshares, Inc.                                      422        21,725
East West Bancorp, Inc.                                        500        17,020
Fifth Third Bancorp                                         12,900       473,817
First Horizon National Corporation                           2,800       101,780
Huntington Bancshares, Inc.                                    400         8,988
Mercantile Bankshares Corporation                              400        21,552
National City Corporation                                    4,200       140,448
SunTrust Banks, Inc.                                         1,200        83,340
Synovus Financial Corporation                                7,300       202,356
TCF Financial Corporation                                      300         8,025
Texas Regional Bancshares, Inc.                                817        23,521
UCBH Holdings, Inc.                                          1,500        27,480
Wilmington Trust Corporation                                   500        18,225
                                                                      ----------
                                                                       1,155,286
                                                                      ----------
REINSURANCE - 0.0%
RenaissanceRe Holdings, Ltd.                                   100         4,373
                                                                      ----------
RESTAURANTS - 0.3%
CEC Entertainment, Inc.*                                       300         9,528
California Pizza Kitchen, Inc.*                                300         8,772
Cheesecake Factory, Inc.*                                      100         3,124
Outback Steakhouse, Inc.                                     2,400        87,840
P.F. Chang's China Bistro, Inc.*                               200         8,966
Panera Bread Company*                                        1,100        56,298
Sonic Corporation*                                             600        16,410
Starbucks Corporation*                                         800        40,080
Yum! Brands, Inc.                                            1,100        53,251
                                                                      ----------
                                                                         284,269
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                            NUMBER      MARKET
                                                          OF SHARES      VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR EQUIPMENT - 0.2%
ASML Holding N.V.*                                           4,600    $   75,946
ATMI, Inc.*                                                    400        12,400
Advanced Energy Industries, Inc.*                              600         6,456
Cymer, Inc.*                                                   300         9,396
Entegris, Inc.*                                              1,112        12,566
KLA-Tencor Corporation                                       1,500        73,140
Varian Semiconductor Equipment Associates, Inc.*               200         8,474
                                                                      ----------
                                                                         198,378
                                                                      ----------
SEMICONDUCTORS - 1.5%
Analog Devices, Inc.                                         9,434       350,379
Intel Corporation                                           33,600       828,240
Intersil Corporation                                           800        17,424
Linear Technology Corporation                                2,000        75,180
Microchip Technology, Inc.                                     400        12,048
OmniVision Technologies, Inc.*                                 600         7,572
Semiconductor Manufacturing International
   Corporation ADR*                                            700         6,020
Semtech Corporation*                                           600         9,882
TTM Technologies, Inc.*                                      1,000         7,150
Tessera Technologies, Inc.*                                    400        11,964
Xilinx, Inc.                                                 4,600       128,110
Zoran Corporation*                                           1,089        15,573
                                                                      ----------
                                                                       1,469,542
                                                                      ----------
SOFT DRINKS - 1.0%
Coca-Cola Company                                           11,100       479,409
Coca-Cola Enterprises, Inc.                                  2,200        42,900
PepsiCo, Inc.                                                8,000       453,680
                                                                      ----------
                                                                         975,989
                                                                      ----------
SPECIALIZED FINANCE - 0.0%
Moody's Corporation                                            500        25,540
                                                                      ----------
SPECIALTY CHEMICALS - 0.1%
Arch Chemicals, Inc.                                           600        13,950
Ferro Corporation                                            1,000        18,320
Minerals Technologies, Inc.                                    300        17,163
Symyx Technologies, Inc.*                                      700        18,284
Valspar Corporation                                            200         4,472
                                                                      ----------
                                                                          72,189
                                                                      ----------
SPECIALTY STORES - 0.1%
A.C. Moore Arts & Crafts, Inc.*                                600        11,508
Hibbett Sporting Goods, Inc.*                                  600        13,350
Petsmart, Inc.                                                 400         8,712
Staples, Inc.                                                2,850        60,762
                                                                      ----------
                                                                          94,332
                                                                      ----------
STEEL - 0.2%
Nucor Corporation                                            3,700       218,263
Steel Dynamics, Inc.                                           600        20,376
                                                                      ----------
                                                                         238,639
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
SYSTEMS SOFTWARE - 1.7%
Borland Software Corporation*                               1,200    $     6,984
Macrovision Corporation*                                      300          5,730
Microsoft Corporation                                      43,900      1,129,547
Oracle Corporation*                                        29,400        364,266
Red Hat, Inc.*                                              2,100         44,499
Symantec Corporation*                                       2,921         66,190
                                                                     -----------
                                                                       1,617,216
                                                                     -----------
TECHNOLOGY DISTRIBUTORS - 0.1%
CDW Corporation                                             1,400         82,488
Tech Data Corporation*                                        400         14,684
                                                                     -----------
                                                                          97,172
                                                                     -----------
THRIFTS & MORTGAGE FINANCE - 0.4%
BankAtlantic Bancorp, Inc.                                  1,500         25,485
Countrywide Financial Corporation                           3,200        105,536
Fannie Mae                                                  2,000         89,640
Golden West Financial Corporation                           1,600         95,024
IndyMac Bancorp, Inc.                                         500         19,790
PMI Group, Inc.                                               500         19,935
Radian Group, Inc.                                            300         15,930
Washington Mutual, Inc.                                     1,200         47,064
                                                                     -----------
                                                                         418,404
                                                                     -----------
TOBACCO - 1.0%
Altria Group, Inc.                                         13,100        965,601
                                                                     -----------
TRADING COMPANIES & DISTRIBUTORS - 0.0%
Hughes Supply, Inc.                                           400         13,040
                                                                     -----------
TRUCKING - 0.0%
Dollar Thrifty Automotive Group, Inc.*                        600         20,202
Old Dominion Freight Line, Inc.*                              500         16,745
                                                                     -----------
                                                                          36,947
                                                                     -----------
WIRELESS TELECOMMUNICATION SERVICE - 0.6%
Alltel Corporation                                            161         10,483
America Movil S.A. de C.V. ADR                              1,700         44,744
American Tower Corporation*                                 1,430         35,678
Crown Castle International Corporation*                     5,400        133,002
NTL, Inc.*                                                    200         13,360
Nextel Partners, Inc.*                                      5,300        133,030
Telephone & Data Systems, Inc.                                200          7,800
Telephone & Data Systems, Inc. (Special Shares)               200          7,510
Vodafone Group plc ADR                                      5,300        137,641
Wireless Facilities, Inc.*                                  1,100          6,380
                                                                     -----------
                                                                         529,628
                                                                     -----------
TOTAL COMMON STOCKS
   (cost $48,515,253)                                                 54,402,653
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                              NUMBER     MARKET
                                                            OF SHARES    VALUE
                                                            ---------   --------
FOREIGN COMMON STOCKS - 9.1%
AUSTRALIA - 0.9%
Australia & New Zealand Banking Group,  Ltd.                   5,933    $108,572
Australian Gas Light Company, Ltd.                             1,502      16,973
Babcock & Brown, Ltd.                                          4,053      65,515
BlueScope Steel, Ltd.                                         14,481     105,557
Boral, Ltd.                                                   19,019     117,029
CSL, Ltd.                                                        801      23,453
Coles Myer, Ltd.                                               6,983      54,629
Downer EDI, Ltd.                                               5,300      24,409
GPT Group**                                                    6,984      20,768
Macquarie Bank, Ltd.                                           1,755     100,830
National Australia Bank, Ltd.                                  3,825      96,391
Oil Search, Ltd.                                              15,173      44,773
Pacific Brands, Ltd.                                           9,234      20,066
QBE Insurance Group, Ltd.                                      3,729      53,113
Qantas Airways, Ltd.                                           6,420      16,497
                                                                        --------
                                                                         868,575
                                                                        --------
AUSTRIA - 0.1%
Bank Austria Creditanstalt                                       657      73,400
                                                                        --------
DENMARK - 0.1%
TDC A/S                                                        1,820      97,911
                                                                        --------
FINLAND - 0.1%
Neste Oil OYJ*                                                   400      14,816
Nokia Oyj                                                      6,432     107,722
                                                                        --------
                                                                         122,538
                                                                        --------
FRANCE - 0.9%
Axa                                                            2,223      61,000
BNP Paribas S.A.                                               1,676     127,359
Bouygues S.A.                                                  1,771      82,279
CNP Assurances                                                   954      63,955
Casino Guichard-Perrachon S.A.                                   464      32,890
Pernod Ricard S.A.                                                78      13,767
Publicis Groupe                                                2,960      94,168
Renault S.A.                                                     505      47,809
Sanofi-Aventis                                                 1,232     101,760
Societe Generale                                                 367      41,865
Thomson                                                        2,745      57,054
Total S.A.                                                       571     155,793
                                                                        --------
                                                                         879,699
                                                                        --------
GERMANY - 0.8%
Adidas-Salomon AG                                                265      46,031
BASF AG                                                        1,266      95,062
Bayerische Motoren Werke (BMW) AG                              1,190      55,844
Celesio AG                                                       415      36,322
E.ON AG                                                        1,191     109,363
Hypo Real Estate Holding AG                                    1,475      74,534
Metro AG                                                       2,155     106,074
Mobilcom AG                                                    1,720      39,572
SAP AG                                                           485      83,790
Siemens AG                                                     1,346     103,657
                                                                        --------
                                                                         750,249
                                                                        --------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                              NUMBER     MARKET
                                                            OF SHARES     VALUE
                                                            ---------   --------
FOREIGN COMMON STOCKS (CONTINUED)
HONG KONG - 0.3%
China Overseas Land & Investment, Ltd.                       104,000    $ 31,125
China Shenhua Energy Company, Ltd.*                           21,000      24,599
China Telecom Corporation, Ltd.                               75,000      28,238
China Unicom, Ltd.                                            12,000       9,963
Espirit Holdings, Ltd.                                         6,000      44,795
Hong Kong Electric Holdings, Ltd.                              5,000      24,908
Hutchison Whampoa, Ltd.                                        5,700      58,881
Sun Hung Kai Properties, Ltd.                                  4,000      41,371
                                                                        --------
                                                                         263,880
                                                                        --------
IRELAND - 0.1%
Allied Irish Banks plc                                         1,295      27,538
Bank of Ireland                                                2,847      44,979
DCC plc                                                        3,129      62,779
                                                                        --------
                                                                         135,296
                                                                        --------
ITALY - 0.2%
Eni SpA                                                        5,180     153,779
UniCredito Italiano SpA                                        6,460      36,400
                                                                        --------
                                                                         190,179
                                                                        --------
JAPAN - 2.0%
Aiful Corporation                                                800      67,022
Aioi Insurance Company, Ltd.                                   7,000      41,686
Bank of Fukuoka, Ltd.                                          5,000      36,030
Bank of Yokohama, Ltd.                                         9,000      68,581
Bridgestone Corporation                                        2,000      42,814
Canon, Inc.                                                    1,200      64,802
Eisai Company, Ltd.                                              900      38,453
Fanuc, Ltd.                                                      700      56,609
Goldcrest Company, Ltd.                                          460      36,025
Hamamatsu Photonics K.K.                                         800      18,465
Honda Motor Company, Ltd.                                        700      39,589
Inpex Corporation                                                  3      23,283
KDDI Corporation                                                   9      50,742
Kaneka Corporation                                             4,000      52,187
Kirin Brewery Company, Ltd.                                    4,000      44,047
Kobayashi Pharmaceutical Company, Ltd.                         1,300      43,977
Kyocera Corporation                                              500      34,797
Matsumotokiyoshi Company, Ltd.                                 1,000      32,507
Mitsubishi Corporation                                         5,900     116,425
Mitsubishi Tokyo Financial Group, Inc.                             6      78,756
Mitsui Sumitomo Insurance Company, Ltd.                        4,000      46,302
Nikon Corporation                                              3,000      37,845
Nippon Steel Corporation                                      31,000     116,337
Nippon Yusen Kabushiki Kaisha                                 10,000      67,040
Pioneer Corporation                                            1,900      27,048
Sony Corporation                                               2,200      72,290
Sumitomo Electric Industries, Ltd.                             2,600      35,044
Sumitomo Trust & Banking Company, Ltd.                         9,000      74,052
TDK Corporation                                                  400      28,507
Takeda Pharmaceutical Company, Ltd.                            1,200      71,462
Tokyo Electric Power Company, Inc.                             3,200      80,906
Toshiba Corporation                                           13,000      57,261
Toyota Motor Corporation                                       3,400     155,750

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                            NUMBER      MARKET
                                                          OF SHARES      VALUE
                                                          ---------   ----------
FOREIGN COMMON STOCKS (CONTINUED)
JAPAN (CONTINUED)
Uniden Corporation                                          1,000     $   14,641
Yamato Transport Company, Ltd.                              2,000         32,877
                                                                      ----------
                                                                       1,904,159
                                                                      ----------
MEXICO - 0.2%
Cemex S.A. de C.V.                                          8,048         41,968
Grupo Financiero Banorte S.A. de C.V.                       8,504         75,981
Organizacion Soriana S.A. de C.V. (Cl B)*                   3,900         16,371
Wal-Mart de Mexico S.A. de C.V.                             7,200         36,703
                                                                      ----------
                                                                         171,023
                                                                      ----------
NETHERLANDS - 0.1%
ABN Amro Holding N.V.                                       2,047         49,014
ING Groep N.V.                                              1,912         56,922
Koninklijke (Royal) Philips Electronics N.V.                1,099         29,193
                                                                      ----------
                                                                         135,129
                                                                      ----------
NORWAY - 0.2%
Statoil ASA                                                 4,147        102,869
Telenor ASA                                                 9,614         85,854
Yara International ASA                                      2,032         36,680
                                                                      ----------
                                                                         225,403
                                                                      ----------
SINGAPORE - 0.1%
DBS Group Holdings, Ltd.                                    5,000         46,690
SembCorp Industries, Ltd.                                  30,900         54,787
StarHub, Ltd.                                              24,000         28,652
                                                                      ----------
                                                                         130,129
                                                                      ----------
SPAIN - 0.3%
Acciona S.A.                                                1,137        130,113
Banco Santander Central Hispano S.A.                        5,213         68,454
Gestevision Telecinco S.A.                                    862         18,020
Iberdrola S.A.                                              2,886         80,615
                                                                      ----------
                                                                         297,202
                                                                      ----------
SWEDEN - 0.4%
Nordea Bank AB                                             11,195        111,911
SSAB Svenskt Stal AB                                        2,753         83,271
Skandinaviska Enskilda Banken AB                            3,844         70,407
Svenska Handelsbanken AB                                    3,539         81,939
                                                                      ----------
                                                                         347,528
                                                                      ----------
SWITZERLAND - 0.4%
Credit Suisse Group                                         2,002         88,624
Holcim, Ltd.                                                  540         35,857
Nestle S.A.                                                   336         98,381
Novartis AG                                                 3,538        179,442
                                                                      ----------
                                                                         402,304
                                                                      ----------
UNITED KINGDOM - 1.9%
Aegis Group plc                                            28,130         69,426
Anglo American plc                                          1,999         59,485
Arriva plc                                                  6,008         62,225
AstraZeneca plc                                             1,127         52,332

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                          PRINCIPAL
                                                          AMOUNT OR
                                                            NUMBER      MARKET
                                                          OF SHARES      VALUE
                                                          ---------   ----------
FOREIGN COMMON STOCKS (CONTINUED)
UNITED KINGDOM (CONTINUED)
Aviva plc                                                    3,508    $   38,497
BAE Systems plc                                              7,410        44,904
BP plc                                                      13,726       163,091
Barclays plc                                                16,823       169,935
Bradford & Bingley plc                                       7,340        44,124
Centrica plc                                                17,440        75,555
DS Smith plc                                                15,100        39,996
Diageo plc                                                   2,013        28,922
Friends Provident plc                                        6,880        22,681
GKN plc                                                      5,475        28,401
GlaxoSmithKline plc                                          5,174       131,528
HBOS plc                                                     6,150        92,535
HSBC Holdings plc                                            2,777        44,892
Persimmon plc                                                2,747        41,574
RHM plc*                                                     6,500        35,379
Rolls-Royce Group plc*                                       5,790        38,098
Royal Bank of Scotland Group plc                             4,174       118,469
Royal Dutch Shell plc (Cl. B)                                4,091       141,140
Tesco plc                                                    8,955        48,781
Unilever plc                                                 8,664        90,267
Vodafone Group plc                                          13,782        35,837
WPP Group plc                                                7,046        71,671
                                                                      ----------
                                                                       1,789,745
                                                                      ----------
TOTAL FOREIGN COMMON STOCKS
   (cost $6,380,585)                                                   8,784,349
                                                                      ----------
PREFERRED STOCKS - 0.0%
APPAREL, ACCESSORIES & LUXURY GOODS - 0.0%
Anvil Holdings, Inc. (Cl.B) (7)                                469         2,345
                                                                      ----------
TOTAL PREFERRED STOCKS
   (cost $6,135)                                                           2,345
                                                                      ----------
WARRANTS - 0.0%
Travelcenters of America, $0.001, 05-01-09* (7)                150           187
                                                                      ----------
TOTAL WARRANTS
   (cost $2)                                                                 187
                                                                      ----------
MUNICIPAL BONDS - 0.3%
GEORGIA - 0.1%
Atlanta, GA Airport Passenger Facility Charge,
   5.00% - 2033                                            $90,000        93,550
                                                                      ----------
KANSAS - 0.0%
Kansas State Financial Authority Revenue,
   5.501% - 2034                                           $30,000        31,034
                                                                      ----------
NEW YORK - 0.1%
New York, NY General Obligation, 5.00% - 2015              $60,000        64,140
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                           PRINCIPAL     MARKET
                                                             AMOUNT      VALUE
                                                           ---------   ---------
MUNICIPAL BONDS (CONTINUED)
OREGON - 0.0%
Oregon State Taxable Pension, 5.892% - 2027                 $ 15,000    $ 16,271
                                                                        --------
TEXAS - 0.1%
Houston Texas Utility Systems Revenue,
   5.25% - 2016                                               70,000      76,327
                                                                        --------
TOTAL MUNICIPAL BONDS
   (cost $280,042)                                                       281,322
                                                                        --------
CORPORATE BONDS - 7.7%
AEROSPACE & DEFENSE - 0.1%
BE Aerospace, Inc., 8.875% - 2011                             25,000      26,250
United Technologies Corporation, 5.40% - 2035                 40,000      39,964
                                                                        --------
                                                                          66,214
                                                                        --------
AUTOMOTIVE - 0.3%
Adesa, Inc., 7.625% - 2012                                    25,000      25,000
DaimlerChrysler N.A. Holdings, 6.50% - 2013                   50,000      52,864
Erac USA Finance Company, 5.60% - 2015 (1, 7)                 40,000      40,414
Ford Motor Credit Company:
   4.74% - 2006 (3)                                           25,000      24,912
   5.80% - 2009                                              120,000     111,970
                                                                        --------
                                                                         255,160
                                                                        --------
BANKING - 0.8%
ABN Amro Bank N.V., 7.125% - 2007                             60,000      62,431
BAC Capital Trust VI, 5.625% - 2035                           50,000      48,701
BB&T Corporation, 6.50% - 2011                                45,000      48,648
Bank of America Corporation, 4.875% - 2012                    55,000      54,986
Bank One Corporation, 5.25% - 2013                            75,000      75,616
Capital One Bank, 6.50% - 2013                                65,000      69,727
Countrywide Home Loan, 4.125% - 2009                          65,000      63,124
First Union Corporation, 6.40% - 2008                         20,000      20,799
HSBC Finance Corporation, 5.00% - 2015                        50,000      49,174
Huntington National Bank, 4.375% - 2010                       45,000      44,282
Merrill Lynch & Company, Inc., 4.25% - 2010                   45,000      43,992
Northern Trust Company, 4.60% - 2013                          25,000      24,635
U.S. Bancorp, 4.50% - 2010                                    60,000      59,409
Wachovia Corporation, 5.50% - 2035                            25,000      24,390
Webster Financial Corporation, 5.125% - 2014                  45,000      44,404
Wells Fargo & Company, 4.02% - 2007 (3)                       55,000      55,041
                                                                        --------
                                                                         789,359
                                                                        --------
BROKERAGE - 0.3%
Citigroup, Inc., 5.00% - 2014                                 60,000      59,676
Franklin Resources, Inc., 3.70% - 2008                        15,000      14,651
Goldman Sachs Group, Inc., 6.345% - 2034                      90,000      93,774
Legg Mason, Inc., 6.75% - 2008                                20,000      21,069
Lehman Brothers Holdings, Inc., 3.50% - 2008                  65,000      63,038
                                                                        --------
                                                                         252,208
                                                                        --------
BUILDING MATERIALS - 0.1%
Celulosa Arauco y Constitucion S.A., 5.125% - 2013            40,000      38,672
Centex Corporation, 5.45% - 2012                              40,000      39,536
                                                                        --------
                                                                          78,208
                                                                        --------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                            PRINCIPAL    MARKET
                                                              AMOUNT      VALUE
                                                            ---------   --------
CORPORATE BONDS (CONTINUED)
CHEMICALS - 0.2%
ARCO Chemical Company, 9.80% - 2020                           $25,000   $ 28,219
Crystal US Holdings/US Sub3, 0.00% - 2014 (2)                  16,000     11,200
Dow Chemical Company, 6.125% - 2011                            30,000     31,970
Huntsman LLC, 11.625% - 2010                                   33,000     37,703
IMC Global, Inc., 10.875% - 2013                               25,000     29,500
Resolution Performance, 9.50% - 2010                           25,000     25,813
                                                                        --------
                                                                         164,405
                                                                        --------
COMMUNICATIONS - OTHER - 0.1%
Belo Corporation, 8.00% - 2008                                  5,000      5,367
CanWest Media, Inc., 8.00% - 2012                              34,875     37,011
News America, Inc., 6.20% - 2034                               25,000     25,038
                                                                        --------
                                                                          67,416
                                                                        --------
CONSUMER PRODUCTS - 0.1%
Bunge, Ltd. Finance Corporation, 4.375% - 2008                 50,000     49,281
Josten's IH Corporation, 7.625% - 2012                         25,000     25,250
Sealy Mattress Company, 8.25% - 2014                           25,000     25,125
                                                                        --------
                                                                          99,656
                                                                        --------
DISTRIBUTORS - 0.0%
Atmos Energy Corporation, 4.00% - 2009                         45,000     43,401
                                                                        --------
DIVERSIFIED MANUFACTURING - 0.1%
Hawk Corporation, 8.75% - 2014 (7)                             25,000     25,250
JLG Industries, Inc., 8.375% - 2012                            16,000     16,960
Valmont Industries, Inc., 6.875% - 2014                        25,000     25,500
                                                                        --------
                                                                          67,710
                                                                        --------
ELECTRIC - 0.5%
AES Corporation, 9.00% - 2015 (1, 7)                           25,000     27,438
Alabama Power Company, 4.026% - 2009 (3)                       60,000     60,162
Black Hills Corporation, 6.50% - 2013                          40,000     41,433
CE Electric UK Funding Company, 6.995% - 2007 (1, 7)           35,000     36,145
Centerpoint Energy, Inc., 7.25% - 2010                         25,000     27,143
Exelon Generation Company LLC, 5.35% - 2014                    35,000     35,048
Firstenergy Corporation, 6.45% - 2011                          40,000     42,591
PPL Capital Funding, 4.33% - 2009                              45,000     44,113
Pacific Gas & Electric Company, 6.05% - 2034                   35,000     36,414
Pinnacle West Capital Corporation, 6.40% - 2006                40,000     40,353
Progress Energy, Inc., 6.75% - 2006                            25,000     25,223
Public Service Company of New Mexico,
   4.40% - 2008                                                40,000     39,366
Westar Energy, Inc., 5.10% - 2020                              25,000     24,296
Western Power Distributors Holdings,
   6.875% - 2007 (1, 7)                                        25,000     25,768
                                                                        --------
                                                                         505,493
                                                                        --------
ENERGY - INDEPENDENT - 0.1%
Devon Financing Corporation, ULC, 6.875% - 2011                55,000     60,457
Forest Oil Corporation, 8.00% - 2011                           25,000     27,625
                                                                        --------
                                                                          88,082
                                                                        --------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                            PRINCIPAL    MARKET
                                                              AMOUNT      VALUE
                                                            ---------   --------
CORPORATE BONDS (CONTINUED)
ENERGY - INTEGRATED - 0.1%
Amerada Hess Corporation, 7.875% - 2029                      $ 30,000   $ 36,795
ConocoPhillips, 5.90% - 2032                                   40,000     43,305
Petro Canada, 5.95% - 2035                                     40,000     40,003
                                                                        --------
                                                                         120,103
                                                                        --------
ENERGY - OTHER - 0.0%
Dresser-Rand Group, Inc., 7.375% - 2014 (1, 7)                 22,000     22,825
                                                                        --------
ENTERTAINMENT - 0.1%
AMF Bowling Worldwide, 10.00% - 2010                           25,000     24,875
International Speedway Corporation, 4.20% - 2009               20,000     19,508
K2, Inc., 7.375% - 2014                                        25,000     25,000
LCE Acquisition Corporation, 9.00% - 2014 (1)                  25,000     24,313
Six Flags, Inc., 8.875% - 2010                                 25,000     24,750
                                                                        --------
                                                                         118,446
                                                                        --------
ENVIRONMENTAL - 0.1%
Allied Waste North America, 7.875% - 2013                      25,000     25,500
Casella Waste Systems, Inc., 9.75% - 2013                      25,000     27,000
                                                                        --------
                                                                          52,500
                                                                        --------
FINANCIAL - OTHER - 0.1%
Dollar Financial Group, Inc., 9.75% - 2011                     25,000     26,000
Encana Holdings Financial Corporation,
   5.80% - 2014                                                45,000     47,393
Orion Power Holdings, Inc., 12.00% - 2010                      25,000     30,125
Residential Capital Corporation, 6.375% - 2010 (1, 7)          15,000     15,196
                                                                        --------
                                                                         118,714
                                                                        --------
FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 0.2%
General Motors Acceptance Corporation,
   8.00% - 2031                                                30,000     26,195
International Lease Finance Corporation,
   6.375% - 2009                                               40,000     41,905
SLM Corporation:
   3.711% - 2009 (3)                                           35,000     34,470
   3.85% - 2009 (3)                                            55,000     55,117
                                                                        --------
                                                                         157,687
                                                                        --------
FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 0.3%
CIT Group, Inc., 5.00% - 2015                                  70,000     68,965
General Electric Capital Corporation, 6.00% - 2012            100,000    106,443
John Deere Capital Corporation, 7.00% - 2012                   45,000     50,217
MBNA America Bank, 4.625% - 2009                               45,000     44,906
                                                                        --------
                                                                         270,531
                                                                        --------
FOOD & BEVERAGE - 0.3%
Agrilink Foods, Inc., 11.875% - 2008 (7)                        6,000      6,135
B&G Foods Holding Corporation, 8.00% - 2011                    25,000     25,313
Eircom Funding, 8.25% - 2013                                   25,000     27,125
Kraft Foods, Inc., 5.625% - 2011                               45,000     46,495
Kroger Company, 8.05% - 2010                                   45,000     49,592
Le-Nature's, Inc., 9.00% - 2013 (1, 7)                         25,000     27,000
McCormick & Company, Inc., 6.40% - 2006                        65,000     65,448

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                            PRINCIPAL    MARKET
                                                              AMOUNT      VALUE
                                                            ---------   --------
CORPORATE BONDS (CONTINUED)
FOOD & BEVERAGE (CONTINUED)
Pantry, Inc., 7.75% - 2014                                    $25,000   $ 25,000
W.M. Wrigley Jr. Company, 4.65% - 2015                         15,000     14,745
                                                                        --------
                                                                         286,853
                                                                        --------
GAMING - 0.1%
GTECH Holdings Corporation, 4.50%, 2009                        45,000     41,457
Harrah's Operating Company, Inc., 5.50% - 2010                 45,000     45,425
                                                                        --------
                                                                          86,882
                                                                        --------
HEALTH CARE - 0.2%
Amgen, Inc., 4.00% - 2009                                      25,000     24,442
Concentra Operating Corporation, 9.125% - 2012                 25,000     26,000
Genentech, Inc., 4.75% - 2015 (1, 7)                           35,000     34,327
Genesis HealthCare Corporation, 8.00% - 2013                   25,000     26,938
Highmark, Inc., 6.80% - 2013 (1, 7)                            30,000     32,659
Medtronic, Inc., 4.75% - 2015 (1, 7)                           55,000     54,143
Vanguard Health Holdings II, 9.00% - 2014                      25,000     26,625
                                                                        --------
                                                                         225,134
                                                                        --------
HOME CONSTRUCTION - 0.2%
Lennar Corporation, 5.60% - 2015 (1, 7)                        60,000     58,779
M.D.C. Holdings, Inc., 5.50% - 2013                            55,000     54,088
NVR, Inc., 5.00% - 2010                                        30,000     29,445
Pulte Homes, Inc., 7.875% - 2011                               35,000     39,009
WCI Communities, Inc.:
   10.625% - 2011                                              25,000     26,562
   9.125% - 2012                                               25,000     25,750
                                                                        --------
                                                                         233,633
                                                                        --------
INDUSTRIAL - OTHER - 0.0%
Brand Intermediate Holding, 13.00% - 2013 (1, 6, 7)            28,355     29,489
                                                                        --------
INSURANCE - LIFE - 0.5%
Allstate Financial Global Funding, 5.25% - 2007 (1, 7)         45,000     45,279
Genworth Financial, Inc., 5.75% - 2014                         40,000     41,917
Hartford Financial Services Group, Inc., 4.75% - 2014          55,000     53,634
John Hancock Global Funding II, 5.625% - 2006 (1, 7)           65,000     65,507
MetLife, Inc., 6.125% - 2011                                   50,000     53,156
NLV Financial Corporation, 7.50% - 2033 (1, 7)                 30,000     32,770
Nationwide Financial Services, Inc., 5.90% - 2012              50,000     52,295
Principal Life Global, 5.125% - 2013 (1, 7)                    45,000     45,635
Prudential Financial, Inc., 3.75% - 2008                       60,000     59,103
Transamerica Capital II, 7.65% - 2026 (1, 7)                   20,000     23,340
                                                                        --------
                                                                         472,636
                                                                        --------
INSURANCE - PROPERTY & CASUALTY - 0.1%
Ace INA Holdings, Inc., 5.875% - 2014                          35,000     35,605
Fund American Companies, Inc., 5.875% - 2013                   45,000     45,008
Nationwide Mutual Insurance Company,
   6.60% - 2034 (1, 7)                                         25,000     25,257
                                                                        --------
                                                                         105,870
                                                                        --------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                            PRINCIPAL    MARKET
                                                              AMOUNT      VALUE
                                                            ---------   --------
CORPORATE BONDS (CONTINUED)
MEDIA - CABLE - 0.1%
Charter Communications Opt LLC/Cap,
   8.00% - 2012 (1, 7)                                        $25,000   $ 25,188
Comcast Cable Communications Holdings,
   8.375% - 2013                                               45,000     53,243
Rogers Cable, Inc., 5.50% - 2014                               40,000     36,900
                                                                        --------
                                                                         115,331
                                                                        --------
MEDIA - NONCABLE - 0.4%
AOL Time Warner, Inc., 7.625% - 2031                           65,000     76,149
Advanstar Communications, Inc., 10.75% - 2010                  25,000     27,937
Affinity Group, Inc., 9.00% - 2012                             25,000     25,000
CanWest Media, Inc., 10.625% - 2011                            25,000     27,187
Clear Channel Communications, 7.65% - 2010                     40,000     43,418
Coinmach Corporation, 9.00% - 2010                             17,000     17,382
Dex Media Finance/East LLC:
   9.875% - 2009                                               25,000     27,187
   12.125% - 2012                                              32,000     37,440
Fisher Communications, Inc., 8.625% - 2014                     25,000     26,688
Houghton Mifflin Company, 9.875% - 2013                        25,000     26,500
Warner Music Group, 7.375% - 2014                              25,000     25,062
XM Satellite Radio, Inc., 12.00% - 2010                        13,000     14,820
                                                                        --------
                                                                         374,770
                                                                        --------
METALS & MINING - 0.3%
Alcan, Inc., 5.00% - 2015                                      55,000     54,088
Autocam Corporation, 10.875% - 2014                            25,000     16,750
Freeport McMoran Resource Partners, 7.00% - 2008               75,000     76,688
Luscar Coal, Ltd., 9.75% - 2011                                25,000     27,000
Newmont Mining Corporation, 5.875% - 2035                      50,000     49,005
Russel Metals, Inc., 6.375% - 2014                             25,000     24,375
                                                                        --------
                                                                         247,906
                                                                        --------
OIL FIELD SERVICES - 0.3%
Baker Hughes, Inc., 6.875% - 2029                              55,000     66,001
Diamond Offshore Drilling, Inc., 5.15% - 2014                  25,000     24,963
Halliburton Company, 5.50% - 2010                              60,000     61,959
Hilcorp Energy/Finance, 10.50% - 2010 (1, 7)                   50,000     55,000
Pemex Project Funding Master Trust:
   5.17% - 2010 (1, 3, 7)                                      45,000     46,822
   7.375% - 2014                                               30,000     33,300
                                                                        --------
                                                                         288,045
                                                                        --------
PACKAGING - 0.1%
BWAY Corporation, 10.00% - 2010                                25,000     26,500
Graphic Packaging International Corporation,
   8.50% - 2011                                                25,000     24,500
Owens-Brockway Glass Containers:
   8.875% - 2009                                               25,000     26,250
   8.75% - 2012                                                25,000     27,000
Owens-Illinois, Inc., 7.35% - 2008                             25,000     25,500
                                                                        --------
                                                                         129,750
                                                                        --------
PAPER - 0.1%
Boise Cascade LLC, 7.125% - 2014                               25,000     23,687
Sealed Air Corporation, 5.375% - 2008 (1, 7)                   40,000     40,196
                                                                        --------
                                                                          63,883
                                                                        --------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                            PRINCIPAL    MARKET
                                                              AMOUNT      VALUE
                                                            ---------   --------
CORPORATE BONDS (CONTINUED)
PHARMACEUTICALS - 0.0%
VWR International, Inc., 6.875% - 2012                       $ 25,000   $ 24,688
                                                                        --------
PIPELINES - 0.2%
ANR Pipeline Company, 8.875% - 2010                            25,000     27,023
Duke Capital LLC:
   4.302% - 2006                                               25,000     24,984
   6.25% - 2013                                                40,000     42,074
Dynegy-Roseton Danskamme, 7.27% - 2010                         25,000     24,875
Kaneb Pipe Line Operating Partnership LP,
   7.75% - 2012                                                20,000     22,278
Panhandle Eastern Pipe Line Company,
   4.80% - 2008                                                20,000     19,957
TGT Pipeline LLC, 5.50% - 2017 (1)                             10,000      9,974
Williams Companies, Inc.:
   7.75% - 2031                                                25,000     27,062
   8.75% - 2032                                                25,000     29,500
                                                                        --------
                                                                         227,727
                                                                        --------
RAILROADS - 0.1%
Canadian National Railway Company, 6.25% - 2034                45,000     49,854
Norfolk Southern Corporation, 6.00%, 2008                      50,000     51,310
                                                                        --------
                                                                         101,164
                                                                        --------
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Archstone-Smith Operating Trust, 5.25% - 2015                  40,000     39,806
Developers Diversified Realty Corporation,
   3.875% - 2009                                               35,000     33,745
EOP Operating LP, 4.65% - 2010                                 35,000     34,419
iStar Financial, Inc., 5.125% - 2011                           40,000     39,399
Simon Property Group, LP, 3.75% - 2009                         45,000     43,433
                                                                        --------
                                                                         190,802
                                                                        --------
REFINING - 0.1%
Denbury Resources, Inc., 7.50% - 2013                          25,000     26,250
Diamond Offshore Drilling, Inc., 4.875% - 2015 (1, 7)          30,000     29,304
                                                                        --------
                                                                          55,554
                                                                        --------
RETAILERS - 0.1%
Jean Coutu Group (PJC), Inc., 7.625% - 2012                    25,000     25,437
Wal-Mart Stores, Inc., 5.25% - 2035                            45,000     43,548
Yum! Brands, Inc., 7.70% - 2012                                45,000     51,624
                                                                        --------
                                                                         120,609
                                                                        --------
SERVICES - 0.1%
Brickman Group, Ltd., 11.75% - 2009                            25,000     28,000
Petroleum Helicopters, Inc., 9.375% - 2009                     25,000     26,562
                                                                        --------
                                                                          54,562
                                                                        --------
TECHNOLOGY - 0.0%
Freescale Semiconductor, 7.125% - 2014                         25,000     26,625
Stats Chippac, Ltd., 6.75% - 2011                              25,000     24,250
                                                                        --------
                                                                          50,875
                                                                        --------
TELECOMMUNICATIONS - WIRELESS - 0.5%
AT&T Wireless, 8.75% - 2031                                    35,000     47,243
America Movil S.A. de C.V., 5.50% - 2014                       50,000     49,435
Centennial Communications, 8.125% - 2014                       25,000     26,438
Rogers Wireless Communications, Inc.,
   9.625% - 2011                                              100,000    115,500

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                          PRINCIPAL     MARKET
                                                            AMOUNT       VALUE
                                                          ---------   ----------
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS - WIRELESS (CONTINUED)
Sprint Capital Corporation, 6.875% - 2028                  $ 60,000   $   66,281
Telus Corporation, 8.00% - 2011                              55,000       62,922
Time Warner Telecom LLC, 9.75% - 2008                        25,000       25,312
Ubiquitel Operating Company, 9.875% - 2011                   25,000       27,750
Verizon Global Funding Corporation, 7.75% - 2030             40,000       48,731
                                                                      ----------
                                                                         469,612
                                                                      ----------
TELECOMMUNICATIONS - WIRELINES - 0.1%
Telecom Italia Capital, 5.25% - 2013                         40,000       39,716
Telefonos de Mexico S.A. de C.V., 5.50% - 2015               30,000       29,505
                                                                      ----------
                                                                          69,221
                                                                      ----------
TEXTILE - 0.0%
Collins & Aikman Floor Cover, 9.75% - 2010                   25,000       24,125
                                                                      ----------
TOTAL CORPORATE BONDS
   (cost $7,304,105)                                                   7,387,239
                                                                      ----------
FOREIGN BONDS - 0.1%
CAYMAN ISLANDS - 0.0%
Transocean, Inc., 7.50% - 2031                               30,000       37,837
                                                                      ----------
FRANCE - 0.0%
France Telecom S.A., 8.00% - 2011 (2)                        40,000       45,419
                                                                      ----------
LUXEMBOURG - 0.1%
Tyco International Group S.A., 6.375% - 2011                 50,000       53,294
                                                                      ----------
UNITED KINGDOM - 0.0%
HBOS plc, 6.00% - 2033 (1, 7)                                40,000       42,255
                                                                      ----------
TOTAL FOREIGN BONDS
   (cost $172,393)                                                       178,805
                                                                      ----------
FOREIGN GOVERNMENT BONDS - 0.1%
MEXICO - 0.0%
United Mexican States, 6.375% - 2013                         45,000       47,880
                                                                      ----------
SOUTH AFRICA - 0.1%
Republic of South Africa, 6.50% - 2014                       65,000       71,012
                                                                      ----------
TOTAL FOREIGN GOVERNMENT BONDS
   (cost $112,787)                                                       118,892
                                                                      ----------
MORTGAGE BACKED SECURITIES - 7.3%
U.S GOVERNMENT SPONSORED AGENCIES - 6.0%
Federal Home Loan Mortgage Corporation:
   #M80714, 5.00% - 2008                                     35,699       35,904
   #E81544, 6.00% - 2009                                    255,120      258,983
   FHR 2631 IG, 4.50% - 2011 (5, 7)                         164,000       11,103
   FHR 2614 IH, 4.50% - 2016 (5, 7)                         102,000       14,646
   #B10343, 5.00% - 2018                                      9,634        9,616
   #E99933, 5.00% - 2018                                      6,199        6,187
   #E99966, 5.00% - 2018                                     35,042       34,974
   #E01341, 5.50% - 2018                                     11,611       11,784
   #G11759, 5.50% - 2018                                    298,611      303,095
   FHR 2681 PC, 5.00% - 2019                                100,000      100,155
   #B19214, 5.50% - 2020                                     37,000       37,551

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                            PRINCIPAL    MARKET
                                                              AMOUNT      VALUE
                                                            ---------   --------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S GOVERNMENT SPONSORED AGENCIES (CONTINUED)
Federal Home Loan Mortgage Corporation (continued)
   #J02272, 5.50% - 2020                                     $100,000   $101,489
   #J02554, 5.50% - 2020                                      100,000    101,489
   FHR 2882 YB, 5.00% - 2027                                   50,000     49,965
   FHR 2890 PB, 5.00% - 2027                                  150,000    149,696
   #1B0527, 4.549% - 2032 (3)                                  21,458     21,504
   #C72128, 6.00% - 2032                                       91,739     93,356
   #C68205, 7.00% - 2032                                       12,723     13,295
   #A12118, 5.00% - 2033                                       65,944     64,692
   #A15852, 5.00% - 2033                                       24,054     23,598
   #A15907, 5.00% - 2033                                       34,204     33,555
   #D86309, 5.00% - 2033                                       38,578     37,845
   #G01628, 6.00% - 2033                                      185,282    188,534
   #A21263, 4.50% - 2034                                      156,185    148,762
   #G01805, 4.50% - 2035                                      360,163    342,695

Federal National Mortgage Association:
   FNR 2003-92 NM, 3.50% - 2013                                75,000     73,467
   #323322, 6.00% - 2013                                       77,879     80,123
   FNR 2002-74 PJ, 5.00% - 2015                               150,000    150,383
   #254140, 5.50% - 2017                                        8,049      8,173
   #254234, 5.50% - 2017                                        7,750      7,869
   #625931, 5.50% - 2017                                        7,185      7,295
   #357280, 6.50% - 2017                                       32,345     33,458
   #254720, 4.50% - 2018                                      147,365    144,560
   #555345, 5.50% - 2018                                        8,020      8,143
   #555446, 5.50% - 2018                                       12,608     12,798
   #555526, 5.50% - 2018                                      180,481    183,198
   #555693, 5.50% - 2018                                      108,881    110,521
   #357475, 4.50% - 2019                                      183,606    180,112
   #725528, 5.50% - 2019                                       18,342     18,615
   #789885, 5.50% - 2019                                       22,013     22,341
   #735439, 6.00%, 2019                                       229,054    235,656
   FNR 2003-40 NI, 5.50% - 2028 (5, 7)                         35,425      2,179
   #254514, 5.50% - 2032                                        4,185      4,187
   #254550, 6.50% - 2032                                       30,206     31,123
   #545759, 6.50% - 2032                                      178,390    183,619
   #650075, 6.50% - 2032                                       30,626     31,556
   #254767, 5.50% - 2033                                      205,870    205,966
   #254983, 5.50% - 2033                                       97,699     97,744
   #744692, 5.50% - 2033                                       48,352     48,374
   #744750, 5.50% - 2033                                       22,086     22,096
   #747387, 5.50% - 2033                                       28,406     28,420
   #747549, 5.50% - 2033                                        9,569      9,573
   #750362, 5.50% - 2033                                       40,819     40,838
   #756190, 5.50% - 2033                                       49,355     49,378
   #555417, 6.00% - 2033                                      120,426    122,513
   #725232, 5.00% - 2034                                       28,574     28,038
   #255028, 5.50% - 2034                                       24,031     24,028
   #725424, 5.50% - 2034                                      458,848    459,060
   #762076, 5.50% - 2034                                       57,514     57,540
   #789293, 5.50% - 2034                                      176,276    176,412
   #796104, 5.50% - 2034                                       47,622     47,625
   #804395, 5.50% - 2034                                      139,028    139,038
   #255459, 6.00% - 2034                                       62,001     63,051
   #725162, 6.00% - 2034                                      115,981    117,939
   #725690, 6.00% - 2034                                       64,433     65,524
   #725704, 6.00% - 2034                                       66,871     67,999
   #357883, 5.00% - 2035                                       38,564     37,841
   #830880, 5.00% - 2035                                       88,898     87,042

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                          PRINCIPAL     MARKET
                                                            AMOUNT       VALUE
                                                          ---------   ----------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S GOVERNMENT SPONSORED AGENCIES (CONTINUED)
Fannie Mae Strip,
   #3192, 6.50% -2032(5,7)                                 $ 21,355   $    4,421
Fannie Mae Whole Loan,
   FNW 2003-W16 AF3, 2.91% - 2033                             8,470        8,445
                                                                      ----------
                                                                       5,732,754
                                                                      ----------
U.S. GOVERNMENT SPONSORED SECURITIES - 1.3%
Government National Mortgage Association:
   #780766, 7.00% - 2013                                     11,605       11,957
   #781312, 7.00% - 2013                                     38,752       40,633
   #67365, 11.50% - 2013                                      2,845        3,151
   2004-23 B, 2.946% - 2019                                  55,000       52,538
   #427029, 8.50% - 2026                                     10,521       11,450
   #604639, 5.00% - 2033                                     94,409       93,573
   #612919, 5.00% - 2033                                    270,889      268,490
   #615278, 5.00% - 2033                                    114,405      113,392
   II #2102, 8.00% - 2025                                     1,822        1,944
   II #3442, 5.00% - 2033                                   224,772      222,080
   II #3458, 5.00% - 2033                                    63,612       62,851
   II TBA, 5.50% - 2033(4)                                  126,000      126,984
   II #3490, 6.50% - 2033                                    17,648       18,275
   II #3513, 5.00% - 2034                                    80,302       79,266
   II #3529, 5.00% - 2034                                    20,325       20,063
   II #3517, 6.00% - 2034                                    55,491       56,678
   II #3612, 6.50% - 2034                                    31,970       33,103
                                                                      ----------
                                                                       1,216,428
                                                                      ----------
NON-AGENCY SECURITIES - 0.0%
WFS Financial Owner Trust, 2004-1 A4, 2.81% - 2011           40,000       39,120
                                                                      ----------
TOTAL MORTGAGE BACKED SECURITIES
   (cost $7,055,177)                                                   6,988,302
                                                                      ----------
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 1.5%
Federal Home Loan Bank,
   5.75% - 2012                                              10,000       10,631
   5.25% - 2014                                             135,000      140,961
Federal Home Loan Mortgage Corporation,
   2.75% - 2008                                              70,000       67,415
   4.125% - 2010                                            145,000      142,359
Federal National Mortgage Association:
   3.25% - 2008                                             690,000      668,056
   3.375% - 2008                                            185,000      179,085
   6.00% - 2011                                             112,000      119,821
   4.375% - 2012                                            105,000      103,906
                                                                      ----------
TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES
   (cost $1,444,423)                                                   1,432,234
                                                                      ----------
U.S. GOVERNMENT SECURITIES - 11.5%
U.S. Treasury Bonds:
   3.50% - 2010                                             835,000      811,091
   4.25% - 2013                                             395,000      393,287
   4.25% - 2014                                             190,000      188,642
   7.50% - 2016                                             230,000      291,112
   8.50% - 2020                                             355,000      501,285
   6.25% - 2023                                             210,000      251,106

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
U.S. GOVERNMENT SECURITIES (CONTINUED)
U.S. Treasury Bonds (continued)
   6.00% - 2026                                         $  115,000   $   135,628
   6.375% - 2027                                            85,000       105,334
   5.50% - 2028                                            325,000       365,168
   6.25% - 2030                                             25,000        31,042
   5.375% - 2031                                            30,000        33,609

U.S. Treasury Notes:
   1.875% - 2005                                           610,000       608,522
   1.50% - 2006                                             50,000        49,412
   3.50% - 2006                                            685,000       680,264
   3.00% - 2007                                            700,000       683,593
   3.25% - 2007                                            445,000       437,769
   3.62% - 2007                                            320,000       316,950
   3.375% - 2008                                           555,000       541,754
   4.00% - 2009                                            705,000       700,153
   5.75% - 2010(9)                                       1,445,000     1,541,126
   5.00% - 2011                                          1,460,000     1,517,089
   4.75% - 2014                                             35,000        36,058
   4.125% - 2015                                           110,000       108,105

Treasury Inflation Index,
   3.625% - 2008                                            61,903        65,526
   1.875% - 2013                                           132,599       134,381
   2.00% - 2014                                            262,112       267,754
   2.375% - 2025                                           231,199       247,347
                                                                     -----------
TOTAL U.S. GOVERNMENT SECURITIES
   (cost $11,087,373)                                                 11,043,107
                                                                     -----------
ASSET BACKED SECURITIES - 2.7%
AUTO - 0.1%
Chase Manhattan Auto Owner Trust, 2003-A A4,
   2.06% - 2009                                             70,000        68,018
Harley-Davidson Motorcycle Trust, 2001-1 B,
   5.29% - 2009                                             11,839        11,845
                                                                     -----------
                                                                          79,863
                                                                     -----------
CREDIT CARDS - 0.3%
Capital One Multi-Asset Execution Trust,
   2005-A7 A7, 4.70% - 2015                                 70,000        70,160
Chase Insurance Trust, 2005-A7 A7, 4.55% - 2013             80,000        79,865
Citibank Credit Card Issuance Trust:
   2000-A1 A1, 6.90% - 2007                                 50,000        50,063
   4.178% -2014(3)                                          55,000        55,190
MBNA Credit Card Master Note Trust, 4.50% - 2013            50,000        49,824
                                                                     -----------
                                                                         305,102
                                                                     -----------
HOME EQUITY LOANS - 2.0%
Bank of America Commercial Mortgage, Inc.:
   2004-A 2A2, 4.184% - 2034(3)                             73,391        72,129
   2004-D 2A2, 4.230% - 2034(3)                              5,500         5,411
   2003-L 2A2, 4.347% - 2034(3)                            127,904       126,126
   2004-H, 2A2, 4.817% - 2034(3)                            34,730        34,503
   2004-I, 3A2, 5.008% - 2034(3)                            34,180        33,795
   2003-1 A2, 4.648% - 2036                                 75,000        73,785
   2004-6 A1, 3.801% - 2042                                 17,698        17,396
BankBoston Home Equity Loan Trust,
   1998-1 A6, 6.35% - 2013                                  46,074        46,629

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                         PRINCIPAL
                                                         AMOUNT OR
                                                         NUMBER OF      MARKET
                                                          SHARES        VALUE
                                                        ----------   -----------
ASSET BACKED SECURITIES (CONTINUED)
HOME EQUITY LOANS (CONTINUED)
Bear Stearns Commercial Mortgage Securities, Inc.:
   2004-PWR6 A1, 3.688% - 2041                          $   14,343   $    14,106
   2005-PWR8 A4, 4.674% - 2041                          $  125,000       121,847
Capital One Multi-Asset Execution Trust,
   2004-A8 A8, 3.898% - 2014(3)                         $  225,000       225,800
Chase Funding Mortgage Loan,
   2002-2 1M1, 5.599% - 2031                            $   12,872        12,905
Citigroup Commercial Mortgage Trust,
   2004-C2 A1, 3.787% - 2041                            $   13,377        13,144
Commercial Mortgage,
   2005-LP5 A1, 4.235% - 2043                           $   93,652        92,729
Countrywide Asset-Backed Certificates,
   2003-5 AF3, 3.613% - 2030                            $   22,724        22,641
DLJ Commercial Mortgage Corporation,
   1999-CG2 A1B, 7.30% - 2032                           $   75,000        81,058
GMAC Commercial Mortgage Securities, Inc.:
   2001-C2 A1, 6.25% - 2034                             $      828           851
   2001-C2 A2, 6.70% - 2034                             $  125,000       135,738
Greenwich Capital Commercial Funding
   Corporation, 2004-GG1 A2, 3.835% - 2036              $   81,643        80,382
JP Morgan Chase Commercial Mortgage Securities
   Corporation:
   2001-CIBC A3, 6.26% - 2033                           $  105,000       111,663
   2001-CIB2 A2, 6.244% - 2035                          $   71,933        74,003
   2005-LDP4 ASB, 4.82% - 2042                          $   75,000        74,578
LB-UBS Commercial Mortgage Trust,
   2004-C4 A2, 4.567% - 2029                            $   75,000        74,589
Morgan Stanley Dean Witter Capital,
   2002-TOP7 A2, 5.98% - 2039                           $  200,000       211,575
New Century Home Equity Loan Trust:
   2005-A A6, 4.954% - 2035(2)                          $   50,000        49,118
   2005-A M2, 5.34 - 2035                               $   45,000        44,362
Washington Mutual, 2004-AR1 A, 4.229% - 2034            $   39,488        38,805
                                                                     -----------
                                                                       1,889,668
                                                                     -----------
OTHER - 0.3%
Centerpoint Energy Transition Bond Company, LLC,
   2001-1 A4, 5.63% - 2015                              $   75,000        78,221
GE Equipment Small Ticket,
   2005-1A A4, 4.51% - 2014(1,7,8)                      $  100,000        99,375
Peco Energy Transition Trust,
   2001-A A1, 6.52% - 2010                              $  100,000       107,687
                                                                     -----------
                                                                         285,283
                                                                     -----------
TOTAL ASSET BACKED SECURITIES
   (cost $2,588,289)                                                   2,559,916
                                                                     -----------
SHORT TERM INVESTMENTS - 2.8%
State Street GA Money Market Fund                          159,509       159,509
T. Rowe Price Reserve Investment Fund                    2,506,344     2,506,344
                                                                     -----------
TOTAL SHORT TERM INVESTMENTS
   (cost $2,665,853)                                                   2,665,853
                                                                     -----------
TOTAL INVESTMENTS - 99.8%
   (cost $87,612,417)                                                 95,845,204
CASH AND OTHER ASSETS, LESS LIABILITIES - 0.2%                           169,709
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $96,014,913
                                                                     ===========

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

For federal income tax purposes the indentified cost of investments owned at September 30, 2005 was $88,387,953. For federal income tax purposes, the net unrealized appreciation on investments amounted to $7,457,251 which consisted of $10,164,851 of aggregate gross unrealized appreciation, and $2,707,600 of aggregate gross unrealized depreciation.

*    Non-income producing security

**   Passive Foreign Investment Company

ADR  (American Depositary Receipt)

LP   (Limited Partnership)

plc  (public limited company)


(1) Security is a 144A series. The total market value of 144A securities is $1,014,396 (cost $1,002,634), or 1.1% of total net assets.

(2) Security is a step bond. Rate indicated is rate effective at September 30, 2005.

(3) Variable rate security. Rate indicated is rate effective at September 30, 2005.

(4)  Securities represent a "when issued" investment.

(5)  Interest only security.

(6)  Security is a Pay-in-Kind

(7) Security is an illiquid security. The total market value of illiquid securities is $1,046,377 (cost $1,052,676), or 1.1% of total net assets

(8)  Security is a Private Placement

(9)  Security is segregated as collateral for 'when issued' investments.

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                            SERIES O (EQUITY INCOME)

                                                          PRINCIPAL
                                                          AMOUNT OR
                                                          NUMBER OF     MARKET
                                                            SHARES       VALUE
                                                          ---------   ----------
CONVERTIBLE BOND - 0.4%
COMMUNICATIONS - 0.4%
Lucent Technologies, Inc., 8.00% - 2031                    $895,000   $  924,088
                                                                      ----------
TOTAL CONVERTIBLE BOND
   (cost $651,094)                                                       924,088
                                                                      ----------
PREFERRED STOCK - 0.2%
LIFE & HEALTH INSURANCE - 0.2%
UnumProvident Corporation                                    20,500      661,125
                                                                      ----------
TOTAL PREFERRED STOCK
   (cost $512,500)                                                       661,125
                                                                      ----------
COMMON STOCKS - 94.4%
AEROSPACE & DEFENSE - 3.2%
Honeywell International, Inc.                                95,400    3,577,500
Lockheed Martin Corporation                                  39,800    2,429,392
Raytheon Company                                             56,400    2,144,328
                                                                      ----------
                                                                       8,151,220
                                                                      ----------
ALUMINUM - 0.6%
Alcoa, Inc.                                                  63,700    1,555,554
                                                                      ----------
ASSET MANAGEMENT & CUSTODY BANKS - 2.4%
Janus Capital Group, Inc.                                    28,600      413,270
Mellon Financial Corporation                                 80,900    2,586,373
Northern Trust Corporation                                   17,300      874,515
State Street Corporation                                     48,500    2,372,620
                                                                      ----------
                                                                       6,246,778
                                                                      ----------
AUTOMOBILE MANUFACTURERS - 0.2%
General Motors Corporation                                   16,100      492,821
                                                                      ----------
BIOTECHNOLOGY - 0.8%
MedImmune, Inc.*                                             58,500    1,968,525
                                                                      ----------
BREWERS - 1.2%
Anheuser-Busch Companies, Inc.                               72,100    3,103,184
                                                                      ----------
BROADCASTING & CABLE TV - 1.3%
Comcast Corporation*                                         94,692    2,782,051
EchoStar Communications Corporation*                         21,100      623,927
                                                                      ----------
                                                                       3,405,978
                                                                      ----------
COMMUNICATIONS EQUIPMENT - 2.0%
Cisco Systems, Inc.*                                         51,100      916,223
Lucent Technologies, Inc.*                                  145,100      471,575
Motorola, Inc.                                               98,000    2,164,820
Nokia Oyj ADR                                                99,700    1,685,927
                                                                      ----------
                                                                       5,238,545
                                                                      ----------
COMPUTER & ELECTRONICS RETAIL - 0.4%
RadioShack Corporation                                       43,100    1,068,880
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                            SERIES O (EQUITY INCOME)

                                                          NUMBER OF     MARKET
                                                            SHARES       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
COMPUTER HARDWARE - 2.4%
Hewlett-Packard Company                                     95,699    $2,794,411
International Business Machines Corporation                 41,500     3,329,130
                                                                      ----------
                                                                       6,123,541
                                                                      ----------
CONSTRUCTION & FARM MACHINERY - 0.8%
Deere & Company                                             34,900     2,135,880
                                                                      ----------
CONSTRUCTION MATERIALS - 0.6%
Vulcan Materials Company                                    20,100     1,491,621
                                                                      ----------
CONSUMER FINANCE - 0.6%
American Express Company                                    25,600     1,470,464
                                                                      ----------
DISTRIBUTORS - 0.6%
Genuine Parts Company                                       38,500     1,651,650
                                                                      ----------
DIVERSIFIED BANKS - 1.2%
Bank of America Corporation                                 44,688     1,881,365
Wells Fargo & Company                                       18,600     1,089,402
                                                                      ----------
                                                                       2,970,767
                                                                      ----------
DIVERSIFIED CHEMICALS - 1.1%
E.I. du Pont de Nemours & Company                           57,100     2,236,607
Hercules, Inc.*                                             54,700       668,434
                                                                      ----------
                                                                       2,905,041
                                                                      ----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
Cendant Corporation                                         47,500       980,400
                                                                      ----------
DIVERSIFIED METALS & MINING - 0.2%
Inco, Ltd.*                                                  8,600       407,210
                                                                      ----------
ELECTRIC UTILITIES - 2.2%
FirstEnergy Corporation                                     32,757     1,707,295
Progress Energy, Inc.                                       41,700     1,866,075
Teco Energy, Inc.                                           24,300       437,886
Xcel Energy, Inc.                                           83,700     1,641,357
                                                                      ----------
                                                                       5,652,613
                                                                      ----------
ELECTRICAL COMPONENTS & EQUIPMENT - 1.3%
Cooper Industries, Ltd.                                     29,888     2,066,456
Emerson Electric Company                                    12,600       904,680
Rockwell Automation, Inc.                                    6,200       327,980
                                                                      ----------
                                                                       3,299,116
                                                                      ----------
ELECTRONIC EQUIPMENT MANUFACTURERS - 0.3%
Agilent Technologies, Inc.*                                 19,700       645,175
                                                                      ----------
ENVIRONMENTAL & FACILITIES SERVICES - 0.8%
Waste Management, Inc.                                      69,922     2,000,468
                                                                      ----------
FOOD DISTRIBUTORS - 0.1%
Sysco Corporation                                            9,600       301,152
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                            SERIES O (EQUITY INCOME)

                                                         NUMBER OF      MARKET
                                                           SHARES       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
GAS UTILITIES - 1.1%
NiSource, Inc.                                            112,400    $ 2,725,700
                                                                     -----------
HEALTH CARE EQUIPMENT - 1.0%
Baxter International, Inc.                                 41,500      1,654,605
Boston Scientific Corporation*                             44,200      1,032,954
                                                                     -----------
                                                                       2,687,559
                                                                     -----------
HOME IMPROVEMENT RETAIL - 0.5%
Home Depot, Inc.                                           34,900      1,331,086
                                                                     -----------
HOUSEHOLD PRODUCTS - 1.9%
Colgate-Palmolive Company                                  58,800      3,104,052
Kimberly-Clark Corporation                                 30,800      1,833,524
                                                                     -----------
                                                                       4,937,576
                                                                     -----------
HOUSEWARES & SPECIALTIES - 1.5%
Fortune Brands, Inc.                                       21,000      1,707,930
Newell Rubbermaid, Inc.                                   100,300      2,271,795
                                                                     -----------
                                                                       3,979,725
                                                                     -----------
HYPERMARKETS & SUPERCENTERS - 1.2%
Wal-Mart Stores, Inc.                                      70,100      3,071,782
                                                                     -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.1%
Duke Energy Corporation                                    99,600      2,905,332
                                                                     -----------
INDUSTRIAL CONGLOMERATES - 2.6%
General Electric Company                                  187,800      6,323,226
Tyco International, Ltd.                                   16,200        451,170
                                                                     -----------
                                                                       6,774,396
                                                                     -----------
INDUSTRIAL MACHINERY - 0.9%
Eaton Corporation                                          12,900        819,795
Pall Corporation                                           58,400      1,606,000
                                                                     -----------
                                                                       2,425,795
                                                                     -----------
INSURANCE BROKERS - 1.7%
Marsh & McLennan Companies, Inc.                          146,400      4,449,096
                                                                     -----------
INTEGRATED OIL & GAS - 7.8%
Amerada Hess Corporation                                   24,300      3,341,250
BP plc ADR                                                 34,884      2,471,531
Chevron Corporation                                        78,432      5,076,903
Exxon Mobil Corporation                                    83,768      5,322,619
Royal Dutch Petroleum Company                              61,600      3,868,480
                                                                     -----------
                                                                      20,080,783
                                                                     -----------
INTEGRATED TELECOMMUNICATION SERVICES - 4.4%
AT&T Corporation                                           79,610      1,576,278
Qwest Communications International, Inc.*                 418,701      1,716,674
SBC Communications, Inc.                                   83,352      1,997,948
Sprint Nextel Corporation                                 112,000      2,663,360
Telus Corporation (Non-Voting Shares)                      15,600        635,544

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                            SERIES O (EQUITY INCOME)

                                                         NUMBER OF      MARKET
                                                           SHARES       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
INTEGRATED TELECOMMUNICATION SERVICES (CONTINUED)
Telus Corporation (Voting Shares)                          10,600    $   443,052
Verizon Communications, Inc.                               73,136      2,390,816
                                                                     -----------
                                                                      11,423,672
                                                                     -----------
INVESTMENT BANKING & BROKERAGE - 2.3%
Charles Schwab Corporation                                184,600      2,663,778
Morgan Stanley                                             61,200      3,301,128
                                                                     -----------
                                                                       5,964,906
                                                                     -----------
LEISURE PRODUCTS - 0.9%
Mattel, Inc.                                              133,000      2,218,440
                                                                     -----------
LIFE & HEALTH INSURANCE - 1.6%
Lincoln National Corporation                               39,324      2,045,635
UnumProvident Corporation                                  94,900      1,945,450
                                                                     -----------
                                                                       3,991,085
                                                                     -----------
MOVIES & ENTERTAINMENT - 3.5%
Time Warner, Inc.                                         191,500      3,468,065
Viacom, Inc. (Cl.B)                                       103,000      3,400,030
Walt Disney Company                                        91,400      2,205,482
                                                                     -----------
                                                                       9,073,577
                                                                     -----------
MULTI-LINE INSURANCE - 0.8%
American International Group, Inc.                         32,200      1,995,112
                                                                     -----------
OFFICE SERVICES & SUPPLIES - 0.8%
Avery Dennison Corporation                                 38,200      2,001,298
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES - 0.6%
Schlumberger, Ltd.                                         16,800      1,417,584
                                                                     -----------
OIL & GAS EXPLORATION & PRODUCTION - 0.8%
Anadarko Petroleum Corporation                             22,500      2,154,375
                                                                     -----------
OTHER DIVERSIFIED FINANCIAL SERVICES - 2.6%
Citigroup, Inc.                                            31,433      1,430,830
JP Morgan Chase & Company                                 152,662      5,179,822
                                                                     -----------
                                                                       6,610,652
                                                                     -----------
PACKAGED FOODS & MEATS - 2.3%
Campbell Soup Company                                      64,100      1,906,975
ConAgra Foods, Inc.                                        30,200        747,450
General Mills, Inc.                                        47,700      2,299,140
McCormick & Company, Inc.                                  25,200        822,276
Sara Lee Corporation                                       11,200        212,240
                                                                     -----------
                                                                       5,988,081
                                                                     -----------
PAPER PRODUCTS - 1.8%
International Paper Company                               114,820      3,421,636
MeadWestvaco Corporation                                   42,300      1,168,326
                                                                     -----------
                                                                       4,589,962
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                            SERIES O (EQUITY INCOME)

                                                         NUMBER OF      MARKET
                                                           SHARES       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
PERSONAL PRODUCTS - 0.5%
Avon Products, Inc.                                        51,800    $ 1,398,600
                                                                     -----------
PHARMACEUTICALS - 6.5%
Abbott Laboratories                                        36,300      1,539,120
Bristol-Myers Squibb Company                              122,600      2,949,756
Johnson & Johnson                                          50,200      3,176,656
Merck & Company, Inc.                                     113,600      3,091,056
Pfizer, Inc.                                               47,900      1,196,063
Schering-Plough Corporation                                85,100      1,791,355
Wyeth                                                      65,800      3,044,566
                                                                     -----------
                                                                      16,788,572
                                                                     -----------
PHOTOGRAPHIC PRODUCTS - 0.7%
Eastman Kodak Company                                      73,500      1,788,255
                                                                     -----------
PROPERTY & CASUALTY INSURANCE - 2.0%
Chubb Corporation                                          18,900      1,692,495
Safeco Corporation                                         22,100      1,179,698
St. Paul Travelers Companies, Inc.                         51,184      2,296,626
                                                                     -----------
                                                                       5,168,819
                                                                     -----------
PUBLISHING - 3.3%
Dow Jones & Company, Inc.                                  58,800      2,245,572
Knight-Ridder, Inc.                                        20,500      1,202,940
New York Times Company                                    101,800      3,028,550
Tribune Company                                            61,000      2,067,290
                                                                     -----------
                                                                       8,544,352
                                                                     -----------
RAILROADS - 2.1%
Norfolk Southern Corporation                               46,600      1,890,096
Union Pacific Corporation                                  47,200      3,384,240
                                                                     -----------
                                                                       5,274,336
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Simon Property Group, Inc.                                 16,336      1,210,824
                                                                     -----------
REGIONAL BANKS - 2.5%
Fifth Third Bancorp                                        57,300      2,104,629
Mercantile Bankshares Corporation                          18,500        996,780
National City Corporation                                  27,300        912,912
SunTrust Banks, Inc.                                       28,600      1,986,270
Wilmington Trust Corporation                                8,400        306,180
                                                                     -----------
                                                                       6,306,771
                                                                     -----------
RESTAURANTS - 0.6%
McDonald's Corporation                                     47,300      1,584,077
                                                                     -----------
SEMICONDUCTORS - 1.8%
Analog Devices, Inc.                                       44,800      1,663,872
Intel Corporation                                          54,500      1,343,425
Texas Instruments, Inc.                                    51,000      1,728,900
                                                                     -----------
                                                                       4,736,197
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                            SERIES O (EQUITY INCOME)

                                                       NUMBER OF       MARKET
                                                         SHARES        VALUE
                                                       ---------   -------------
COMMON STOCKS (CONTINUED)
SOFT DRINKS - 1.3%
Coca-Cola Company                                         74,800   $  3,230,612
                                                                   ------------
SPECIALTY CHEMICALS - 0.9%
Chemtura Corporation                                      39,900        495,558
International Flavors & Fragrances, Inc.                  48,100      1,714,284
                                                                   ------------
                                                                      2,209,842
                                                                   ------------
SYSTEMS SOFTWARE - 1.2%
Microsoft Corporation                                    124,400      3,200,812
                                                                   ------------
THRIFTS & MORTGAGE FINANCE - 0.5%
Fannie Mae                                                25,700      1,151,874
                                                                   ------------
TOBACCO - 0.5%
UST, Inc.                                                 29,400      1,230,684
                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICE - 1.1%
Alltel Corporation                                        41,400      2,695,554
                                                                   ------------
TOTAL COMMON STOCK
   (cost $220,366,770)                                              242,584,338
                                                                   ------------
FOREIGN STOCKS - 1.1%
IRELAND - 0.4%
Bank of Ireland                                           63,500        999,399
                                                                   ------------
JAPAN - 0.5%
Sony Corporation                                          38,400      1,261,789
                                                                   ------------
NETHERLANDS - 0.2%
Unilever N.V                                               8,300        589,830
                                                                   ------------
TOTAL FOREIGN STOCKS
   (cost $2,771,817)                                                  2,851,018
                                                                   ------------
TEMPORARY CASH INVESTMENTS - 4.0%
State Street General Account
   Money Market Fund                                     339,945        339,945
T. Rowe Price Reserve
   Investment Fund                                     9,970,096      9,970,096
                                                                   ------------
TOTAL TEMPORARY CASH INVESTMENTS
   (cost $10,310,041)                                                10,310,041
                                                                   ------------
TOTAL INVESTMENTS - 100.1%
   (cost $234,612,222)                                              257,330,610
LIABILITIES, LESS CASH & OTHER ASSETS - (0.1%)                         (365,603)
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $256,965,007
                                                                   ============

For federal income tax purposes the identified cost of investments owned at September 30, 2005 was $236,529,077. For federal income tax purposes, the net unrealized appreciation on investments amounted to $20,801,533, which consisted of $38,318,911 of aggregate gross unrealized appreciation and $17,517,378 of aggregate gross unrealized depreciation.

ADR (American Depositary Receipt)

plc (public limited company)

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                            SERIES O (EQUITY INCOME)

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                              SERIES P (HIGH YIELD)

                                                          PRINCIPAL
                                                          AMOUNT OR
                                                            NUMBER      MARKET
                                                          OF SHARES      VALUE
                                                          ---------   ----------
CONVERTIBLE BONDS - 4.4%
AUTOMOTIVE - 0.9%
Sonic Automotive, Inc., 5.25% - 2009                       $650,000   $  636,187
                                                                      ----------
CONSTRUCTION MACHINERY - 1.4%
United Rentals, Inc., 1.875% - 2023
                                                           $925,000      979,344
                                                                      ----------
MEDIA-CABLE - 1.0%
Mediacom Communications Corporation, 5.25% - 2006          $675,000      671,625
                                                                      ----------
TELECOMMUNICATIONS-WIRELESS - 1.1%
Nextel Communications, Inc., 5.25% - 2010                  $750,000      755,625
                                                                      ----------
TOTAL CONVERTIBLE BONDS (cost $2,846,817)                              3,042,781
                                                                      ----------
PREFERRED STOCK - 0.0%
STEEL - 0.0%
Weirton Steel Corporation (Cl.C) (3, 6)                         315           --
                                                                      ----------
TOTAL PREFERRED STOCK (cost $264)                                             --
                                                                      ----------
COMMON STOCK - 0.5%
BROADCASTING & CABLE TV - 0.0%
Classic Holdco, LLC*(3, 6)                                       79           --
                                                                      ----------
ELECTRONIC MANUFACTURING SERVICES - 0.0%
Viasystems Group, Inc.*(3, 6)                                 1,207           --
                                                                      ----------
HEALTH CARE EQUIPMENT - 0.0%
Mediq, Inc.*, 3, 6                                               92           --
                                                                      ----------
HOUSEHOLD PRODUCTS - 0.0%
WKI Holding Company, Inc.*, (3, 6)                              202           --
                                                                      ----------
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Bimini Mortgage Management, Inc.
                                                             30,450      344,085
                                                                      ----------
TOTAL COMMON STOCK (cost $566,600)                                       344,085
                                                                      ----------
FOREIGN BONDS - 1.6%
CHILE - 0.2%
Republic of Chile:
   5.625% - 2007                                           $100,000      101,650
   7.125% - 2012                                           $ 25,000       28,145
                                                                      ----------
                                                                         129,795
                                                                      ----------
MEXICO - 0.5%
United Mexican States:
   8.375% - 2011                                           $ 85,000       97,750
   7.50% - 2012                                            $200,000      224,400
                                                                      ----------
                                                                         322,150
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                              SERIES P (HIGH YIELD)

                                                          PRINCIPAL     MARKET
                                                            AMOUNT       VALUE
                                                          ---------   ----------
FOREIGN BONDS (CONTINUED)
PERU - 0.2%
Republic of Peru, 5.00% - 2017(2)
                                                           $112,700   $  109,319
                                                                      ----------
PHILIPPINES - 0.1%
Republic of Philippines, 8.375% - 2009                       30,000       31,762
                                                                      ----------
RUSSIA - 0.3%
Russia Finance Ministry, 3.00% - 2011                        80,000       71,208
Russian Federation:
   10.00% - 2007                                            100,000      108,820
   8.25% - 2010(5)                                           36,500       39,397
                                                                      ----------
                                                                         219,425
                                                                      ----------
SOUTH AFRICA - 0.2%
Republic of South Africa:
   9.125% - 2009                                             95,000      108,063
   7.375% - 2012                                             35,000       39,375
                                                                      ----------
                                                                         147,438
                                                                      ----------
TUNISIA - 0.1%
Banque Centrale de Tunisie, 7.375% - 2012                    80,000       90,400
                                                                      ----------
UKRAINE - 0.0%
Ukraine Government, 11.00% - 2007                            21,002       22,199
                                                                      ----------
TOTAL FOREIGN BONDS (cost $929,439)                                    1,072,488
                                                                      ----------
CORPORATE BONDS - 89.9%
AEROSPACE & DEFENSE - 3.1%
Esterline Technologies Corporation, 7.75% - 2013            610,000      643,550
L-3 Communications Corporation, 7.625% - 2012               100,000      105,000
Sequa Corporation:
   8.875% - 2008                                            280,000      291,200
   9.00% - 2009                                             200,000      212,000
Vought Aircraft Industries, Inc., 8.00% - 2011              900,000      855,000
                                                                      ----------
                                                                       2,106,750
                                                                      ----------
AIRLINES - 1.1%
American Commercial Lines, Inc., 9.50% - 2015               225,000      243,000
Delta Air Lines, Inc., 7.90% - 2009                          75,000       13,500
Northwest Airlines, Inc., 9.875% - 2007(4, 6)                10,000        2,875
Pegasus Aviation Lease Securitization, 8.42% -
   2030(3, 6)                                               489,231           --
United Air Lines, Inc., 7.73% - 2010                        499,617      477,415
                                                                      ----------
                                                                         736,790
                                                                      ----------
AUTOMOTIVE - 3.9%
Allied Holdings, Inc., 8.625% - 2007(4, 6)                  655,000      353,700
Briggs & Stratton Corporation, 8.875% - 2011                350,000      400,750
Dura Operating Corporation, 8.625% - 2012                    10,000        8,900
Group 1 Automotive, Inc., 8.25% - 2013                      400,000      392,000
Sonic Automotive, Inc., 8.625% - 2013                       600,000      594,000

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                              SERIES P (HIGH YIELD)

                                                          PRINCIPAL     MARKET
                                                            AMOUNT       VALUE
                                                          ---------   ----------
CORPORATE BONDS (CONTINUED)
AUTOMOTIVE (CONTINUED)
TRW Automotive, Inc., 9.375% - 2013                        $312,000   $  338,520
United Rentals NA, Inc., 7.00% - 2014                       625,000      579,688
                                                                      ----------
                                                                       2,667,558
                                                                      ----------
BANKING - 2.9%
Cardtronics, Inc., 9.25% - 2013(5)                          900,000      920,250
Doral Financial Corporation, 4.45% - 2007(1)                625,000      586,673
E*Trade Financial Corporation, 8.00% - 2011                 300,000      309,750
FCB/NC Capital Trust I, 8.05% - 2028                         75,000       79,818
Popular North America, Inc., 6.125% - 2006                   60,000       60,630
Western Financial Bank, 9.625% - 2012                         5,000        5,725
                                                                      ----------
                                                                       1,962,846
                                                                      ----------
BUILDING MATERIALS - 2.1%
Building Materials Corporation:
   8.00% - 2007                                             550,000      566,500
   8.00% - 2008                                             825,000      837,375
                                                                      ----------
                                                                       1,403,875
                                                                      ----------
CHEMICALS - 1.2%
IMC Global, Inc., 11.25% - 2011                               5,000        5,500
ISP Holdings, Inc., 10.625% - 2009                          800,000      846,000
Methanex Corporation, 8.75% - 2012                            5,000        5,706
                                                                      ----------
                                                                         857,206
                                                                      ----------
CONSTRUCTION MACHINERY - 1.8%
Case New Holland, 9.25% - 2011                              650,000      687,375
Navistar International Corporation:
   9.375% - 2006                                             45,000       45,900
   6.25% - 2012                                             525,000      498,750
NMHG Holding Company, 10.00% - 2009                           5,000        5,350
                                                                      ----------
                                                                       1,237,375
                                                                      ----------
CONSUMER PRODUCTS - 0.9%
Del Laboratories, Inc., 8.00% - 2012                        575,000      472,938
Hasbro, Inc., 6.15% - 2008                                   56,000       57,815
Icon Health & Fitness, 11.25% - 2012                         25,000       19,875
WH Holdings/ WH Capital, 9.50% - 2011                        60,000       64,650
                                                                      ----------
                                                                         615,278
                                                                      ----------
DIVERSIFIED MANUFACTURING - 1.4%
Bombardier, Inc., 6.75% - 2012(5)                           950,000      885,875
Numatics, Inc., 9.625% - 2008                                50,000       50,802
                                                                      ----------
                                                                         936,677
                                                                      ----------
ELECTRIC - 3.7%
AES Corporation, 9.50% - 2009                               750,000      817,500
Avista Corporation, 9.75% - 2008                             50,000       55,259
CMS Energy Corporation:
   9.875% - 2007                                             10,000       10,875
   7.50% - 2009                                             610,000      638,975

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                              SERIES P (HIGH YIELD)

                                                          PRINCIPAL     MARKET
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)
ELECTRIC (CONTINUED)
East Coast Power LLC:
   6.737% - 2008                                         $   36,645   $   37,237
   7.066% - 2012                                             84,520       88,320
Edison Mission Energy, 10.00% - 2008                        550,000      609,125
Texas Genco LLC, 6.875% - 2014(5)                           175,000      178,063
UCAR Finance, Inc., 10.25% - 2012                            15,000       16,088
Western Resources, Inc., 7.125% - 2009                       90,000       95,466
                                                                      ----------
                                                                       2,546,908
                                                                      ----------
ENERGY - INDEPENDENT - 3.7%
Clayton William Energy, 7.75% - 2013(5)                     325,000      317,687
El Paso Production Holding Company, 7.75% - 2013            250,000      261,250
Forest Oil Corporation, 8.00% - 2008                         15,000       15,919
Houston Exploration Company, 7.00% - 2013                   450,000      459,000
Magnum Hunter Resources, Inc., 9.60% - 2012                 793,000      860,405
Plains E&P Company, 8.75% - 2012                             40,000       43,200
Range Resources Corporation, 7.375% - 2013                   75,000       79,500
TransMontaigne, Inc., 9.125% - 2010                         500,000      525,000
                                                                      ----------
                                                                       2,561,961
                                                                      ----------
ENERGY - INTEGRATED - 1.4%
Petrobras International Finance Company:
   9.00% - 2008(2)                                          425,000      490,875
   9.125% - 2013                                            425,000      495,125
                                                                      ----------
                                                                         986,000
                                                                      ----------
ENTERTAINMENT - 3.3%
Blockbuster, Inc., 9.50% - 2012(2, 5)                     1,000,000      825,000
Cinemark USA, Inc., 9.00% - 2013                            400,000      413,000
Marquee Holdings, Inc., 0.00% - 2014(2)                   1,750,000    1,050,000
                                                                      ----------
                                                                       2,288,000
                                                                      ----------
ENVIRONMENTAL - 1.2%
Allied Waste North America:
   8.50% - 2008                                              20,000       20,850
   8.875% - 2008                                            385,000      401,362
Casella Waste Systems, Inc., 9.75% - 2013                   400,000      432,000
                                                                      ----------
                                                                         854,212
                                                                      ----------
FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 1.4%
AMR Real Estate Partners, 8.125% - 2012                     550,000      577,500
American Real Estate Partners, 7.125% - 2013(5)             400,000      400,000
                                                                      ----------
                                                                         977,500
                                                                      ----------
FOOD & BEVERAGE - 4.3%
Bear Creek Corporation, 9.00% - 2013(5)                     250,000      258,750
Canandaigua Brands, Inc., 8.625% - 2006                     200,000      205,000
Dean Foods Company, 8.15% - 2007                            350,000      364,875
Dole Foods Company, Inc.:
   7.25% - 2010                                             400,000      398,000
   8.875% - 2011                                            200,000      207,500

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                              SERIES P (HIGH YIELD)

                                                          PRINCIPAL     MARKET
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)
FOOD & BEVERAGE (CONTINUED)
Land O' Lakes, Inc., 8.75% - 2011                        $1,025,000   $1,073,688
Merisant Company, 9.50% - 2013(5)                           625,000      425,000
                                                                      ----------
                                                                       2,932,813
                                                                      ----------
GAMING - 2.9%
American Casino & Entertainment, 7.85% - 2012               300,000      309,375
MGM Mirage, Inc.:
   8.50% - 2010                                              15,000       16,313
   8.375% - 2011                                             55,000       59,125
   6.75% - 2012                                             625,000      635,156
Mandalay Resort Group:
   10.25% - 2007                                             45,000       48,375
   6.50% - 2009                                             300,000      301,500
Park Place Entertainment, 7.875% - 2005                     300,000      301,875
Station Casinos, Inc., 6.00% - 2012                         300,000      299,625
                                                                      ----------
                                                                       1,971,344
                                                                      ----------
HEALTH CARE - 4.1%
Coventry Health Care, Inc., 6.125% - 2015                   575,000      589,375
HCA, Inc., 6.375% - 2015                                    300,000      296,805
Healthsouth Corporation, 8.50% - 2008                       775,000      755,625
Johnsondiversey, Inc., 9.625% - 2012                          5,000        4,988
Radiologix, Inc., 10.50% - 2008                              45,000       47,925
U.S. Oncology Holding, Inc., 9.264% - 2015(1, 5)          1,150,000    1,126,747
                                                                      ----------
                                                                       2,821,465
                                                                      ----------
HOME CONSTRUCTION - 0.4%
KB Home, 9.50% - 2011                                        35,000       37,045
Stanley-Martin, 9.75% - 2015(5)                             250,000      244,375
                                                                      ----------
                                                                         281,420
                                                                      ----------
INDUSTRIAL - OTHER - 4.9%
Anixter International, Inc., 5.95% - 2015                   250,000      242,672
Coleman Cable, Inc., 9.875% - 2012                          150,000      132,187
Corrections Corporation of America, 7.50% - 2011            200,000      206,250
Iron Mountain, Inc.:
   8.25% - 2011                                             800,000      812,000
   7.75% - 2015                                             475,000      482,125
USEC, Inc., 6.625% - 2006                                 1,511,000    1,503,445
                                                                      ----------
                                                                       3,378,679
                                                                      ----------
INSURANCE - LIFE - 0.4%
Genamerica Capital, Inc., 8.525% - 2027(5)                  175,000      191,397
Torchmark Corporation, 6.25% - 2006                          75,000       76,172
                                                                      ----------
                                                                         267,569
                                                                      ----------
INSURANCE - PROPERTY & CASUALTY - 2.3%
Fairfax Financial Holdings, 7.75% - 2012                  1,675,000    1,608,000
                                                                      ----------
LODGING - 0.9%
Starwood Hotels & Resorts, 7.375% - 2007(2)                 600,000      618,750
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                              SERIES P (HIGH YIELD)

                                                          PRINCIPAL     MARKET
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)
MEDIA - CABLE - 2.0%
CSC Holdings, Inc.:
   7.25% - 2008                                          $  375,000   $  376,406
   8.125% - 2009                                             10,000       10,075
   8.125% - 2009                                             25,000       25,187
   6.75% - 20125                                            325,000      307,125
FrontierVision Holdings, 11.875% - 2007(4, 6)                20,000       25,600
Jones Intercable, Inc., 7.625% - 2008                       200,000      212,371
Shaw Communications, Inc., 7.25% - 2011                     375,000      396,094
                                                                      ----------
                                                                       1,352,858
                                                                      ----------
MEDIA - NONCABLE - 4.1%
Corus Entertainment, Inc., 8.75% - 2012                      30,000       32,137
EchoStar DBS Corporation, 9.125% - 2009                      10,000       10,525
Fisher Communications, Inc., 8.625% - 2014                  250,000      266,875
Intelsat, Ltd., 7.625% - 2012                             1,875,000    1,570,313
RH Donnelley Finance Corporation:
   8.875% - 2010                                            550,000      589,875
   10.875% - 2012                                           125,000      140,313
Time Warner, Inc., 9.125% - 2013                             30,000       36,631
USA Networks, Inc., 6.75% - 2005                            175,000      175,369
                                                                      ----------
                                                                       2,822,038
                                                                      ----------
METALS & MINING - 4.5%
AK Steel Corporation, 7.875% - 2009                       1,495,000    1,450,150
Arch Western Finance, 6.75% - 2013                          200,000      204,000
Asarco, Inc., 7.875% - 2013(4, 6)                           200,000      116,000
Asia Aluminum Holdings, 8.00% - 2011(5)                     800,000      805,000
Bulong Operations, 12.50% - 2008(3, 4, 6)                   185,000           --
National Steel Corporation, 9.875% - 2009(3, 4, 6)           15,915           --
Noble Group, Ltd., 6.625% - 2015(5)                         550,000      507,735
Steel Dynamics, Inc., 9.50% - 2009                            5,000        5,313
                                                                      ----------
                                                                       3,088,198
                                                                      ----------
OIL FIELD SERVICES - 3.7%
Key Energy Services, Inc., 8.375% - 2008                    800,000      825,000
Parker Drilling Company, 8.62% - 2010(1)                    675,000      695,250
Pemex Project Funding Master Trust:
   8.50% - 2008                                              30,000       32,400
   7.875% - 2009                                             35,000       37,887
   9.125% - 2010                                             40,000       46,800
Petroleum Geo-Services:
   8.00% - 2006                                             105,000      106,155
   10.00% - 2010                                            700,000      784,000
                                                                      ----------
                                                                       2,527,492
                                                                      ----------
PACKAGING - 2.4%
Ball Corporation, 6.875% - 2012                             250,000      255,000
Owens-Brockway Glass Containers, 7.75% - 2011               200,000      208,000

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                              SERIES P (HIGH YIELD)

                                                          PRINCIPAL     MARKET
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)
PACKAGEING (CONTINUED)
Owens-Illinois, Inc.:
   8.10% - 2007                                          $  575,000   $  589,375
   7.50% - 2010                                              30,000       30,450
Solo Cup Company, 8.50% - 2014                              625,000      553,125
                                                                      ----------
                                                                       1,635,950
                                                                      ----------
PAPER - 1.4%
Appleton Papers, Inc., 8.125% - 2011                        300,000      294,000
Longview Fibre Company, 10.00% - 2009                        10,000       10,550
Sino-Forest Corporation, 9.125% - 2011(5)                   625,000      675,000
                                                                      ----------
                                                                         979,550
                                                                      ----------
PHARMACEUTICALS - 0.9%
Elan Financial Corporation, 7.75% - 2011(5)                 700,000      616,000
                                                                      ----------
PIPELINES - 1.6%
Sonat, Inc., 7.625% - 2011                                1,050,000    1,065,750
                                                                      ----------
REAL ESTATE INVESTMENT TRUSTS - 0.8%
iStar Financial, Inc., 7.00% - 2008                         500,000      521,609
                                                                      ----------
REFINING - 0.7%
Citgo Petroleum Corporation, 6.00% - 2011                   150,000      150,000
Frontier Oil Corporation, 6.625% - 2011                     300,000      309,375
                                                                      ----------
                                                                         459,375
                                                                      ----------
RESTAURANTS - 0.4%
Tricon Global Restaurants, 8.50% - 2006                     290,000      295,933
                                                                      ----------
RETAILERS - 0.1%
Ames Department Stores, Inc., 10.00% - 2006(3, 4, 6)        300,000           --
JC Penney Company, Inc., 7.375% - 2008                       40,000       42,300
PCA Finance Corporation, 11.875% - 2009                      30,000        7,875
                                                                      ----------
                                                                          50,175
                                                                      ----------
SERVICES - 1.3%
American Eco Corporation, 9.625% - 2008 (*3, 4, 6)         200,000           --
Mail-Well Corporation, 9.625% - 2012                         10,000       10,725
MasTec, Inc., 7.75% - 2008                                  900,000      900,000
                                                                      ----------
                                                                         910,725
                                                                      ----------
SUPERMARKETS - 0.5%
Fleming Companies, Inc., 9.875% - 2012(3, 4, 6)             400,000           --
Roundy's, Inc., 8.875% - 2012                               300,000      331,500
                                                                      ----------
                                                                         331,500
                                                                      ----------
TECHNOLOGY - 2.0%
Hewlett-Packard Company, 5.75% - 2006                       110,000      111,522
Telecordia Technologies, 10.00% - 2013(5)                   500,000      472,500
Worldspan LP/WS Fin Corporation, 10.04% - 2011(1, 5)        900,000      792,000
                                                                      ----------
                                                                       1,376,022
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                              SERIES P (HIGH YIELD)

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS - WIRELESS - 3.4%
iPCS, Inc., 11.50% - 2012                               $  500,000   $   577,500
Rural Cellular Corporation, 9.75% - 2010                 1,175,000     1,186,750
Ubiquitel Operating Company, 9.875% - 2011                 500,000       555,000
                                                                     -----------
                                                                       2,319,250
                                                                     -----------
TELECOMMUNICATIONS - WIRELINES - 4.0%
Exodus Communications, Inc., 11.625% - 2010(3, 4, 6)       344,194            --
LCI International, Inc., 7.25% - 2007                    2,675,000     2,608,125
Qwest Corporation, 7.875% - 2011                           150,000       156,375
Telecommunications Technique, 9.75% - 2008(3, 4, 6)         30,000            --
                                                                     -----------
                                                                       2,764,500
                                                                     -----------
TEXTILE - 0.4%
Invista, 9.25% - 2012(5)                                   250,000       271,875
                                                                     -----------
TRANSPORTATION SERVICES - 2.4%
Greenbrier Companies, Inc., 8.375% - 2015                  700,000       728,000
Overseas Shipholding Group, Inc., 8.25% - 2013             400,000       430,000
Stena AB, 9.625% - 2012                                    425,000       461,125
Teekay Shipping Corporation, 8.32% - 2008                   11,000        11,124
                                                                     -----------
                                                                       1,630,249
                                                                     -----------
TOTAL CORPORATE BONDS (cost $62,465,023)                              61,638,025
                                                                     -----------
REPURCHASE AGREEMENT - 1.9%
United Missouri Bank, 3.42%, dated 09-30-05,
   matures 10-03-05; repurchase amount
   of $1,291,368 (Collateralized by
   U.S. Treasury Note, 4.625%,
   05-15-06 with a value of $1,317,172)                  1,291,000     1,291,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENT (cost $1,291,000)                           1,291,000
                                                                     -----------
TOTAL INVESTMENTS - 98.3% (cost $68,099,143)                          67,388,379
CASH & OTHER ASSETS, LESS LIABILITIES - 1.7%                           1,144,685
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $68,533,064
                                                                     ===========

For federal income tax purposes the identified cost of investments owned at September 30, 2005 was $67,459,138. For federal income tax purposes, the net unrealized depreciation on investments amounted to $70,759, which consisted of $3,071,101 of aggregate gross unrealized appreciation and $3,141,860 of aggregate gross unrealized depreciation.

*    Non-income producing security

(1)  Variable rate security. Rate indicated is rate effective at September 30,
     2005

(2) Security is a step bond. Rate indicated is rate effective at September 30, 2005

(3) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $0, or 0.0% of total net assets.

(4)  Security is in default

(5) Security is a 144A series. The total market value of 144A securities is $10,259,776 (cost $10,454,653), or 15.0% of total net assets.

(6) Security is illiquid. The total market value of illiquid securities is $498,175 (cost $2,512,830), or 0.7% or total net assets.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                              SERIES P (HIGH YIELD)

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                           SERIES Q (SMALL CAP VALUE)

                                                            NUMBER      MARKET
                                                          OF SHARES      VALUE
                                                          ---------   ----------
COMMON STOCKS - 88.3%
ADVERTISING - 1.1%
R.H. Donnelley Corporation*(1)                               23,300   $1,473,958
                                                                      ----------
AEROSPACE & DEFENSE - 0.6%
Armor Holdings, Inc.*(1)                                     19,400      834,394
                                                                      ----------
AIR FREIGHT & LOGISTICS - 0.6%
EGL, Inc.*(1)                                                31,500      855,225
                                                                      ----------
AIRLINES - 0.9%
Lan Airlines S.A. ADR                                        38,800    1,204,352
                                                                      ----------
APPAREL RETAIL - 1.2%
Bakers Footwear Group, Inc.*                                 11,600      174,000
Foot Locker, Inc.(1)                                         28,965      635,492
Payless ShoeSource, Inc.*                                    14,200      247,080
Too, Inc.*                                                   19,800      543,114
                                                                      ----------
                                                                       1,599,686
                                                                      ----------
APPLICATION SOFTWARE - 0.6%
Evans & Sutherland Computer Corporation*                     51,500      306,940
JDA Software Group, Inc.*(1)                                 35,570      539,953
                                                                      ----------
                                                                         846,893
                                                                      ----------
AUTOMOBILE MANUFACTURERS - 0.6%
Fleetwood Enterprises, Inc.*(1)                              69,800      858,540
                                                                      ----------
BIOTECHNOLOGY - 2.2%
Applera Corporation - Applied Biosystems Group(1)            37,400      869,176
CV Therapeutics, Inc.*(1)                                    40,400    1,080,700
Covalent Group, Inc.*                                        60,400      155,832
OraSure Technologies, Inc.*(1)                               96,740      912,258
                                                                      ----------
                                                                       3,017,966
                                                                      ----------
BROADCASTING & CABLE TV - 0.3%
Discovery Holding Company*                                   30,300      437,532
                                                                      ----------
BUILDING PRODUCTS - 1.4%
Royal Group Technologies, Ltd.*                             121,000    1,216,050
York International Corporation(1)                            12,200      684,054
                                                                      ----------
                                                                       1,900,104
                                                                      ----------
COMMODITY CHEMICALS - 0.6%
Calgon Carbon Corporation                                   101,750      803,825
                                                                      ----------
COMMUNICATIONS EQUIPMENT - 0.3%
ADC Telecommunications, Inc.*                                    --            7
C-COR, Inc.*                                                 38,200      257,850
Nortel Networks Corporation*                                 45,100      147,026
                                                                      ----------
                                                                         404,883
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                           SERIES Q (SMALL CAP VALUE)

                                                            NUMBER      MARKET
                                                          OF SHARES      VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
COMPUTER HARDWARE - 0.1%
Cray, Inc.*                                                 196,860   $  181,111
                                                                      ----------
COMPUTER STORAGE & PERIPHERALS - 0.5%
QLogic Corporation*                                          18,300      625,860
                                                                      ----------
CONSTRUCTION & ENGINEERING - 3.2%
Chicago Bridge & Iron Company N.V.(1)                       121,900    3,789,871
Matrix Service Company*(1)                                   77,912      627,192
                                                                      ----------
                                                                       4,417,063
                                                                      ----------
CONSTRUCTION MATERIALS - 0.3%
Headwaters, Inc.*(1)                                          3,300      123,420
U.S. Concrete, Inc.*                                         37,110      286,118
                                                                      ----------
                                                                         409,538
                                                                      ----------
DATA PROCESSING & OUTSOURCED SERVICES - 0.8%
Lightbridge, Inc.*                                          129,200    1,043,936
                                                                      ----------
DISTRIBUTORS - 0.4%
Prestige Brands Holdings, Inc.*                              45,490      560,437
                                                                      ----------
DIVERSIFIED CHEMICALS - 0.1%
Ashland, Inc.(1)                                              3,200      176,768
                                                                      ----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
Geo Group, Inc.*                                             47,970    1,271,205
Healthcare Services Group, Inc.                              34,012      654,731
                                                                      ----------
                                                                       1,925,936
                                                                      ----------
DIVERSIFIED METALS & MINING - 1.6%
Apex Silver Mines, Ltd.*(1)                                 141,900    2,229,249
                                                                      ----------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
Encore Wire Corporation*                                     37,350      607,311
                                                                      ----------
ELECTRONIC EQUIPMENT MANUFACTURERS - 2.3%
Coherent, Inc.*(1)                                           11,100      325,008
Newport Corporation*                                         15,200      211,736
OSI Systems, Inc.*(1)                                        41,500      655,700
Richardson Electronics, Ltd.                                 38,800      293,328
Symbol Technologies, Inc.(1)                                127,800    1,237,104
Vishay Intertechnology, Inc.*                                33,100      395,545
                                                                      ----------
                                                                       3,118,421
                                                                      ----------
ELECTRONIC MANUFACTURING SERVICES - 0.7%
Celestica, Inc.*                                             85,700      969,267
                                                                      ----------
ENVIRONMENTAL & FACILITIES SERVICES - 1.8%
ABM Industries, Inc.                                         47,000      978,070
Layne Christensen Company*                                   63,200    1,488,360
                                                                      ----------
                                                                       2,466,430
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                           SERIES Q (SMALL CAP VALUE)

                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
GOLD - 7.4%
Glamis Gold, Ltd.*(1)                                      142,400   $ 3,147,040
Goldcorp, Inc.(1)                                           98,600     1,975,944
Harmony Gold Mining Company, Ltd. ADR*                     128,900     1,410,166
Meridian Gold, Inc.*(1)                                     66,500     1,457,015
Randgold Resources, Ltd. ADR*(1)                           136,800     2,150,496
                                                                     -----------
                                                                      10,140,661
                                                                     -----------
HEALTH CARE EQUIPMENT - 0.2%
Allied Healthcare Products, Inc.*                           54,000       287,820
                                                                     -----------
HEALTH CARE FACILITIES - 2.3%
Beverly Enterprises, Inc.*                                 185,500     2,272,375
Manor Care, Inc.(1)                                         24,350       935,284
                                                                     -----------
                                                                       3,207,659
                                                                     -----------
HEALTH CARE SERVICES - 2.4%
Cross Country Healthcare, Inc.*                             28,885       536,106
Gentiva Health Services, Inc.*(1)                           53,650       972,138
IDX Systems Corporation*(1)                                 36,200     1,563,116
Omnicare, Inc.(1)                                            3,000       168,690
                                                                     -----------
                                                                       3,240,050
                                                                     -----------
HUMAN RESOURCE & EMPLOYMENT SERVICES - 1.2%
CDI Corporation                                             12,900       381,066
Kforce, Inc.*                                              104,800     1,079,440
Watson Wyatt & Company Holdings                              4,600       123,970
                                                                     -----------
                                                                       1,584,476
                                                                     -----------
INDUSTRIAL MACHINERY - 2.0%
Robbins & Myers, Inc.                                       15,500       348,440
Unova, Inc.*(1)                                             68,500     2,396,130
                                                                     -----------
                                                                       2,744,570
                                                                     -----------
INTEGRATED TELECOMMUNICATION SERVICES - 0.5%
Cincinnati Bell, Inc.*                                     160,500       707,805
                                                                     -----------
INTERNET RETAIL - 0.0%
Stamps.com, Inc.*(1)                                         2,200        37,862
                                                                     -----------
INTERNET SOFTWARE & SERVICES - 1.0%
EarthLink, Inc.*(1)                                         62,110       664,577
Net2Phone, Inc.*                                            81,500       142,625
Vignette Corporation*                                       35,880       570,851
                                                                     -----------
                                                                       1,378,053
                                                                     -----------
IT CONSULTING & OTHER SERVICES - 1.0%
MPS Group, Inc.*                                            76,275       900,045
Tier Technologies, Inc. (Cl.B)*                             46,925       405,901
                                                                     -----------
                                                                       1,305,946
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                           SERIES Q (SMALL CAP VALUE)

                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
METAL & GLASS CONTAINERS - 0.9%
Constar International, Inc.*                                44,500   $    89,890
Intertape Polymer Group, Inc.*                             159,400     1,139,710
                                                                     -----------
                                                                       1,229,600
                                                                     -----------
OIL & GAS DRILLING - 3.6%
Grey Wolf, Inc.*                                            87,600       738,468
Helmerich & Payne, Inc.(1)                                  19,300     1,165,527
Parker Drilling Company*                                    61,600       571,032
Pride International, Inc.*(1)                               52,916     1,508,635
Transocean, Inc.*(1)                                        15,400       944,174
                                                                     -----------
                                                                       4,927,836
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES - 12.2%
BJ Services Company(1)                                      25,000       899,750
Global Industries, Ltd.*(1)                                431,800     6,364,732
Hydril*(1)                                                   4,000       274,560
Input/Output, Inc.*                                         99,850       796,803
Key Energy Services, Inc.*                                 175,750     2,604,615
Newpark Resources, Inc.*                                   192,650     1,622,113
Oceaneering International, Inc.*(1)                         30,100     1,607,641
Petroleum Helicopters, Inc. (Non-Voting)*                   31,370       973,097
Petroleum Helicopters, Inc. (Voting)*                        5,900       195,491
Smith International, Inc.(1)                                16,000       532,960
Willbros Group, Inc.*                                       57,600       912,960
                                                                     -----------
                                                                      16,784,722
                                                                     -----------
OIL & GAS EXPLORATION & PRODUCTION - 12.3%
Forest Oil Corporation*(1)                                  43,300     2,255,930
McMoRan Exploration Company*                                84,985     1,652,108
Newfield Exploration Company*(1)                            17,500       859,250
Noble Energy, Inc.(1)                                       35,400     1,660,260
PetroQuest Energy, Inc.*(1)                                 54,100       564,804
Petrowawk Energy Corporation*                               64,700       932,327
Pioneer Natural Resources Company(1)                        16,900       928,148
Range Resources Corporation(1)                             165,845     6,403,275
Remington Oil & Gas Corporation*                            23,500       975,250
Stone Energy Corporation*(1)                                 6,000       366,240
Toreador Resources Corporation*(1)                          10,000       354,000
                                                                     -----------
                                                                      16,951,592
                                                                     -----------
OIL & GAS STORAGE & TRANSPORTATION - 0.0%
El Paso Corporation                                          2,100        29,190
                                                                     -----------
PACKAGED FOODS & MEATS - 1.1%
Del Monte Foods Company*                                   141,660     1,520,012
                                                                     -----------
PAPER PACKAGING - 0.3%
Chesapeake Corporation                                      20,700       380,673
                                                                     -----------
PAPER PRODUCTS - 0.8%
Wausau Paper Corporation                                    90,600     1,133,406
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                           SERIES Q (SMALL CAP VALUE)

                                                            NUMBER      MARKET
                                                          OF SHARES      VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
PHARMACEUTICALS - 0.2%
Discovery Partners International*                            96,400   $  310,408
                                                                      ----------
PROPERTY & CASUALTY INSURANCE - 2.7%
Argonaut Group, Inc.*                                        42,400    1,145,224
Donegal Group, Inc.                                          11,339      246,056
EMC Insurance Group, Inc.                                     9,200      166,060
Endurance Specialty Holdings, Ltd.(1)                        22,300      760,653
Mercury General Corporation                                  22,700    1,361,773
                                                                      ----------
                                                                       3,679,766
                                                                      ----------
REAL ESTATE INVESTMENT TRUSTS - 0.6%
American Financial Realty Trust                              35,400      502,680
Government Properties Trust, Inc.                            29,700      291,060
                                                                      ----------
                                                                         793,740
                                                                      ----------
REGIONAL BANKS - 0.5%
Colonial BancGroup, Inc.                                     31,500      705,600
                                                                      ----------
REINSURANCE - 0.6%
Montpelier Re Holdings, Ltd.                                 22,550      560,367
PXRE Group, Ltd.                                             23,800      320,348
                                                                      ----------
                                                                         880,715
                                                                      ----------
SEMICONDUCTOR EQUIPMENT - 0.5%
Credence Systems Corporation*                                83,600      667,128
Kulicke & Soffa Industries, Inc.*                             9,600       69,600
                                                                      ----------
                                                                         736,728
                                                                      ----------
SEMICONDUCTORS - 0.6%
Stats ChipPAC, Ltd. ADR*                                    109,233      685,983
TriQuint Semiconductor, Inc.*                                49,100      172,832
                                                                      ----------
                                                                         858,815
                                                                      ----------
SPECIALTY CHEMICALS - 1.3%
H.B. Fuller Company(1)                                        2,500       77,700
OM Group, Inc.*                                              34,750      699,518
PolyOne Corporation*                                        169,500    1,027,170
                                                                      ----------
                                                                       1,804,388
                                                                      ----------
SPECIALTY STORES - 0.4%
Barbeques Galore, Ltd. ADR*                                  28,126      270,614
Sharper Image Corporation*(1)                                26,600      335,160
                                                                      ----------
                                                                         605,774
                                                                      ----------
STEEL - 7.3%
Carpenter Technology Corporation1                            20,200    1,183,922
GrafTech International, Ltd.*                               235,655    1,279,607
Ipsco, Inc.(1)                                               41,100    2,938,239
Roanoke Electric Steel Corporation                           22,500      450,675
Steel Dynamics, Inc.(1)                                      50,800    1,725,168

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                           SERIES Q (SMALL CAP VALUE)

                                                      PRINCIPAL
                                                      AMOUNT OR
                                                        NUMBER         MARKET
                                                      OF SHARES        VALUE
                                                     -----------   -------------
COMMON STOCKS (CONTINUED)
STEEL (CONTINUED)
United States Steel Corporation(1)                        50,140   $  2,123,429
Webco Industries, Inc.*                                    4,740        355,500
                                                                   ------------
                                                                     10,056,540
                                                                   ------------
TRUCKING - 0.4%
Covenant Transport, Inc.*                                 40,400        488,840
                                                                   ------------
TOTAL COMMON STOCK
   (cost $86,959,470)                                               121,481,932
                                                                   ------------
FOREIGN STOCKS - 0.2%
CANADA - 0.2%
Eldorado Gold Corporation*                                 6,000         21,213
Intertape Polymer Group, Inc.*(2)                          3,000         21,419
Quadra Mining, Ltd.*                                      50,250        233,419
Southwestern Resources Corporation*                          550          5,029
                                                                   ------------
                                                                        281,080
                                                                   ------------
TOTAL FOREIGN STOCKS
   (cost $282,318)                                                      281,080
                                                                   ------------
REPURCHASE AGREEMENT - 13.1%
StateStreet, 1.60%, dated 09-30-05, matures
   10-03-05; repurchase amount $17,992,639
   (Collateralized by FHLB, 2.50%, 12-15-05 with
   a value of $18,350,732)                           $17,990,241     17,990,241
                                                                   ------------
TOTAL REPURCHASE AGREEMENT
   (cost $17,990,241)                                                17,990,241
                                                                   ------------
TOTAL INVESTMENTS - 101.6%
   (cost $105,232,029)                                              139,753,253
LIABILITIES, LESS CASH & OTHER ASSETS - (1.6%)                       (2,229,265)
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $137,523,988
                                                                   ============

For federal income tax purposes the indentified cost of investments owned at September 30, 2005 was $105,899,031. For federal income tax purposes, the net unrealized appreciation on investments amounted to $33,854,222, which consisted of $38,477,013 of aggregate gross unrealized appreciation, and $4,622,791 of aggregate gross unrealized depreciation.

*    Non-income producing security

ADR  (American Depositary Receipt)

(1)  Security underlying outstanding written options contracts.

(2)  Security is a private placement.

The following call options written were outstanding for Series Q as of September 30, 2005:

                                                 EXPIRATION   EXERCISE   NUMBER OF   MARKET
COMMON STOCK                                        DATE        PRICE    CONTRACTS    VALUE
------------                                     ----------   --------   ---------   ------
Apex Silver Mines, Ltd.                          10/24/2005    $15.00        15      $1,575
Apex Silver Mines, Ltd.                          01/23/2006     15.00         5       1,150
Apex Silver Mines, Ltd.                          01/23/2006     17.50        30       2,700
Applera Corporation - Applied Biosystems Group   12/19/2005     22.50        20       2,700

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                           SERIES Q (SMALL CAP VALUE)

                                     EXPIRATION   EXERCISE   NUMBER OF    MARKET
COMMON STOCK (CONTINUED)                DATE        PRICE    CONTRACTS     VALUE
------------------------             ----------   --------   ---------   --------
Armor Holdings, Inc.                 11/21/2005    $40.00        10      $  3,800
Armor Holdings, Inc.                 11/21/2005     45.00        10         1,200
Ashland, Inc.                        11/21/2005     50.00         5         2,950
Ashland, Inc.                        11/21/2005     55.00        25         6,250
BJ Services Company                  10/24/2005     32.50        55        19,800
BJ Services Company                  01/23/2006     27.50        60        53,400
BJ Services Company                  01/23/2006     30.00        80       168,000
BJ Services Company                  01/23/2006     32.50        55        26,400
Carpenter Technology Corporation     10/24/2005     60.00        25         3,250
Carpenter Technology Corporation     12/19/2005     60.00        90        27,900
Carpenter Technology Corporation     12/19/2005     65.00        50         7,750
Chicago Bridge & Iron Company N.V.   10/24/2005     22.50        30        25,200
Chicago Bridge & Iron Company N.V.   10/24/2005     25.00        35        20,650
Chicago Bridge & Iron Company N.V.   10/24/2005     30.00        25         4,875
Chicago Bridge & Iron Company N.V.   01/23/2006     25.00        20        13,000
Chicago Bridge & Iron Company N.V.   01/23/2006     30.00        35         9,800
Coherent, Inc.                       11/21/2005     30.00        25         2,500
Coherent, Inc.                       11/21/2005     35.00         5            50
Coherent, Inc.                       02/20/2006     30.00         5         1,050
CV Therapeutics, Inc.                10/24/2005     25.00        65        11,700
CV Therapeutics, Inc.                01/23/2006     30.00         5           700
CV Therapeutics, Inc.                01/23/2006     35.00         5           175
EarthLink, Inc.                      01/23/2006     10.00        10         1,200
EGL, Inc.                            11/21/2005     20.00        10         7,000
EGL, Inc.                            11/21/2005     22.50        40        18,800
EGL, Inc.                            11/21/2005     25.00        25         7,250
Endurance Specialty Holdings, Ltd.   01/23/2006     40.00         5           175
Fleetwood Enterprises, Inc.          02/20/2006     12.50        10         1,400
Foot Locker, Inc.                    11/21/2005     22.50         5           275
Forest Oil Corporation               11/21/2005     40.00        35        42,000
Forest Oil Corporation               11/21/2005     45.00        60        45,600
Forest Oil Corporation               11/21/2005     50.00        65        24,050
Forest Oil Corporation               01/23/2006     50.00        40        20,400
Forest Oil Corporation               01/23/2006     55.00        60        15,000
Gentiva Health Services, Inc.        11/21/2005     20.00        15           300
Glamis Gold, Ltd.                    11/21/2005     20.00        45        12,375
Glamis Gold, Ltd.                    11/21/2005     22.50        10         1,300
Glamis Gold, Ltd.                    02/20/2006     22.50        25         5,750
Global Industries, Ltd.              12/19/2005     12.50       115        29,325
Global Industries, Ltd.              12/19/2005     15.00       270        27,000
Goldcorp, Inc.                       10/24/2005     17.50         5         1,500
Goldcorp, Inc.                       10/24/2005     20.00         5           375
Goldcorp, Inc.                       01/23/2006     20.00        15         3,075
Goldcorp, Inc.                       01/23/2006     22.50        10         1,100
H.B. Fuller Company                  11/21/2005     25.00        20        11,400
Headwaters, Inc.                     11/21/2005     30.00        30        22,500
Helmerich & Payne, Inc.              10/24/2005     60.00        15         2,850
Helmerich & Payne, Inc.              12/19/2005     45.00        15        22,950
Helmerich & Payne, Inc.              12/19/2005     50.00        45        51,300
Helmerich & Payne, Inc.              12/19/2005     55.00        25        18,750
Helmerich & Payne, Inc.              12/19/2005     60.00        45        17,100
Hydril                               10/24/2005     65.00         5         2,350
Hydril                               12/19/2005     60.00        10        11,500
Hydril                               12/19/2005     65.00        25        19,750
IDX Systems Corporation              11/21/2005     40.00        50        16,000

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                           SERIES Q (SMALL CAP VALUE)

                                    EXPIRATION   EXERCISE   NUMBER OF    MARKET
COMMON STOCK (CONTINUED)               DATE        PRICE    CONTRACTS     VALUE
------------------------            ----------   --------   ---------   --------
Ipsco, Inc.                         10/24/2005    $65.00         5      $  2,900
Ipsco, Inc.                         11/21/2005     65.00         5         4,050
Ipsco, Inc.                         12/19/2005     55.00        40        68,400
Ipsco, Inc.                         12/19/2005     60.00       100       131,000
Ipsco, Inc.                         12/19/2005     65.00        35        32,200
Ipsco, Inc.                         12/19/2005     70.00        30        18,000
Ipsco, Inc.                         01/23/2006     60.00        25        30,500
Ipsco, Inc.                         01/23/2006     65.00        45        44,550
Ipsco, Inc.                         01/23/2006     70.00        15        10,350
JDA Software Group, Inc.            10/24/2005     12.50        15         3,975
Manor Care, Inc.                    11/21/2005     35.00         5         1,800
Manor Care, Inc.                    11/21/2005     40.00        10           600
Matrix Service Company              02/20/2005      7.50        35         5,600
Matrix Service Company              11/21/2005      7.50        10         1,050
Meridian Gold, Inc.                 10/24/2005     20.00        25         5,125
Meridian Gold, Inc.                 10/24/2005     22.50        10           800
Meridian Gold, Inc.                 01/23/2006     22.50        25         5,125
Newfield Exploration Company        12/19/2005     40.00        85        81,600
Newfield Exploration Company        12/19/2005     45.00        90        43,200
Noble Energy, Inc.                  10/24/2005     40.00        50        37,000
Noble Energy, Inc.                  11/21/2005     35.00        30        34,800
Noble Energy, Inc.                  11/21/2005     37.50        90        83,700
Noble Energy, Inc.                  11/21/2005     40.00       120        92,400
Noble Energy, Inc.                  11/21/2005     42.50        40        22,400
Oceaneering International, Inc.     01/23/2005     50.00        25        14,250
Oceaneering International, Inc.     01/23/2006     45.00        20        18,800
Oceaneering International, Inc.     01/23/2006     55.00        20         6,200
Omnicare, Inc.                      10/24/2005     50.00        10         6,300
Omnicare, Inc.                      12/19/2005     45.00        15        17,550
OraSure Technologies, Inc.          10/24/2005     10.00        25           375
OSI Systems, Inc.                   10/24/2005     15.00         5           450
OSI Systems, Inc.                   01/23/2006     15.00         5           850
PetroQuest Energy, Inc.             11/21/2005     10.00        25         3,125
PetroQuest Energy, Inc.             01/23/2006     10.00        25         4,125
Pioneer Natural Resources Company   10/24/2005     45.00         5         4,850
Pioneer Natural Resources Company   10/24/2005     50.00        10         5,200
Pioneer Natural Resources Company   10/24/2005     55.00        10         2,000
Pioneer Natural Resources Company   12/19/2005     40.00        10        14,500
Pioneer Natural Resources Company   12/19/2005     45.00        45        51,300
Pioneer Natural Resources Company   12/19/2005     50.00        30        19,500
Pioneer Natural Resources Company   12/19/2005     55.00        15         5,550
Pride International, Inc.           10/24/2005     25.00        25         8,500
R.H. Donnelley Corporation          11/21/2005     60.00         5         2,000
R.H. Donnelley Corporation          11/21/2005     65.00        40         4,000
R.H. Donnelley Corporation          11/21/2005     70.00         5           150
R.H. Donnelley Corporation          01/23/2006     60.00         5         2,600
Randgold Resources, Ltd. ADR        12/19/2005     15.00        60         9,900
Range Resources Corporation         03/20/2005     35.00        15         9,150
Range Resources Corporation         10/24/2005     35.00        25         9,500
Range Resources Corporation         12/19/2005     25.00         5         6,850
Range Resources Corporation         12/19/2005     30.00       165       143,550
Range Resources Corporation         12/19/2005     35.00       190        96,900
Range Resources Corporation         12/19/2005     40.00        70        14,700
Sharper Image Corporation           11/21/2005     12.50        10         1,300
Smith International, Inc.           10/24/2005     30.00        20         6,800

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                           SERIES Q (SMALL CAP VALUE)

                                    EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK (CONTINUED)               DATE       PRICE     CONTRACTS      VALUE
------------------------            ----------   --------   ---------   ----------
Smith International, Inc.           10/24/2005    $32.50         80     $   11,600
Smith International, Inc.           10/24/2005     35.00         60          2,400
Stamps.com, Inc.                    11/21/2005     15.00         22          5,720
Steel Dynamics, Inc.                11/21/2005     30.00         25         11,750
Steel Dynamics, Inc.                11/21/2005     35.00          5            825
Stone Energy Corporation            12/19/2005     50.00         50         58,000
Stone Energy Corporation            12/19/2005     55.00          5          3,850
Stone Energy Corporation            12/19/2005     60.00          5          2,200
Symbol Technologies, Inc.           01/23/2005     10.00         25          2,000
Toreador Resources Corporation      12/19/2005     22.50         60         73,200
Toreador Resources Corporation      12/19/2005     25.00         40         40,000
Transocean, Inc.                    10/24/2005     60.00         10          3,000
Transocean, Inc.                    11/21/2005     55.00         15         11,400
Transocean, Inc.                    11/21/2005     60.00         60         26,400
Transocean, Inc.                    11/21/2005     65.00         25          5,375
Transocean, Inc.                    01/23/2006     60.00          5          3,100
Transocean, Inc.                    01/23/2006     65.00         20          8,200
Transocean, Inc.                    01/23/2006     70.00          5          1,275
United States Steel Corporation     10/24/2005     35.00          5          3,700
United States Steel Corporation     10/24/2005     40.00         60         18,000
United States Steel Corporation     10/24/2005     45.00         40          2,400
United States Steel Corporation     01/23/2006     40.00         15          7,650
United States Steel Corporation     01/23/2006     45.00         15          4,050
Unova, Inc.                         10/24/2005     35.00          5            675
Unova, Inc.                         12/19/2005     25.00         10         10,000
Unova, Inc.                         12/19/2005     30.00         70         40,600
Unova, Inc.                         12/19/2005     35.00         60         15,600
Unova, Inc.                         03/20/2006     35.00         25          6,750
York International Corporation      11/21/2005     55.00         25          3,250
                                                              -----     ----------
Total call options outstanding
   (premiums received $1,436,463)                             4,682     $2,515,145
                                                                        ==========

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                           SERIES S (SOCIAL AWARENESS)

                                                          NUMBER OF     MARKET
                                                            SHARES       VALUE
                                                          ---------   ----------
COMMON STOCKS - 98.6%
AIR FREIGHT & LOGISTICS - 3.3%
FedEx Corporation                                            36,300   $3,162,819
                                                                      ----------
AIRLINES - 1.9%
Southwest Airlines Company                                  125,500    1,863,675
                                                                      ----------
BIOTECHNOLOGY - 1.6%
Amgen, Inc.*                                                 18,750    1,493,812
                                                                      ----------
BROADCASTING & CABLE TV - 3.7%
Comcast Corporation*                                         21,507      631,876
Univision Communications, Inc.*                             109,300    2,899,729
                                                                      ----------
                                                                       3,531,605
                                                                      ----------
COMMUNICATIONS EQUIPMENT - 5.4%
ADC Telecommunications, Inc.*                               102,285    2,338,235
Cisco Systems, Inc.*                                        155,000    2,779,150
                                                                      ----------
                                                                       5,117,385
                                                                      ----------
COMPUTER HARDWARE - 0.9%
Dell, Inc.*                                                  25,000      855,000
                                                                      ----------
CONSTRUCTION & ENGINEERING - 2.7%
Shaw Group, Inc.*                                           105,800    2,609,028
                                                                      ----------
CONSUMER FINANCE - 2.8%
American Express Company                                     46,300    2,659,472
                                                                      ----------
DATA PROCESSING & OUTSOURCED SERVICES - 2.6%
First Data Corporation                                       61,200    2,448,000
                                                                      ----------
DIVERSIFIED BANKS - 3.1%
Wells Fargo & Company                                        50,000    2,928,500
                                                                      ----------
DRUG RETAIL - 3.2%
CVS Corporation                                             105,600    3,063,456
                                                                      ----------
ELECTRICAL COMPONENTS & EQUIPMENT - 1.6%
Power-One, Inc.*                                            285,400    1,581,116
                                                                      ----------
GENERAL MERCHANDISE STORES - 1.4%
Target Corporation                                           25,500    1,324,215
                                                                      ----------
HEALTH CARE EQUIPMENT - 7.9%
Fisher Scientific International, Inc.*                       30,500    1,892,525
Medtronic, Inc.                                              56,400    3,024,168
Zimmer Holdings, Inc.*                                       37,900    2,610,931
                                                                      ----------
                                                                       7,527,624
                                                                      ----------
HEALTH CARE SERVICES - 2.0%
Covance, Inc.*                                               39,000    1,871,610
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                           SERIES S (SOCIAL AWARENESS)

                                                          NUMBER OF     MARKET
                                                            SHARES       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
HOME IMPROVEMENT RETAIL - 3.2%
Home Depot, Inc.                                             79,500   $3,032,130
                                                                      ----------
HOUSEHOLD PRODUCTS - 3.1%
Procter & Gamble Company                                     50,500    3,002,730
                                                                      ----------
HYPERMARKETS & SUPERCENTERS - 2.0%
Costco Wholesale Corporation                                 44,000    1,895,960
                                                                      ----------
INDUSTRIAL CONGLOMERATES - 1.5%
3M Company                                                   20,000    1,467,200
                                                                      ----------
INDUSTRIAL GASES - 2.0%
Praxair, Inc.                                                39,200    1,878,856
                                                                      ----------
INTEGRATED TELECOMMUNICATION SERVICES - 2.0%
Verizon Communications, Inc.                                 58,800    1,922,172
                                                                      ----------
INTERNET RETAIL - 0.8%
eBay, Inc.*                                                  18,800      774,560
                                                                      ----------
IT CONSULTING & OTHER SERVICES - 1.1%
Unisys Corporation*                                         153,900    1,021,896
                                                                      ----------
MANAGED HEALTH CARE - 4.8%
UnitedHealth Group, Inc.                                     36,200    2,034,440
WellPoint, Inc.*                                             34,100    2,585,462
                                                                      ----------
                                                                       4,619,902
                                                                      ----------
MOVIES & ENTERTAINMENT - 5.9%
Time Warner, Inc.                                           167,500    3,033,425
Viacom, Inc. (Cl.B)                                          79,800    2,634,198
                                                                      ----------
                                                                       5,667,623
                                                                      ----------
MULTI-LINE INSURANCE - 4.4%
American International Group, Inc.                           67,899    4,207,022
                                                                      ----------
OIL & GAS EQUIPMENT & SERVICES - 1.8%
BJ Services Company                                          48,000    1,727,520
                                                                      ----------
OIL & GAS EXPLORATION & PRODUCTION - 0.3%
Anadarko Petroleum Corporation                                3,000      287,250
                                                                      ----------
OIL & GAS STORAGE & TRANSPORTATION - 1.4%
Williams Companies, Inc.                                     55,800    1,397,790
                                                                      ----------
OTHER DIVERSIFIED FINANCIAL SERVICES - 1.4%
JP Morgan Chase & Company                                    40,000    1,357,200
                                                                      ----------
PHARMACEUTICALS - 2.9%
Johnson & Johnson                                            43,364    2,744,074
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                           SERIES S (SOCIAL AWARENESS)

                                                         PRINCIPAL
                                                         AMOUNT OR
                                                         NUMBER OF      MARKET
                                                          SHARES        VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
SEMICONDUCTORS - 4.9%
Analog Devices, Inc.                                        48,900   $ 1,816,146
Intel Corporation                                          115,400     2,844,610
                                                                     -----------
                                                                       4,660,756
                                                                     -----------
SOFT DRINKS - 5.0%
Coca-Cola Company                                           56,050     2,420,800
PepsiCo, Inc.                                               41,000     2,325,110
                                                                     -----------
                                                                       4,745,910
                                                                     -----------
SYSTEMS SOFTWARE - 3.9%
Microsoft Corporation                                      144,600     3,720,558
                                                                     -----------
TRUCKING - 2.1%
J.B. Hunt Transport Services, Inc.                         105,000     1,996,050
                                                                     -----------
TOTAL COMMON STOCKS
   (cost $92,073,250)                                                 94,164,476
                                                                     -----------
COMMERCIAL PAPER - 1.4%
FOOD & BEVERAGE - 1.4%
PepsiCo, Inc., 3.66%, 10-05-05                          $1,300,000     1,299,471
                                                                     -----------
TOTAL COMMERCIAL PAPER
   (cost $1,299,471)                                                   1,299,471
                                                                     -----------
U. S. GOVERNMENT SPONSORED AGENCIES - 1.6%
Federal Home Loan Bank,
   3.43%, 10-03-05                                      $  700,000       699,867
                                                                     -----------
Federal Home Loan Mortgage Corporation,
   3.66%, 10-18-05                                      $  800,000       798,617
                                                                     -----------
TOTAL U.S. GOVERNMENT SPONSORED AGENCIES
   (cost $1,498,484)                                                   1,498,484
                                                                     -----------
TOTAL INVESTMENTS - 101.6%
   (cost $94,871,205)                                                 96,962,431
LIABILITIES, LESS CASH AND OTHER ASSETS - (1.6%)                      (1,517,293)
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $95,445,138
                                                                     ===========

For federal income tax purposes the indentified cost of investments owned at September 30, 2005 was $94,876,993. For federal income tax purposes, the net unrealized appreciation on investments amounted to $2,085,438 which consisted of $15,531,769 of aggregate gross unrealized appreciation, and $13,446,331 of aggregate gross unrealized depreciation.

*    Non-income producing security

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                           SERIES S (SOCIAL AWARENESS)

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                            SERIES V (MID CAP VALUE)

                                                         PRINCIPAL
                                                         AMOUNT OR
                                                         NUMBER OF      MARKET
                                                          SHARES        VALUE
                                                        ----------   -----------
CONVERTIBLE BOND - 0.4%
PHARMACEUTICALS - 0.4%
Ligand Pharmaceuticals, Inc., 6.00% - 2007(2)           $1,000,000   $ 1,422,500
                                                                     -----------
TOTAL CONVERTIBLE BONDS
   (cost $1,000,000)                                                   1,422,500
                                                                     -----------
PREFERRED STOCKS - 0.4%
DIVERSIFIED METALS & MINING - 0.2%
Arch Coal, Inc.                                              5,200       849,940
                                                                     -----------
ENVIRONMENTAL & FACILITIES SERVICES - 0.2%
ThermoEnergy Corporation PIPE(3,4,5)                     1,130,000       783,090
                                                                     -----------
TOTAL PREFERRED STOCKS
   (cost $1,326,215)                                                   1,633,030
                                                                     -----------
COMMON STOCKS - 99.4%
AEROSPACE & DEFENSE - 2.3%
Curtiss-Wright Corporation                                  54,000     3,332,340
Orbital Sciences Corporation*                              402,500     5,031,250
                                                                     -----------
                                                                       8,363,590
                                                                     -----------
AGRICULTURAL PRODUCTS - 2.6%
Archer-Daniels-Midland Company                             240,000     5,918,400
Corn Products International, Inc.                          174,000     3,509,580
                                                                     -----------
                                                                       9,427,980
                                                                     -----------
AIR FREIGHT & LOGISTICS - 0.4%
AirNet Systems, Inc.*                                      182,000       864,500
Stonepath Group, Inc.*                                     520,000       525,200
                                                                     -----------
                                                                       1,389,700
                                                                     -----------
APPAREL, ACCESSORIES & LUXURY GOODS - 0.8%
Kellwood Company                                           110,000     2,843,500
                                                                     -----------
APPLICATION SOFTWARE - 1.3%
Epiq Systems, Inc.*                                        139,300     3,039,526
Plato Learning, Inc.*                                      200,000     1,522,000
                                                                     -----------
                                                                       4,561,526
                                                                     -----------
BUILDING PRODUCTS - 0.1%
Aaon, Inc.*                                                 14,150       260,077
                                                                     -----------
COAL & CONSUMABLE FUELS - 3.2%
Arch Coal, Inc.                                            125,000     8,437,500
Consol Energy, Inc.                                         40,100     3,058,427
                                                                     -----------
                                                                      11,495,927
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                            SERIES V (MID CAP VALUE)

                                                         NUMBER OF      MARKET
                                                           SHARES       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
COMMUNICATIONS EQUIPMENT - 3.6%
3Com Corporation*                                        2,100,000   $ 8,568,000
Avanex Corporation*                                      2,691,000     2,610,270
Oplink Communications, Inc.*                             1,024,100     1,556,632
                                                                     -----------
                                                                      12,734,902
                                                                     -----------
COMPUTER STORAGE & PERIPHERALS - 1.2%
Hutchinson Technology, Inc.*                               160,000     4,179,200
                                                                     -----------
CONSTRUCTION & ENGINEERING - 13.9%
Dycom Industries, Inc.*                                    142,000     2,871,240
Granite Construction, Inc.                                  56,700     2,168,208
MasTec, Inc.*(1)                                           446,400     4,865,760
McDermott International, Inc.*                             332,000    12,154,520
Quanta Services, Inc.*                                     663,700     8,468,812
Shaw Group, Inc.*                                          790,000    19,481,400
                                                                     -----------
                                                                      50,009,940
                                                                     -----------
DATA PROCESSING & OUTSOURCED SERVICES - 2.2%
Computer Sciences Corporation*                             165,000     7,806,150
                                                                     -----------
DIVERSIFIED COMMERCIAL SERVICES - 1.9%
FTI Consulting, Inc.*                                      267,000     6,744,420
                                                                     -----------
DIVERSIFIED METALS & MINING - 3.8%
Inco, Ltd.*(1)                                             188,000     8,901,800
Usec, Inc.(1)                                              413,100     4,610,196
                                                                     -----------
                                                                      13,511,996
                                                                     -----------
ELECTRIC UTILITIES - 6.2%
Cinergy Corporation(1)                                      88,000     3,908,080
Great Plains Energy, Inc.                                   60,000     1,794,600
KFx Inc.*                                                  958,000    16,400,960
                                                                     -----------
                                                                      22,103,640
                                                                     -----------
ELECTRICAL COMPONENTS & EQUIPMENT - 2.7%
Electric City Corporation*(4)                            1,200,000     1,032,000
Power-One, Inc.*                                           925,000     5,124,500
Preformed Line Products Company                              1,400        66,080
Thomas & Betts Corporation*                                100,000     3,441,000
                                                                     -----------
                                                                       9,663,580
                                                                     -----------
ELECTRONIC EQUIPMENT MANUFACTURERS - 2.9%
Maxwell Technologies, Inc.*(4)                             343,200     4,845,984
Merix Corporation*                                         611,400     3,423,840
Powell Industries, Inc.*                                   101,700     2,226,213
                                                                     -----------
                                                                      10,496,037
                                                                     -----------
GAS UTILITIES - 0.6%
Southern Union Company*                                     78,000     2,010,060
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                            SERIES V (MID CAP VALUE)

                                                          NUMBER OF     MARKET
                                                            SHARES       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
HEALTH CARE FACILITIES - 2.7%
Community Health Systems, Inc.*                              90,000   $3,492,900
Triad Hospitals, Inc.*                                       60,000    2,716,200
Universal Health Services, Inc. (Cl.B.)                      70,000    3,334,100
                                                                      ----------
                                                                       9,543,200
                                                                      ----------
HEALTH CARE SERVICES - 1.2%
Hooper Holmes, Inc.                                         807,700    3,174,261
NDCHealth Corporation(1)                                     66,000    1,248,720
                                                                      ----------
                                                                       4,422,981
                                                                      ----------
HOUSEWARES & SPECIALTIES - 0.4%
Newell Rubbermaid, Inc.                                      62,000    1,404,300
                                                                      ----------
INDUSTRIAL CONGLOMERATES - 1.3%
Alleghany Corporation*                                       10,716    3,279,096
Hydrogen Corporation(4)                                      47,815    1,418,018
                                                                      ----------
                                                                       4,697,114
                                                                      ----------
INDUSTRIAL MACHINERY - 0.7%
Capstone Turbine Corporation*                               105,100      373,105
Quixote Corporation                                          97,200    2,079,108
                                                                      ----------
                                                                       2,452,213
                                                                      ----------
INSURANCE BROKERS - 0.3%
Hub International, Ltd.                                      45,700    1,036,476
                                                                      ----------
INTEGRATED OIL & GAS - 2.0%
Murphy Oil Corporation                                      144,000    7,181,280
                                                                      ----------
INTEGRATED TELECOMMUNICATION SERVICE - 0.3%
Global Crossing, Ltd.*                                       75,000    1,103,250
                                                                      ----------
IT CONSULTING & OTHER SERVICES - 0.3%
Keane, Inc.*                                                100,000    1,143,000
                                                                      ----------
MARINE - 0.7%
Frontline, Ltd.                                              60,700    2,678,084
                                                                      ----------
MULTI-LINE INSURANCE - 1.2%
American Financial Group, Inc.(1)                           132,000    4,478,760
                                                                      ----------
OIL & GAS DRILLING - 1.8%
Grey Wolf, Inc.*                                            493,600    4,161,048
Nabors Industries, Ltd.*(1)                                  30,000    2,154,900
                                                                      ----------
                                                                       6,315,948
                                                                      ----------
OIL & GAS EQUIPMENT & SERVICES - 1.6%
Key Energy Services, Inc.*                                  382,000    5,661,240
                                                                      ----------
OIL & GAS EXPLORATION & PRODUCTION - 1.2%
Pioneer Natural Resources Company                            80,396    4,415,348
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                            SERIES V (MID CAP VALUE)

                                                         NUMBER OF      MARKET
                                                           SHARES       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
OIL & GAS STORAGE & TRANSPORTATION - 3.6%
Williams Companies, Inc.                                   520,000   $13,026,000
                                                                     -----------
OTHER DIVERSIFIED FINANCIAL SERVICES - 0.7%
First Marblehead Corporation                                97,500     2,476,500
                                                                     -----------
PACKAGED FOODS & MEATS - 3.5%
Hain Celestial Group, Inc.*                                 75,000     1,455,000
Hormel Foods Corporation(1)                                185,000     6,103,150
Tyson Foods, Inc.                                          270,000     4,873,500
                                                                     -----------
                                                                      12,431,650
                                                                     -----------
PAPER PACKAGING - 1.6%
Bemis Company, Inc.                                        100,000     2,470,000
Sonoco Products Company                                    125,000     3,413,750
                                                                     -----------
                                                                       5,883,750
                                                                     -----------
PHARMACEUTICALS - 0.6%
Hollis-Eden Pharmaceuticals, Inc.*(1)                      193,803     1,238,401
Ligand Pharmaceuticals, Inc. (Cl. B)*                       77,600       786,593
                                                                     -----------
                                                                       2,024,994
                                                                     -----------
PROPERTY & CASUALTY INSURANCE - 4.5%
First American Corporation                                 160,000     7,307,200
North Pointe Holdings Corporation*                         165,700     2,062,965
United America Indemnity, Ltd.*                             83,000     1,523,050
W. R. Berkley Corporation                                  130,000     5,132,400
                                                                     -----------
                                                                      16,025,615
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS - 3.2%
Bimini Mortgage Management, Inc.                           414,700     4,686,110
HomeBanc Corporation                                       321,600     2,482,752
MortgageIT Holdings, Inc.                                  300,000     4,266,000
                                                                     -----------
                                                                      11,434,862
                                                                     -----------
REGIONAL BANKS - 2.0%
Mercantile Bankshares Corporation                           50,000     2,694,000
Wilmington Trust Corporation                                64,200     2,340,090
Zions Bancorporation                                        32,000     2,278,720
                                                                     -----------
                                                                       7,312,810
                                                                     -----------
REINSURANCE - 0.4%
RenaissanceRe Holdings Ltd.                                 36,200     1,583,026
                                                                     -----------
SEMICONDUCTOR EQUIPMENT - 1.5%
Ultratech, Inc.*                                           343,300     5,352,047
                                                                     -----------
SEMICONDUCTORS - 2.1%
Applied Micro Circuits Corporation*                        550,000     1,650,000
IXYS Corporation*                                          437,200     4,616,832
Stats ChipPAC, Ltd. ADR*                                   217,500     1,365,900
                                                                     -----------
                                                                       7,632,732
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                            SERIES V (MID CAP VALUE)

                                                            PRINCIPAL
                                                           AMOUNT OR
                                                            NUMBER OF      MARKET
                                                             SHARES         VALUE
                                                           ----------   ------------
COMMON STOCKS (CONTINUED)
SPECIALTY CHEMICALS - 1.0%
H.B. Fuller Company                                            58,000   $  1,802,640
Material Sciences Corporation*                                 57,000        858,990
Minerals Technologies, Inc.                                    15,000        858,150
                                                                        ------------
                                                                           3,519,780
                                                                        ------------
SPECIALTY STORES - 1.6%
Bombay Company, Inc.*                                         670,000      2,954,700
Borders Group, Inc.                                           126,000      2,793,420
                                                                        ------------
                                                                           5,748,120
                                                                        ------------
TIRES & RUBBER - 1.8%
Bandag, Inc.                                                  153,000      6,557,580
                                                                        ------------
TRADING COMPANIES & DISTRIBUTORS - 4.6%
Hughes Supply, Inc.                                           290,000      9,454,000
United Rentals, Inc.*                                         366,000      7,213,860
                                                                        ------------
                                                                          16,667,860
                                                                        ------------
TRUCKING - 0.8%
SCS Transportation, Inc.*                                      11,000        172,810
Werner Enterprises, Inc.                                      157,000      2,714,530
                                                                        ------------
                                                                           2,887,340
                                                                        ------------
WIRELESS TELECOMMUNICATION SERVICES - 0.5%
Wireless Facilities, Inc.*                                    296,400      1,719,120
                                                                        ------------
TOTAL COMMON STOCKS
   (cost $259,809,888)                                                   356,419,205
                                                                        ------------
WARRANTS - 0.1%
Electric City Corporation, $0.40, 03-19-09(4, 5)              350,000        136,481
ThermoEnergy Corporation, $1.50, 07-14-08(3, 4, 5)          1,130,000        166,901
                                                                        ------------
TOTAL WARRANTS
   (cost $617,504)                                                           303,382
                                                                        ------------
COMMERCIAL PAPER - 0.3%
FINANCIAL COMPANIES - CAPTIVE - 0.3%
General Electric Capital Corporation,
   3.75%, 10-03-05                                         $1,000,000        999,791
                                                                        ------------
TOTAL COMMERCIAL PAPER
   (cost $999,792)                                                           999,791
                                                                        ------------
REPURCHASE AGREEMENT - 0.2%
United Missouri Bank, 3.42%, dated 09-30-05,
   matures 10-03-05; repurchase amount of $778,222
   (Collateralized by GNMA, 3.50%, 02-20-27 with a value
   of $793,560)                                            $  778,000        778,000
                                                                        ------------
TOTAL REPURCHASE AGREEMENT
   (cost $778,000)                                                           778,000
                                                                        ------------
TOTAL INVESTMENTS
   (cost $264,531,399) - 100.8%                                          361,555,908
LIABILITIES, LESS CASH & OTHER ASSETS - (0.8%)                            (2,960,251)
                                                                        ------------
TOTAL NET ASSETS - 100.0%                                               $358,595,657
                                                                        ============

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                            SERIES V (MID CAP VALUE)

The identified cost of investments owned at September 30, 2005 was the same for federal income tax and financial statement purposes. For federal income tax purposes, the net unrealized appreciation on investments amounted to $97,024,509 which consisted of $109,361,254 of aggregate gross unrealized appreciation and $12,336,745 of aggregate gross unrealized depreciation.

*    Non-income producing security

ADR  (American Depositary Receipt)

PIPE-Private Investment in Public Equity - is the term used for stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration on a secondary public offering.

(1)  Security is segregated as collateral for written option contracts.

(2) Security is a 144A Series. The total market value of 144A securities is $1,422,500 (cost $1,000,000), or 0.4% of total net assets.

(3) Security is restricted. The total market value of restricted securities is $949,991 (cost $1,356,000), or 0.3% of total net assets.

(4) Security is illiquid. The total market value of illiquid securities is $8,382,474 (cost $10,778,893), or 2.3% of total net assets.

(5) Security is fair valued by the Board of Directors. The total market value of fair valued securities is $1,086,472 (cost $1,683,719), or 0.3% of total net assets.

The following options written were outstanding for Series V as of September 30, 2005:

SERIES V CALL OPTIONS WRITTEN OUTSTANDING

                                             EXPIRATION   EXERCISE   NUMBER OF    MARKET
COMMON STOCK                                    DATE        PRICE    CONTRACTS     VALUE
------------                                 ----------   --------   ---------   --------
Cinergy Corporation                           01/23/06     $45.00        565     $ 59,325
Hollis Eden Pharmaceuticals, Inc.             12/19/05      12.50        953        4,765
Inco, Ltd.                                    10/24/05      40.00        400      300,000
Inco, Ltd.                                    01/23/06      45.00        400      188,000
MasTec, Inc.                                  01/23/06      12.50        960       43,200
Nabors Industries, Ltd.                       12/19/05      65.00        300      285,000
NDCHealth Corporation                         02/21/06      20.00        107        1,070
Usec, Inc.                                    10/24/05      17.50        940        9,400
                                                                       -----     --------
Total call options outstanding (premiums
received, $766,344)                                                    4,625     $890,760
                                                                       =====     ========

SERIES V PUT OPTIONS WRITTEN OUTSTANDING

                                             EXPIRATION   EXERCISE   NUMBER OF    MARKET
COMMON STOCK                                    DATE        PRICE    CONTRACTS     VALUE
------------                                 ----------   --------   ---------   --------
Frontline, Ltd.                               11/21/05     $35.00        329      $ 4,935
Phelps Dodge Corporation                      10/24/05      85.00        200        1,000
Power-One, Inc.                               10/24/05       5.00        747        7,470
Usec, Inc.                                    01/23/06      10.00      1,329       73,095
                                                                       -----      -------
Total put options outstanding (premiums
   received, $337,144)                                                 2,605      $86,500
                                                                       =====      =======

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                            SERIES V (MID CAP VALUE)

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                            NUMBER      MARKET
                                                          OF SHARES      VALUE
                                                          ---------   ----------
COMMON STOCKS - 97.4%
ADVERTISING - 0.0%
Arbitron, Inc.                                                  100   $    3,984
Catalina Marketing Corporation                                  100        2,274
                                                                      ----------
                                                                           6,258
                                                                      ----------
AEROSPACE & DEFENSE - 2.6%
Boeing Company                                                5,200      353,340
General Dynamics Corporation                                  1,100      131,505
Goodrich Corporation                                            500       22,170
Honeywell International, Inc.                                 1,700       63,750
Lockheed Martin Corporation                                   3,100      189,224
Northrop Grumman Corporation                                  3,600      195,660
Precision Castparts Corporation                                 800       42,480
Raytheon Company                                              2,900      110,258
Rockwell Colllins, Inc.                                         600       28,992
United Technologies Corporation                               5,800      300,672
                                                                      ----------
                                                                       1,438,051
                                                                      ----------
AGRICULTURAL PRODUCTS - 0.4%
Archer-Daniels-Midland Company                                8,000      197,280
                                                                      ----------
AIR FREIGHT & LOGISTICS - 0.3%
FedEx Corporation                                             1,300      113,269
United Parcel Service, Inc. (Cl.B)                              500       34,565
                                                                      ----------
                                                                         147,834
                                                                      ----------
AIRLINES - 0.0%
Alaska Air Group, Inc.*                                         300        8,718
                                                                      ----------
ALUMINUM - 0.0%
Alcoa, Inc.                                                     200        4,884
                                                                      ----------
APPAREL RETAIL - 0.4%
Abercrombie & Fitch Company                                     200        9,970
American Eagle Outfitters, Inc.                                 900       21,177
bebe Stores, Inc.                                               125        2,188
Children's Place Retail Stores, Inc.*                           200        7,128
Gap, Inc.                                                     3,800       66,234
Limited Brands, Inc.                                            100        2,043
Men's Wearhouse, Inc.*                                          450       12,015
Pacific Sunwear of California, Inc.*                            600       12,864
TJX Companies, Inc.                                           2,800       57,344
Too, Inc.*                                                      200        5,486
                                                                      ----------
                                                                         196,449
                                                                      ----------
APPAREL, ACCESSORIES & LUXURY GOODS - 0.1%
Coach, Inc.*                                                  2,500       78,400
                                                                      ----------
APPLICATION SOFTWARE - 0.2%
Autodesk, Inc.                                                  300       13,932
Cadence Design Systems, Inc.*                                   100        1,616
Compuware Corporation*                                        1,200       11,400

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                              NUMBER     MARKET
                                                            OF SHARES     VALUE
                                                            ---------   --------
COMMON STOCKS (CONTINUED)
APPLICATION SOFTWARE (CONTINUED)
Fair Isaac Corporation                                            200   $  8,960
Parametric Technology Corporation*                              2,100     14,637
Synopsys, Inc.*                                                 1,700     32,130
                                                                        --------
                                                                          82,675
                                                                        --------
ASSET MANAGEMENT & CUSTODY BANKS - 0.5%
Bank of New York Company, Inc.                                  2,300     67,643
Franklin Resources, Inc.                                        1,700    142,732
Legg Mason, Inc.                                                  300     32,907
Mellon Financial Corporation                                      500     15,985
Northern Trust Corporation                                        400     20,220
                                                                        --------
                                                                         279,487
                                                                        --------
AUTO PARTS & EQUIPMENT - 0.0%
Autoliv, Inc.                                                     100      4,350
                                                                        --------
AUTOMOBILE MANUFACTURERS - 0.2%
Ford Motor Company                                             13,474    132,854
                                                                        --------
AUTOMOTIVE RETAIL - 0.1%
Advance Auto Parts, Inc.*                                         600     23,208
AutoNation, Inc.*                                               1,000     19,970
                                                                        --------
                                                                          43,178
                                                                        --------
BIOTECHNOLOGY - 1.0%
Amgen, Inc.*                                                    4,600    366,482
Applera Corporation - Applied Biosystems Group                  1,100     25,564
Genentech, Inc.*                                                1,200    101,052
Gilead Sciences, Inc.*                                          1,100     53,636
Invitrogen Corporation*                                           100      7,523
                                                                        --------
                                                                         554,257
                                                                        --------
BREWERS - 0.1%
Anheuser-Busch Companies, Inc.                                  1,300     55,952
                                                                        --------
BROADCASTING & CABLE TV - 0.4%
Comcast Corporation*                                            6,131    180,129
Discovery Holding Company*                                        170      2,455
Liberty Media Corporation*                                      2,700     21,735
                                                                        --------
                                                                         204,319
                                                                        --------
BUILDING PRODUCTS - 0.3%
American Standard Companies, Inc.                               1,100     51,205
Masco Corporation                                               2,500     76,700
USG Corporation*                                                  400     27,488
                                                                        --------
                                                                         155,393
                                                                        --------
CASINOS & GAMING - 0.3%
International Game Technology                                     800     21,600
MGM Mirage*                                                     3,400    148,818
Penn National Gaming, Inc.*                                       400     12,444
                                                                        --------
                                                                         182,862
                                                                        --------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                            NUMBER      MARKET
                                                          OF SHARES      VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
COAL & CONSUMABLE FUELS - 0.1%
Consol Energy, Inc.                                             200   $   15,254
Peabody Energy Corporation                                      100        8,435
                                                                      ----------
                                                                          23,689
                                                                      ----------
COMMERCIAL PRINTING - 0.1%
R.R. Donnelley & Sons Company                                   600       22,242
                                                                      ----------
COMMUNICATIONS EQUIPMENT - 2.4%
Adtran, Inc.                                                    300        9,450
Brocade Communications Systems, Inc.*                         3,100       12,648
Cisco Systems, Inc.*                                         38,200      684,926
Corning, Inc.*                                                4,600       88,918
Motorola, Inc.                                               15,900      351,231
Qualcomm, Inc.                                                3,600      161,100
                                                                      ----------
                                                                       1,308,273
                                                                      ----------
COMPUTER & ELECTRONICS RETAIL - 0.3%
Best Buy Company, Inc.                                        2,400      104,472
Circuit City Stores, Inc.                                     1,100       18,876
Electronics Boutique Holdings Corporation*                      200       12,568
                                                                      ----------
                                                                         135,916
                                                                      ----------
COMPUTER HARDWARE - 3.7%
Apple Computer, Inc.*                                         6,900      369,909
Dell, Inc.*                                                  19,700      673,740
Hewlett-Packard Company                                      12,600      367,920
International Business Machines Corporation                   7,500      601,650
NCR Corporation*                                                900       28,719
Palm, Inc.*                                                     100        2,833
                                                                      ----------
                                                                       2,044,771
                                                                      ----------
COMPUTER STORAGE & PERIPHERALS - 0.3%
EMC Corporation*                                             10,000      129,400
Western Digital Corporation*                                  2,400       31,032
                                                                      ----------
                                                                         160,432
                                                                      ----------
CONSTRUCTION & ENGINEERING - 0.0%
Washington Group International, Inc.*                           200       10,778
                                                                      ----------
CONSTRUCTION & FARM MACHINERY - 0.7%
Caterpillar, Inc.                                             4,200      246,750
Cummins, Inc.                                                   200       17,598
Deere & Company                                                 400       24,480
Joy Global, Inc.                                                300       15,138
Paccar, Inc.                                                    900       61,101
Terex Corporation*                                              100        4,943
Toro Company                                                    700       25,732
                                                                      ----------
                                                                         395,742
                                                                      ----------
CONSTRUCTION MATERIALS - 0.2%
Eagle Materials, Inc.                                           100       12,137
Eagle Materials, Inc. (Cl.B)                                    278       32,165

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                            NUMBER      MARKET
                                                          OF SHARES      VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
CONSTRUCTION MATERIALS (CONTINUED)
Martin Marietta Materials, Inc.                                 300   $   23,538
Vulcan Materials Company                                        200       14,842
                                                                      ----------
                                                                          82,682
                                                                      ----------
CONSUMER FINANCE - 1.3%
American Express Company                                      4,400      252,736
AmeriCredit Corporation*                                      1,200       28,644
Capital One Financial Corporation                             1,900      151,088
MBNA Corporation                                              5,800      142,912
PHH Corporation*                                                175        4,805
Providian Financial Corporation*                                600       10,608
SLM Corporation                                               1,800       96,552
                                                                      ----------
                                                                         687,345
                                                                      ----------
DATA PROCESSING & OUTSOURCED SERVICES - 0.3%
Automatic Data Processing, Inc.                                 300       12,912
Ceridian Corporation*                                           100        2,075
Electronic Data Systems Corporation                           2,400       53,856
First Data Corporation                                        1,800       72,000
Fiserv, Inc.*                                                   400       18,348
Paychex, Inc.                                                   400       14,832
                                                                      ----------
                                                                         174,023
                                                                      ----------
DEPARTMENT STORES - 0.7%
Dillard's, Inc.                                                 600       12,528
Federated Department Stores, Inc.                             2,400      160,488
J.C. Penney Company, Inc.                                     3,100      147,002
Nordstrom, Inc.                                               2,600       89,232
                                                                      ----------
                                                                         409,250
                                                                      ----------
DISTILLERS & VINTNERS - 0.0%
Brown-Forman Corporation (Cl.B)                                 100        5,954
                                                                      ----------
DISTRIBUTORS - 0.0%
Genuine Parts Company                                           400       17,160
                                                                      ----------
DIVERSIFIED BANKS - 4.7%
Bank of America Corporation                                  24,684    1,039,196
Comerica, Inc.                                                1,500       88,350
Toronto-Dominion Bank                                           282       13,908
U.S. Bancorp                                                 14,333      402,471
Wachovia Corporation                                         11,400      542,526
Wells Fargo & Company                                         8,200      480,274
                                                                      ----------
                                                                       2,566,725
                                                                      ----------
DIVERSIFIED CHEMICALS - 1.0%
Ashland, Inc.                                                   200       11,048
Dow Chemical Company                                          4,400      183,348
E.I. du Pont de Nemours & Company                             4,800      188,016
Eastman Chemical Company                                        400       18,788
Engelhard Corporation                                           300        8,373
FMC Corporation*                                                400       22,888

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                            NUMBER      MARKET
                                                          OF SHARES      VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
DIVERSIFIED CHEMICALS (CONTINUED)
PPG Industries, Inc.                                          1,600   $   94,704
                                                                      ----------
                                                                         527,165
                                                                      ----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
Cendant Corporation                                           2,800       57,792
Equifax, Inc.                                                   300       10,482
                                                                      ----------
                                                                          68,274
                                                                      ----------
DIVERSIFIED METALS & MINING - 0.2%
Freeport-McMoRan Copper & Gold, Inc. (Cl.B)                     100        4,859
Phelps Dodge Corporation                                      1,000      129,930
                                                                      ----------
                                                                         134,789
                                                                      ----------
DRUG RETAIL - 0.3%
Longs Drug Stores Corporation                                   200        8,578
Walgreen Company                                              3,100      134,695
                                                                      ----------
                                                                         143,273
                                                                      ----------
EDUCATION SERVICES - 0.0%
Apollo Group, Inc.*                                             300       19,917
                                                                      ----------
ELECTRIC UTILITIES - 2.1%
American Electric Power Company, Inc.                         4,200      166,740
CenterPoint Energy, Inc.                                      1,200       17,844
Cinergy Corporation                                             300       13,323
Edison International                                          4,200      198,576
Entergy Corporation                                           1,300       96,616
Exelon Corporation                                            4,000      213,760
FPL Group, Inc.                                               2,400      114,240
FirstEnergy Corporation                                       1,500       78,180
NRG Energy, Inc.*                                               500       21,300
PG&E Corporation                                              3,900      153,075
PPL Corporation                                               1,600       51,728
Progress Energy, Inc.                                           200        8,950
Progress Energy, Inc. - Contingent
   Value Obligation* (1)                                        400           32
Southern Company                                              1,100       39,336
                                                                      ----------
                                                                       1,173,700
                                                                      ----------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
Emerson Electric Company                                      1,200       86,160
Rockwell Automation, Inc.                                       400       21,160
Thomas & Betts Corporation*                                     100        3,441
Wesco International, Inc.*                                      300       10,161
                                                                      ----------
                                                                         120,922
                                                                      ----------
ELECTRONIC EQUIPMENT MANUFACTURERS - 0.1%
Agilent Technologies, Inc.*                                     900       29,475
Amphenol Corporation                                            900       36,306
                                                                      ----------
                                                                          65,781
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                              NUMBER     MARKET
                                                            OF SHARES     VALUE
                                                            ---------   --------
COMMON STOCKS (CONTINUED)
ENVIRONMENTAL & FACILITIES SERVICES - 0.1%
Republic Services, Inc.                                           600   $ 21,174
Waste Management, Inc.                                          2,000     57,220
                                                                        --------
                                                                          78,394
                                                                        --------
EXCHANGE TRADED FUNDS - 0.8%
S & P Depositary Receipts Trust                                 3,600    442,368
                                                                        --------
FERTILIZERS & AGRICULTURAL CHEMICALS - 0.1%
Agrium, Inc.                                                      700     15,379
Monsanto Company                                                  700     43,925
                                                                        --------
                                                                          59,304
                                                                        --------
FOOD DISTRIBUTORS - 0.0%
Sysco Corporation                                                 400     12,548
                                                                        --------
FOOD RETAIL - 0.3%
7-Eleven, Inc.*                                                   300     10,683
Albertson's, Inc.                                                 800     20,520
Kroger Company*                                                 3,000     61,770
Safeway, Inc.                                                   2,600     66,560
Supervalu, Inc.                                                   700     21,784
                                                                        --------
                                                                         181,317
                                                                        --------
FOOTWEAR - 0.1%
Nike, Inc. (Cl.B)                                                 300     24,504
Timberland Company*                                               600     20,268
                                                                        --------
                                                                          44,772
                                                                        --------
FOREST PRODUCTS - 0.1%
Louisiana-Pacific Corporation                                     600     16,614
Weyerhaeuser Company                                              100      6,875
                                                                        --------
                                                                          23,489
                                                                        --------
GAS UTILITIES - 0.1%
Atmos Energy Corporation                                          600     16,950
Oneok, Inc.                                                       400     13,608
UGI Corporation                                                   200      5,630
                                                                        --------
                                                                          36,188
                                                                        --------
GENERAL MERCHANDISE STORES - 0.6%
Target Corporation                                              6,100    316,773
                                                                        --------
HEALTH CARE DISTRIBUTORS - 0.4%
AmerisourceBergen Corporation                                     300     23,190
Cardinal Health, Inc.                                             900     57,096
McKesson Corporation                                            3,300    156,585
                                                                        --------
                                                                         236,871
                                                                        --------
HEALTH CARE EQUIPMENT - 1.3%
Baxter International, Inc.                                      3,000    119,610
Becton, Dickinson & Company                                     2,900    152,047
Boston Scientific Corporation*                                  2,300     53,751

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                              NUMBER     MARKET
                                                            OF SHARES     VALUE
                                                            ---------   --------
COMMON STOCKS (CONTINUED)
HEALTH CARE EQUIPMENT (CONTINUED)
Edwards Lifesciences Corporation*                                 200   $  8,882
Guidant Corporation                                             1,100     75,779
Medtronic, Inc.                                                 5,800    310,996
Mentor Corporation                                                200     11,002
Thermo Electron Corporation*                                      200      6,180
                                                                        --------
                                                                         738,247
                                                                        --------
HEALTH CARE FACILITIES - 0.5%
Beverly Enterprises, Inc.*                                        200      2,450
Community Health Systems, Inc.*                                   100      3,881
Genesis HealthCare Corporation*                                   200      8,064
HCA, Inc.                                                       4,600    220,432
Kindred Healthcare, Inc.*                                         400     11,920
LCA-Vision, Inc.                                                  250      9,280
Sunrise Senior Living, Inc.*                                      100      6,674
Triad Hospitals, Inc.*                                            300     13,581
VCA Antech, Inc.*                                                 100      2,552
                                                                        --------
                                                                         278,834
                                                                        --------
HEALTH CARE SERVICES - 0.7%
American Healthways, Inc.*                                        300     12,720
Caremark Rx, Inc.*                                              2,000     99,860
Express Scripts, Inc.*                                            400     24,880
Lincare Holdings, Inc.*                                           400     16,420
Medco Health Soulutions, Inc.*                                  2,547    139,652
Pediatrix Medical Group, Inc.*                                    100      7,682
Quest Diagnostics, Inc.                                         1,900     96,026
                                                                        --------
                                                                         397,240
                                                                        --------
HEALTH CARE SUPPLIES - 0.0%
Bausch & Lomb, Inc.                                               100      8,068
Haemonetics Corporation*                                          100      4,753
                                                                        --------
                                                                          12,821
                                                                        --------
HOME ENTERTAINMENT SOFTWARE - 0.0%
Activision, Inc.*                                                 500     10,225
                                                                        --------
HOME IMPROVEMENT RETAIL - 1.1%
Building Materials Holding Corporation                            100      9,319
Home Depot, Inc.                                               10,600    404,284
Lowe's Companies, Inc.                                          3,100    199,640
Sherwin-Williams Company                                          200      8,814
                                                                        --------
                                                                         622,057
                                                                        --------
HOMEBUILDING - 0.5%
Cavco Industries, Inc.*                                           120      4,354
Centex Corporation                                                300     19,374
D.R. Horton, Inc.                                               3,000    108,660
KB Home                                                           200     14,640
Lennar Corporation                                                800     47,808
M.D.C. Holdings, Inc.                                             100      7,889
Pulte Homes, Inc.                                                 600     25,752

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                            NUMBER      MARKET
                                                          OF SHARES      VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
HOMEBUILDING (CONTINUED)
Ryland Group, Inc.                                              400   $   27,368
Standard-Pacific Corporation                                    200        8,302
Toll Brothers, Inc.*                                            200        8,934
                                                                      ----------
                                                                         273,081
                                                                      ----------
HOMEFURNISHING RETAIL - 0.2%
Bed Bath & Beyond, Inc.*                                      2,500      100,450
                                                                      ----------
HOTELS, RESORTS & CRUISE LINES - 0.4%
Choice Hotels International, Inc.                               100        6,464
Hilton Hotels Corporation                                     1,000       22,320
Marriott International, Inc.                                  1,500       94,500
Starwood Hotels & Resorts Worldwide, Inc.                     1,300       74,321
                                                                      ----------
                                                                         197,605
                                                                      ----------
HOUSEHOLD APPLIANCES - 0.1%
Black & Decker Corporation                                      200       16,418
Whirlpool Corporation                                           200       15,154
                                                                      ----------
                                                                          31,572
                                                                      ----------
HOUSEHOLD PRODUCTS - 1.4%
Colgate-Palmolive Company                                     1,100       58,069
Energizer Holdings, Inc.*                                       500       28,350
Kimberly-Clark Corporation                                    1,600       95,248
Procter & Gamble Company                                      9,700      576,762
                                                                      ----------
                                                                         758,429
                                                                      ----------
HOUSEWARES & SPECIALTIES - 0.0%
American Greetings Corporation                                  400       10,960
Tupperware Corporation                                          200        4,556
                                                                      ----------
                                                                          15,516
                                                                      ----------
HUMAN RESOURCE & EMPLOYMENT SERVICES - 0.0%
Labor Ready, Inc.*                                              100        2,565
Robert Half International, Inc.                                 200        7,118
                                                                      ----------
                                                                           9,683
                                                                      ----------
HYPERMARKETS & SUPERCENTERS - 0.8%
Costco Wholesale Corporation                                    900       38,781
Wal-Mart Stores, Inc.                                         9,400      411,908
                                                                      ----------
                                                                         450,689
                                                                      ----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.7%
Constellation Energy Group                                    1,200       73,920
Duke Energy Corporation                                       4,900      142,933
TXU Corporation                                               1,600      180,608
                                                                      ----------
                                                                         397,461
                                                                      ----------
INDUSTRIAL CONGLOMERATES - 4.1%
3M Company                                                    5,100      374,136
General Electric Company                                     51,800    1,744,106
Textron, Inc.                                                 1,200       86,064

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                            NUMBER      MARKET
                                                          OF SHARES      VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
INDUSTRIAL CONGLOMERATES (CONTINUED)
Tyco International, Ltd.                                      1,700   $   47,345
                                                                      ----------
                                                                       2,251,651
                                                                      ----------
INDUSTRIAL GASES - 0.2%
Air Products & Chemicals, Inc.                                1,200       66,168
Praxair, Inc.                                                   300       14,379
                                                                      ----------
                                                                          80,547
                                                                      ----------
INDUSTRIAL MACHINERY - 0.3%
Flowserve Corporation*                                          200        7,270
Harsco Corporation                                              200       13,114
ITT Industries, Inc.                                            300       34,080
Ingersoll-Rand Company, Ltd.                                  2,000       76,460
Mueller Industries, Inc.                                        100        2,777
Pall Corporation                                                100        2,750
SPX Corporation                                                 400       18,380
                                                                      ----------
                                                                         154,831
                                                                      ----------
INSURANCE BROKERS - 0.1%
Aon Corporation                                                 400       12,832
Marsh & McLennan Companies, Inc.                                300        9,117
                                                                      ----------
                                                                          21,949
                                                                      ----------
INTEGRATED OIL & GAS - 8.1%
Amerada Hess Corporation                                        800      110,000
Chevron Corporation                                          13,622      881,752
ConocoPhillips                                                8,666      605,840
Exxon Mobil Corporation                                      36,500    2,319,210
Marathon Oil Corporation                                      3,400      234,362
Murphy Oil Corporation                                        1,000       49,870
Occidental Petroleum Corporation                              2,900      247,747
Tesoro Corporation                                              500       33,620
                                                                      ----------
                                                                       4,482,401
                                                                      ----------
INTEGRATED TELECOMMUNICATION SERVICES - 3.1%
AT&T Corporation                                              6,900      136,620
BellSouth Corporation                                         8,300      218,290
CenturyTel, Inc.                                              1,100       38,478
SBC Communications, Inc.                                     10,400      249,288
Sprint Nextel Corporation                                    18,648      443,449
Verizon Communications, Inc.                                 19,600      640,724
                                                                      ----------
                                                                       1,726,849
                                                                      ----------
INTERNET RETAIL - 0.0%
eBay, Inc.*                                                     500       20,600
                                                                      ----------
INTERNET SOFTWARE & SERVICES - 0.8%
EarthLink, Inc.*                                              1,700       18,190
Google, Inc.*                                                   800      253,168
Internet Security Systems, Inc.*                                500       12,005
United Online, Inc.                                           1,250       17,313
Websense, Inc.*                                                 300       15,363

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                            NUMBER      MARKET
                                                          OF SHARES      VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
INTERNET SOFTWARE & SERVICES (CONTINUED)
Yahoo!, Inc.*                                                 4,200   $  142,128
                                                                      ----------
                                                                         458,167
                                                                      ----------
INVESTMENT BANKING & BROKERAGE - 3.0%
American Capital Strategies, Ltd.                               700       25,662
Bear Sterns Companies, Inc.                                   1,600      175,600
Charles Schwab Corporation                                   13,000      187,590
Goldman Sachs Group, Inc.                                     1,700      206,686
Lehman Brothers Holdings, Inc.                                2,500      291,200
Merrill Lynch & Company, Inc.                                 6,700      411,045
Morgan Stanley                                                7,000      377,580
                                                                      ----------
                                                                       1,675,363
                                                                      ----------
LEISURE PRODUCTS - 0.0%
Marvel Entertainment, Inc.*                                     400        7,148
Nautilus, Inc.                                                  300        6,621
                                                                      ----------
                                                                          13,769
                                                                      ----------
LIFE & HEALTH INSURANCE - 1.0%
AFLAC, Inc.                                                   1,000       45,300
AmerUs Group Company*                                           500       28,685
Jefferson-Pilot Corporation                                     100        5,117
Lincoln National Corporation                                    200       10,404
MetLife, Inc.                                                 4,100      204,303
Protective Life Corporation                                     200        8,236
Prudential Financial, Inc.                                    3,400      229,704
StanCorp Financial Group, Inc.                                  200       16,840
Universal American Financial Corporation*                       200        4,548
                                                                      ----------
                                                                         553,137
                                                                      ----------
MANAGED HEALTH CARE - 2.2%
Aetna, Inc.                                                   1,800      155,052
Cigna Corporation                                             1,700      200,362
Health Net, Inc.*                                               300       14,196
Humana, Inc.*                                                   800       38,304
PacifiCare Health Systems, Inc.*                                400       31,912
Sierra Health Services, Inc.*                                   100        6,887
UnitedHealth Group, Inc.                                      9,314      523,447
WellChoice, Inc.*                                               300       22,770
WellPoint, Inc.*                                              3,000      227,460
                                                                      ----------
                                                                       1,220,390
                                                                      ----------
METAL & GLASS CONTAINERS - 0.1%
Crown Holdings, Inc.*                                           900       14,346
Owens-Illinois, Inc.*                                         1,400       28,868
Pactiv Corporation*                                             100        1,752
                                                                      ----------
                                                                          44,966
                                                                      ----------
MOTORCYCLE MANUFACTURERS - 0.0%
Harley-Davidson, Inc.                                           400       19,376
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                            NUMBER      MARKET
                                                          OF SHARES      VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
MOVIES & ENTERTAINMENT - 1.3%
Time Warner, Inc.                                           21,500    $  389,365
Viacom, Inc. (Cl.B)                                          6,204       204,794
Walt Disney Company                                          4,800       115,824
                                                                      ----------
                                                                         709,983
                                                                      ----------

MULTI-LINE INSURANCE - 1.9%
American International Group, Inc.                          11,237       696,244
HCC Insurance Holdings, Inc.                                   600        17,118
Hartford Financial Services Group, Inc.                      2,500       192,925
Loews Corporation                                            1,800       166,338
                                                                      ----------
                                                                       1,072,625
                                                                      ----------

MULTI-UTILITIES - 0.6%
CMS Energy Corporation*                                        700        11,515
Dominion Resources, Inc.                                     1,300       111,982
Energy East Corporation                                        200         5,038
Public Service Enterprise Group, Inc.                        2,200       141,592
Sempra Energy                                                1,500        70,590
                                                                      ----------
                                                                         340,717
                                                                      ----------

OFFICE SERVICES & SUPPLIES - 0.0%
Pitney Bowes, Inc.                                             200         8,348
                                                                      ----------

OIL & GAS DRILLING - 0.3%
Diamond Offshore Drilling, Inc.                                500        30,625
GlobalSantaFe Corporation                                      400        18,248
Helmerich & Payne, Inc.                                        400        24,156
Transocean, Inc.*                                            1,700       104,227
                                                                      ----------
                                                                         177,256
                                                                      ----------

OIL & GAS EQUIPMENT & SERVICES - 0.2%
Baker Hughes, Inc.                                             900        53,712
Cal Dive International, Inc.*                                  300        19,023
Halliburton Company                                            300        20,556
Universal Compression Holdings, Inc.*                          100         3,977
                                                                      ----------
                                                                          97,268
                                                                      ----------

OIL & GAS EXPLORATION & PRODUCTION - 2.9%
Anadarko Petroleum Corporation                               2,500       239,375
Apache Corporation                                           2,500       188,050
Burlington Resources, Inc.                                   3,900       317,148
Cabot Oil & Gas Corporation                                    100         5,051
Chesapeake Energy Corporation                                2,300        87,975
Devon Energy Corporation                                     4,000       274,560
EOG Resources, Inc.                                          2,500       187,250
Forest Oil Corporation*                                        200        10,420
Houston Exploration Company*                                   200        13,450
Kerr-McGee Corporation                                       1,495       145,179
Newfield Exploration Company*                                  600        29,460
Noble Energy, Inc.                                             400        18,760
Pogo Producing Company                                         200        11,788
Remington Oil & Gas Corporation*                               100         4,150

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                            NUMBER      MARKET
                                                          OF SHARES      VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
OIL & GAS EXPLORATION & PRODUCTION (CONTINUED)
St. Mary Land & Exploration Company                            100    $    3,660
Stone Energy Corporation*                                      100         6,104
Swift Energy Company*                                          200         9,150
Vintage Petroleum, Inc.                                        500        22,830
                                                                      ----------
                                                                       1,574,360
                                                                      ----------

OIL & GAS REFINING & MARKETING - 0.5%
Frontier Oil Corporation                                       300        13,305
Holly Corporation                                              100         6,398
Sunoco, Inc.                                                   700        54,740
Valero Energy Corporation                                    1,834       207,363
                                                                      ----------
                                                                         281,806
                                                                      ----------

OIL & GAS STORAGE & TRANSPORTATION - 0.4%
Kinder Morgan, Inc.                                            800        76,928
Williams Companies, Inc.                                     4,900       122,745
                                                                      ----------
                                                                         199,673
                                                                      ----------

OTHER DIVERSIFIED FINANCIAL SERVICES - 3.8%
CB Richard Ellis Group, Inc.*                                  200         9,840
Citigroup, Inc.                                             28,631     1,303,283
JP Morgan Chase & Company                                   18,428       625,262
Principal Financial Group, Inc.                              3,800       180,006
                                                                      ----------
                                                                       2,118,391
                                                                      ----------

PACKAGED FOODS & MEATS - 0.5%
Campbell Soup Company                                          300         8,925
Chiquita Brands International, Inc.                            400        11,180
Dean Foods Company*                                            200         7,772
General Mills, Inc.                                          2,400       115,680
Hershey Company                                              1,900       106,989
Kellogg Company                                                100         4,613
Pilgrim's Pride Corporation                                    600        21,840
Sara Lee Corporation                                           500         9,475
Treehouse Foods, Inc.*                                          40         1,075
                                                                      ----------
                                                                         287,549
                                                                      ----------

PAPER PRODUCTS - 0.0%
Potlatch Corporation                                           200        10,424
                                                                      ----------

PERSONAL PRODUCTS - 0.9%
Avon Products, Inc.                                            800        21,600
Gillette Company                                             7,900       459,780
                                                                      ----------
                                                                         481,380
                                                                      ----------

PHARMACEUTICALS - 6.8%
Abbott Laboratories                                          7,300       309,520
Allergan, Inc.                                               1,300       119,106
Barr Pharmaceuticals, Inc.*                                    700        38,444
Bristol-Myers Squibb Company                                 8,400       202,104
Eli Lilly & Company                                          2,100       112,392
Johnson & Johnson                                           17,886     1,131,826

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                            NUMBER      MARKET
                                                          OF SHARES      VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
PHARMACEUTICALS (CONTINUED)
Medicis Pharmaceutical Corporation                             300    $    9,768
Merck & Company, Inc.                                       18,600       506,106
Pfizer, Inc.                                                40,365     1,007,914
Wyeth                                                        6,600       305,382
                                                                      ----------
                                                                       3,742,562
                                                                      ----------

PHOTOGRAPHIC PRODUCTS - 0.0%
Eastman Kodak Company                                          600        14,598
                                                                      ----------

PROPERTY & CASUALTY INSURANCE - 2.0%
Ace, Ltd.                                                    1,600        75,312
Allstate Corporation                                         5,200       287,508
Assurant, Inc.                                                 600        22,836
Chubb Corporation                                            2,100       188,055
Cincinnati Financial Corporation                                10           419
Fidelity National Financial, Inc.                              990        44,075
First American Corporation                                     800        36,536
LandAmerica Financial Group, Inc.                              300        19,395
MBIA, Inc.                                                     300        18,186
Old Republic International Corporation                         400        10,668
Progressive Corporation                                      1,400       146,678
Safeco Corporation                                             800        42,704
St. Paul Travelers Companies, Inc.                           4,400       197,428
W.R. Berkley Corporation                                       400        15,792
                                                                      ----------
                                                                       1,105,592
                                                                      ----------

PUBLISHING - 0.2%
Gannett Company, Inc.                                          300        20,649
Getty Images, Inc.*                                            100         8,604
McGraw-Hill Companies, Inc.                                  2,100       100,884
                                                                      ----------
                                                                         130,137
                                                                      ----------

RAILROADS - 0.7%
Burlington Northern Santa Fe Corporation                     3,200       191,360
CSX Corporation                                              1,800        83,664
Laidlaw International, Inc.*                                   600        14,502
Norfolk Southern Corporation                                 2,700       109,512
                                                                      ----------
                                                                         399,038
                                                                      ----------

REGIONAL BANKS - 2.2%
AmSouth Bancorporation                                         900        22,734
BB&T Corporation                                             2,600       101,530
Compass Bancshares, Inc.                                       300        13,749
Fifth Third Bancorp                                          1,200        44,076
Hibernia Corporation                                           600        18,024
Huntington Bancshares, Inc.                                    200         4,494
KeyCorp                                                      4,800       154,800
M&T Bank Corporation                                         1,300       137,423
Marshall & Ilsley Corporation                                1,200        52,212
National City Corporation                                    4,400       147,136
PNC Financial Services Group, Inc.                           2,400       139,248
Regions Financial Corporation                                2,464        76,680

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                            NUMBER      MARKET
                                                          OF SHARES      VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
SVB Financial Group*                                           300    $   14,592
SunTrust Banks, Inc.                                         2,400       166,680
UnionBanCal Corporation                                        800        55,776
Zions Bancorporation                                           500        35,605
                                                                      ----------
                                                                       1,184,759
                                                                      ----------

REINSURANCE - 0.0%
PartnerRe, Ltd.                                                100         6,405
                                                                      ----------

RESTAURANTS - 0.6%
CBRL Group, Inc.                                               200         6,732
CEC Entertainment, Inc.*                                       300         9,528
CKE Restaurants, Inc.                                          300         3,954
Darden Restaurants, Inc.                                       900        27,333
Jack in the Box, Inc.*                                         100         2,991
McDonald's Corporation                                       4,600       154,054
Starbucks Corporation*                                         100         5,010
Wendy's International, Inc.                                    400        18,060
Yum! Brands, Inc.                                            2,600       125,866
                                                                      ----------
                                                                         353,528
                                                                      ----------

SEMICONDUCTOR EQUIPMENT - 0.3%
Applied Materials, Inc.                                      6,600       111,936
Cymer, Inc.*                                                   100         3,132
MEMC Electronic Materials, Inc.*                             1,400        31,906
Photronics, Inc.*                                              200         3,880
                                                                      ----------
                                                                         150,854
                                                                      ----------

SEMICONDUCTORS - 3.0%
Broadcom Corporation*                                          800        37,528
Freescale Semiconductor, Inc. (Cl.B)*                          583        13,747
Intel Corporation                                           42,400     1,045,160
Intersil Corporation                                           400         8,712
LSI Logic Corporation*                                       1,100        10,835
Micrel, Inc.*                                                  500         5,615
NVIDIA Corporation*                                            100         3,428
National Semiconductor Corporation                             800        21,040
Texas Instruments, Inc.                                     14,800       501,720
                                                                      ----------
                                                                       1,647,785
                                                                      ----------

SOFT DRINKS - 1.8%
Coca-Cola Company                                           10,800       466,452
Coca-Cola Enterprises, Inc.                                    300         5,850
Pepsi Bottling Group, Inc.                                   1,200        34,260
PepsiCo, Inc.                                                8,720       494,511
                                                                      ----------
                                                                       1,001,073
                                                                      ----------

SPECIALIZED FINANCE - 0.2%
CIT Group, Inc.                                                800        36,144
Moody's Corporation                                          1,400        71,512
                                                                      ----------
                                                                         107,656
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                            NUMBER      MARKET
                                                          OF SHARES      VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
SPECIALTY CHEMICALS - 0.2%
Rohm & Haas Company                                          2,500    $  102,825
Valspar Corporation                                            200         4,472
                                                                      ----------
                                                                         107,297
                                                                      ----------

SPECIALTY STORES - 0.3%
Barnes & Noble, Inc.*                                          300        11,310
Blockbuster, Inc. (Cl.B)                                     1,507         6,751
Borders Group, Inc.                                            300         6,651
Michael's Stores, Inc.                                         800        26,448
Movie Gallery, Inc.                                            300         3,117
Office Depot, Inc.*                                            900        26,730
Staples, Inc.                                                2,950        62,894
Tiffany & Company                                              400        15,908
Weight Watchers International, Inc.*                           200        10,316
Zale Corporation*                                              400        10,872
                                                                      ----------
                                                                         180,997
                                                                      ----------

STEEL - 0.1%
Carpenter Technology Corporation                               200        11,722
Nucor Corporation                                              600        35,394
Quanex Corporation                                             200        13,244
Reliance Steel & Aluminum Company                              200        10,586
                                                                      ----------
                                                                          70,946
                                                                      ----------

SYSTEMS SOFTWARE - 3.3%
McAfee, Inc.*                                                  800        25,136
Microsoft Corporation                                       53,400     1,373,982
Oracle Corporation*                                         29,300       363,027
Symantec Corporation*                                        2,161        48,968
                                                                      ----------
                                                                       1,811,113
                                                                      ----------

THRIFTS & MORTGAGE FINANCE - 1.5%
Astoria Financial Corporation                                  750        19,815
Countrywide Financial Corporation                            3,898       128,556
Downey Financial Corporation                                   200        12,180
Fannie Mae                                                   4,300       192,726
Freddie Mac                                                  3,200       180,672
Fremont General Corporation                                    300         6,549
Golden West Financial Corporation                            1,100        65,329
IndyMac Bancorp, Inc.                                          700        27,706
MGIC Investment Corporation                                    200        12,840
PMI Group, Inc.                                                200         7,974
Radian Group, Inc.                                             200        10,620
Washington Mutual, Inc.                                      4,700       184,334
                                                                      ----------
                                                                         849,301
                                                                      ----------

TOBACCO - 1.6%
Altria Group, Inc.                                          10,400       766,584
Loews Corporation - Carolina Group                             300        11,889
Reynolds American, Inc.                                      1,100        91,322
                                                                      ----------
                                                                         869,795
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
TRADING COMPANIES & DISTRIBUTORS - 0.0%
GATX Corporation                                             300     $    11,865
                                                                     -----------

TRUCKING - 0.1%
CNF, Inc.                                                    400          21,000
Swift Transportation Company, Inc.*                          400           7,080
Yellow Roadway Corporation*                                  231           9,568
                                                                     -----------
                                                                          37,648
                                                                     -----------

WIRELESS TELECOMMUNICATION SERVICE - 0.2%
Alltel Corporation                                         1,600         104,176
                                                                     -----------

TOTAL COMMON STOCKS
   (cost $49,918,855)                                                 53,768,839
                                                                     -----------

FOREIGN STOCKS - 0.7%
CANADA - 0.7%
Canadian Natural Resources, Ltd.                           1,968          88,877
Paramount Resources, Ltd.*                                 5,300         155,923
Precision Drilling Corporation*                              500          24,606
Talisman Energy, Inc.                                      1,900          92,965
Trilogy Energy Trust                                       1,800          43,200
                                                                     -----------
                                                                         405,571
                                                                     -----------

TOTAL FOREIGN STOCKS
   (cost $97,217)                                                        405,571
                                                                     -----------

PREFERRED STOCK - 0.0%
REGIONAL BANKS - 0.0%
Wachovia Corporation (1)                                     200               1
                                                                     -----------

TOTAL PREFERRED STOCK
   (cost $48)                                                                  1
                                                                     -----------

WARRANT - 0.0%
Dime Bancorp, Inc., $1.00, 11-22-05                        1,000             160
                                                                     -----------

TOTAL WARRANT
   (cost $375)                                                               160
                                                                     -----------
TOTAL INVESTMENTS - 98.1%
   (cost $50,016,495)                                                 54,174,571
CASH & OTHER ASSETS, LESS LIABILITIES - 1.9%                           1,033,401
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $55,207,972
                                                                     ===========

For federal income tax purposes the indentified cost of investments owned at September 30, 2005 was $50,460,041. For federal income tax purposes, the net unrealized appreciation on investments amounted to $3,714,530 which consisted of $5,719,993 of aggregate gross unrealized appreciation, and $2,005,463 of aggregate gross unrealized depreciation.

*    Non-income producing security

(1) Security is restricted. The total market value of restricted securities is $33 (cost $240), or 0.0% of total net assets. The acquisition dates range from June 16, 2000 to June 6, 2002.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                           SERIES X (SMALL CAP GROWTH)

                                                          NUMBER OF     MARKET
                                                            SHARES       VALUE
                                                          ---------   ----------
COMMON STOCKS - 95.3%
AEROSPACE & DEFENSE - 3.1%
Ceradyne, Inc.*                                              17,560   $  644,101
DRS Technologies, Inc.                                       23,330    1,151,569
Mercury Computer Systems, Inc.*                              34,070      894,337
                                                                      ----------
                                                                       2,690,007
                                                                      ----------
AGRICULTURAL PRODUCTS - 1.4%
Central Garden & Pet Company*                                27,500    1,244,375
                                                                      ----------
APPAREL RETAIL - 1.1%
Jos. A. Bank Clothiers, Inc.*                                21,992      950,494
                                                                      ----------
APPLICATION SOFTWARE - 7.5%
Bottomline Technolgies, Inc.*                                65,520      988,697
Concur Technologies, Inc.*                                   32,800      405,736
Epicor Software Corporation*                                 75,950      987,350
SafeNet, Inc.*                                               29,700    1,078,407
Sonic Solutions*                                             42,840      921,060
Synplicity, Inc.*                                           114,260      755,259
Ultimate Software Group, Inc.*                               16,900      311,298
Witness Systems, Inc.*                                       53,890    1,125,762
                                                                      ----------
                                                                       6,573,569
                                                                      ----------
BIOTECHNOLOGY - 2.1%
Alexion Pharmaceuticals, Inc.*                               20,950      579,896
Illumina, Inc.*                                              36,490      467,437
Rigel Pharmaceuticals, Inc.*                                 33,730      801,762
                                                                      ----------
                                                                       1,849,095
                                                                      ----------
BUILDING PRODUCTS - 0.9%
Drew Industries, Inc.*                                       30,260      781,011
                                                                      ----------
CASINOS & GAMING - 3.7%
Century Casinos, Inc.*                                       98,370      699,411
Mikohn Gaming Corporation*                                   55,830      741,981
Scientific Games Corporation*                                58,030    1,798,930
                                                                      ----------
                                                                       3,240,322
                                                                      ----------
COMPUTER STORAGE & PERIPHERALS - 1.2%
M-Systems Flash Disk Pioneers, Ltd.*                         33,920    1,014,886
                                                                      ----------
DATA PROCESSING & OUTSOURCED SERVICES - 0.6%
TNS, Inc.*                                                   20,200      489,850
                                                                      ----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 3.0%
FirstService Corporation*                                    57,810    1,326,739
McGrath Rentcorp                                             47,550    1,347,091
                                                                      ----------
                                                                       2,673,830
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                           SERIES X (SMALL CAP GROWTH)

                                                          NUMBER OF      MARKET
                                                            SHARES       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
EDUCATION SERVICES - 2.3%
Laureate Education, Inc.*                                    26,480   $1,296,726
Universal Technical Institute, Inc.*                         21,110      751,727
                                                                      ----------
                                                                       2,048,453
                                                                      ----------
ELECTRONIC EQUIPMENT MANUFACTURERS - 1.7%
Optimal Group, Inc.*                                         71,670    1,482,136
                                                                      ----------
ELECTRONIC MANUFACTURING SERVICES - 1.3%
RadiSys Corporation*                                         59,710    1,158,374
                                                                      ----------
ENVIRONMENTAL & FACILITIES SERVICES - 1.2%
Rollins, Inc.                                                55,800    1,089,216
                                                                      ----------
HEALTH CARE EQUIPMENT - 6.9%
Encore Medical Corporation*                                 180,900      850,230
I-Flow Corporation*                                          50,440      691,532
Intermagnetics General Corporation*                          18,300      511,302
Iris International, Inc.*                                    28,000      516,320
SonoSite, Inc.*                                              20,080      595,974
Spectranetics Corporation*                                   93,540      880,211
Symmetry Medical, Inc.*                                      37,010      877,137
Syneron Medical, Ltd.*                                       31,880    1,164,895
                                                                      ----------
                                                                       6,087,601
                                                                      ----------
HEALTH CARE FACILITIES - 1.2%
Five Star Quality Care, Inc.*                               126,280      871,332
Genomic Health, Inc.*                                        12,950      149,573
                                                                      ----------
                                                                       1,020,905
                                                                      ----------
HEALTH CARE SERVICES - 8.6%
AMN Healthcare Services, Inc.*                               71,700    1,109,199
Amedisys, Inc.*                                              18,150      707,850
Chemed Corporation                                           20,500      888,470
LabOne, Inc.*                                                29,010    1,261,935
Lifeline Systems, Inc.*                                      33,940    1,134,614
Matria Healthcare, Inc.*                                     24,520      925,630
Merge Technologies, Inc.*                                    52,610      899,105
Providence Service Corporation*                              20,580      629,542
                                                                      ----------
                                                                       7,556,345
                                                                      ----------
HEALTH CARE SUPPLIES - 2.2%
Orthovita, Inc.*                                            158,940      680,263
PolyMedica Corporation                                       36,956    1,291,243
                                                                      ----------
                                                                       1,971,506
                                                                      ----------
HOME FURNISHINGS - 0.7%
Design Within Reach, Inc.*                                   63,570      574,037
                                                                      ----------
HOME IMPROVEMENT RETAIL - 0.7%
Building Materials Holding Corporation                        6,440      600,144
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                           SERIES X (SMALL CAP GROWTH)

                                                         NUMBER OF      MARKET
                                                           SHARES       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
HOTELS, RESORTS & CRUISE LINES - 1.3%
Steiner Leisure, Ltd.*                                      34,180   $ 1,161,095
                                                                     -----------
HOUSEWARES & SPECIALTIES - 1.3%
Jarden Corporation*                                         26,865     1,103,346
                                                                     -----------
HUMAN RESOURCE & EMPLOYMENT SERVICES - 0.9%
Barrett Business Services, Inc.*                            35,050       800,893
                                                                     -----------
INDUSTRIAL MACHINERY - 0.8%
Axsys Technologies, Inc.*                                   36,750       720,667
                                                                     -----------
INTERNET SOFTWARE & SERVICES - 13.9%
aQuantive, Inc.*                                            24,370       490,568
CyberSource Corporation*                                   129,020       848,952
Digitas, Inc.*                                             111,660     1,268,458
Equinix, Inc.*                                              27,410     1,141,627
InfoSpace, Inc.*                                            45,940     1,096,588
j2 Global Communications, Inc.*                             32,300     1,305,566
Keynote Systems, Inc.*                                      99,150     1,286,967
Marchex, Inc. (Cl.B)*                                       66,530     1,101,737
Online Resources Corporation*                              122,170     1,292,559
Openwave Systems, Inc.*                                     31,710       570,146
RADVision, Ltd.*                                            57,880       791,220
ValueClick, Inc.*                                           58,950     1,007,455
                                                                     -----------
                                                                      12,201,843
                                                                     -----------
OIL & GAS DRILLING - 3.2%
Grey Wolf, Inc.*                                            95,920       808,606
Patterson-UTI Energy, Inc.                                  28,150     1,015,652
Unit Corporation*                                           17,350       959,108
                                                                     -----------
                                                                       2,783,366
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES - 4.1%
Hydril*                                                     10,640       730,330
Maverick Tube Corporation*                                  33,150       994,500
Oil States International, Inc.*                             26,190       950,959
Superior Energy Services, Inc.*                             40,050       924,754
                                                                     -----------
                                                                       3,600,543
                                                                     -----------
OTHER DIVERSIFIED FINANCIAL SERVICES - 1.2%
Portfolio Recovery Associates, Inc.*                        24,420     1,054,456
                                                                     -----------
PHARMACEUTICALS - 3.0%
AtheroGenics, Inc.*                                         37,840       606,575
First Horizon Pharmaceutical Corporation*                   53,320     1,059,468
Salix Pharmaceuticals, Ltd.*                                44,300       941,375
                                                                     -----------
                                                                       2,607,418
                                                                     -----------
PHOTOGRAPHIC PRODUCTS - 0.6%
Presstek, Inc.*                                             42,500       551,650
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                           SERIES X (SMALL CAP GROWTH)

                                                         PRINCIPAL
                                                         AMOUNT OR
                                                         NUMBER OF      MARKET
                                                          SHARES        VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE -  1.3%
Tower Group, Inc.                                           73,400   $ 1,109,808
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS - 1.3%
KKR Financial Corporation                                   51,090     1,136,241
                                                                     -----------
REGIONAL BANKS - 2.3%
Boston Private Financial Holdings, Inc.                     28,680       761,167
PrivateBancorp, Inc.                                        28,270       969,096
Western Alliance Bancorp*                                   11,600       325,960
                                                                     -----------
                                                                       2,056,223
                                                                     -----------
RESTAURANTS - 1.0%
Caribou Coffee Company, Inc.*                               22,100       250,835
Cosi, Inc.*                                                 64,880       637,121
                                                                     -----------
                                                                         887,956
                                                                     -----------
SEMICONDUCTOR EQUIPMENT - 1.7%
Advanced Analogic Technologies, Inc.*                       53,380       597,322
Ultratech, Inc.*                                            57,070       889,721
                                                                     -----------
                                                                       1,487,043
                                                                     -----------
SEMICONDUCTORS - 3.3%
Microsemi Corporation*                                      31,450       803,233
O2Micro International, Ltd.*                                46,880       737,891
SRS Labs, Inc.*                                            120,520       776,149
Volterra Semiconductor Corporation*                         45,060       552,886
                                                                     -----------
                                                                       2,870,159
                                                                     -----------
SYSTEMS SOFTWARE - 0.9%
WebSideStory, Inc.*                                         45,480       805,905
                                                                     -----------
TRUCKING - 1.8%
Old Dominion Freight Line, Inc.*                            18,390       615,881
Vitran Corporation, Inc.*                                   60,980       989,095
                                                                     -----------
                                                                       1,604,976
                                                                     -----------
TOTAL COMMON STOCKS
   (cost $71,316,784)                                                 83,639,744
                                                                     -----------
REPURCHASE AGREEMENT - 7.2%
United Missouri Bank, 3.42%, dated 09-30-05,
   matures  10-03-05; repurchase amount of
   $6,289,792  (Collateralized by GNMA, 5.00%,
   08-15-20 with a value  of $3,864,476 and GNMA,
   4.25%, 07-16-32 with a value  of $2,549,285)         $6,288,000     6,288,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENT
   (cost $6,288,000)                                                   6,288,000
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                           SERIES X (SMALL CAP GROWTH)

                                                                       MARKET
                                                                        VALUE
                                                                    ------------
TOTAL INVESTMENTS - 102.5%
   (cost $77,604,784)                                               $89,927,744
LIABILITIES, LESS CASH & OTHER ASSETS - (2.5%)                       (2,203,225)
                                                                    -----------
TOTAL NET ASSETS - 100.0%                                           $87,724,519
                                                                    ===========

For federal income tax purposes the indentified cost of investments owned at September 30, 2005 was $77,678,707. For federal income tax purposes, the net unrealized appreciation on investments amounted to $12,249,037 which consisted of $14,525,332 of aggregate gross unrealized appreciation, and $2,276,295 of aggregate gross unrealized depreciation.

*    Non-income producing security

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                              SERIES Y (SELECT 25)

                                                            NUMBER      MARKET
                                                          OF SHARES      VALUE
                                                          ---------   ----------
COMMON STOCKS - 96.4%
AEROSPACE & DEFENSE - 5.2%
L-3 Communications Holdings, Inc.                            21,300   $1,684,191
                                                                      ----------
AIR FREIGHT & LOGISTICS - 4.9%
FedEx Corporation                                            18,200    1,585,766
                                                                      ----------
BIOTECHNOLOGY - 2.7%
Amgen, Inc.*                                                 10,800      860,436
                                                                      ----------
BROADCASTING & CABLE TV - 2.4%
Univision Communications, Inc.*                              29,000      769,370
                                                                      ----------
COMMUNICATIONS EQUIPMENT - 9.2%
3Com Corporation*                                           177,000      722,160
ADC Telecommunications, Inc.*                                54,742    1,251,402
Cisco Systems, Inc.*                                         55,300      991,529
                                                                      ----------
                                                                       2,965,091
                                                                      ----------
CONSTRUCTION & ENGINEERING - 7.4%
Shaw Group, Inc.*                                            96,500    2,379,690
                                                                      ----------
DATA PROCESSING & OUTSOURCED SERVICES - 3.5%
First Data Corporation                                       28,500    1,140,000
                                                                      ----------
ELECTRIC UTILITIES - 6.3%
KFx, Inc.*                                                  118,700    2,032,144
                                                                      ----------
HEALTH CARE EQUIPMENT - 4.0%
Medtronic, Inc.                                              23,900    1,281,518
                                                                      ----------
HOME IMPROVEMENT RETAIL - 2.5%
Home Depot, Inc.                                             21,200      808,568
                                                                      ----------
HOTELS, RESORTS & CRUISE LINES - 4.2%
Carnival Corporation                                         27,300    1,364,454
                                                                      ----------
HYPERMARKETS & SUPERCENTERS - 3.1%
Wal-Mart Stores, Inc.                                        22,900    1,003,478
                                                                      ----------
INDUSTRIAL GASES - 4.2%
Praxair, Inc.                                                28,400    1,361,212
                                                                      ----------
MOVIES & ENTERTAINMENT - 3.7%
Viacom, Inc. (Cl.B)                                          36,200    1,194,962
                                                                      ----------
MULTI-LINE INSURANCE - 4.1%
American International Group, Inc.                           21,300    1,319,748
                                                                      ----------
OIL & GAS EQUIPMENT & SERVICES - 7.6%
BJ Services Company                                          68,000    2,447,320
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                              SERIES Y (SELECT 25)

                                                         PRINCIPAL
                                                         AMOUNT OR
                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
OIL & GAS STORAGE & TRANSPORTATION - 8.3%
Williams Companies, Inc.                                   106,500   $ 2,667,825
                                                                     -----------
OTHER DIVERSIFIED FINANCIAL SERVICES - 4.1%
Citigroup, Inc.                                             29,000     1,320,080
                                                                     -----------
PHARMACEUTICALS - 4.0%
Johnson & Johnson                                           20,600     1,303,568
                                                                     -----------
SEMICONDUCTOR EQUIPMENT - 1.1%
Mindspeed Technologies, Inc.*                              145,000       349,450
                                                                     -----------
SOFT DRINKS - 2.0%
PepsiCo, Inc.                                               11,700       663,507
                                                                     -----------
TRUCKING - 1.9%
J.B. Hunt Transport Services, Inc.                          32,500       617,825
                                                                     -----------
TOTAL COMMON STOCKS
   (cost $24,295,379)                                                 31,120,203
                                                                     -----------
COMMERCIAL PAPER - 2.2%
FINANCIAL - OTHER - 2.2%
Countrywide Financial, 3.85%, 10-05-05                    $700,000       699,701
                                                                     -----------
TOTAL COMMERCIAL PAPER
   (cost $699,701)                                                       699,701
                                                                     -----------
REPURCHASE AGREEMENT - 1.0%
United Missouri Bank, 3.42%, dated 09-30-05,
   matures 10-03-05; repurchase amount of
   $333,095 (Collateralized by FHLMC, 4.50%
   04-15-25 with a value of $339,660)                     $333,000       333,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENT
   (cost $333,000)                                                       333,000
                                                                     -----------
TOTAL INVESTMENTS - 99.6%
   (cost $25,328,080)                                                 32,152,904
CASH & OTHER ASSETS, LESS LIABILITIES - 0.4%                             113,296
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $32,266,200
                                                                     ===========

The identified cost of investments owned at September 30, 2005 was the same for federal income tax and financial statement purposes. For federal income tax purposes, the net unrealized appreciation on investments amounted to $6,824,824 which consisted of $8,243,004 of aggregate gross unrealized appreciation, and $1,418,180 of aggregate gross unrealized depreciation.

*    Non-Income producing security.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                              SERIES Y (SELECT 25)

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                          SERIES Z (ALPHA OPPORTUNITY)

                                                            NUMBER OF    MARKET
                                                              SHARES      VALUE
                                                            ---------   --------
COMMON STOCKS - 59.3%
AEROSPACE & DEFENSE - 0.9%
United Technologies Corporation                               4,400     $228,096
                                                                        --------
AGRICULTURAL PRODUCTS - 0.2%
Archer-Daniels-Midland Company                                2,300       56,718
                                                                        --------
AIR FREIGHT & LOGISTICS - 0.3%
UTI Worldwide, Inc.                                           1,100       85,470
                                                                        --------
AIRLINES - 1.4%
Continental Airlines, Inc. (Cl.B)*                           12,000      115,920
Gol - Linhas Aereas Inteligentes S.A. ADR                     1,600       51,920
Mesa Air Group, Inc.*                                        14,900      122,925
Southwest Airlines Company                                    4,600       68,310
                                                                        --------
                                                                         359,075
                                                                        --------
APPAREL RETAIL - 0.3%
AnnTaylor Stores Corporation*                                 3,300       87,615
                                                                        --------
APPAREL, ACCESSORIES & LUXURY GOODS - 0.3%
Polo Ralph Lauren Corporation                                 1,600       80,480
Unifi, Inc.*                                                    600        2,004
                                                                        --------
                                                                          82,484
                                                                        --------
APPLICATION SOFTWARE - 0.1%
Ultimate Software Group, Inc.*                                1,400       25,788
                                                                        --------
ASSET MANAGEMENT & CUSTODY BANKS - 0.7%
Affiliated Managers Group, Inc.*                              2,400      173,808
                                                                        --------
AUTOMOTIVE RETAIL - 1.5%
CarMax, Inc.*                                                11,600      362,732
                                                                        --------
BUILDING PRODUCTS - 1.6%
American Standard Companies, Inc.                             3,900      181,545
Armstrong Holdings, Inc.*                                     3,300        7,293
ElkCorp                                                       1,700       60,809
Interline Brands, Inc.*                                       2,000       42,020
Simpson Manufacturing Company, Inc.                           2,600      101,764
                                                                        --------
                                                                         393,431
                                                                        --------
CASINOS & GAMING - 0.0%
Mikohn Gaming Corporation*                                    1,000       13,290
                                                                        --------
COMMODITY CHEMICALS - 0.4%
Lyondell Chemical Company                                     3,100       88,722
Valhi, Inc.                                                     500        8,990
                                                                        --------
                                                                          97,712
                                                                        --------
COMMUNICATIONS EQUIPMENT - 0.3%
Motorola, Inc.                                                3,500       77,315
                                                                        --------
COMPUTER HARDWARE - 0.2%
ENGlobal Corporation*                                         5,800       46,922
                                                                        --------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                          SERIES Z (ALPHA OPPORTUNITY)

                                                          NUMBER OF     MARKET
                                                            SHARES       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
CONSTRUCTION & ENGINEERING - 4.0%
Chicago Bridge & Iron Company N.V.                          2,600     $   80,834
Fluor Corporation                                           6,400        412,032
Granite Construction, Inc.                                  3,700        141,488
Infrasource Services, Inc.*                                 4,100         59,655
Perini Corporation*                                         1,400         25,480
Shaw Group, Inc.*                                             900         22,194
URS Corporation*                                            6,100        246,379
                                                                      ----------
                                                                         988,062
                                                                      ----------
CONSTRUCTION & FARM MACHINERY - 6.4%
Cascade Corporation                                           500         24,350
Caterpillar, Inc.                                           9,300        546,375
Federal Signal Corporation                                  3,800         64,942
JLG Industries, Inc.                                        2,300         84,157
Joy Global, Inc.                                            2,400        121,104
Lindsay Manufacturing Company                               2,500         55,025
Manitowoc Company, Inc.                                     2,600        130,650
Terex Corporation*                                          6,200        306,466
Trinity Industries, Inc.                                    2,600        105,274
Wabtec Corporation                                          5,500        150,040
                                                                      ----------
                                                                       1,588,383
                                                                      ----------
CONSTRUCTION MATERIALS - 3.2%
Cemex S.A. de C.V. ADR                                      1,400         73,220
Eagle Materials, Inc.                                       3,000        364,110
Texas Industries, Inc.                                      1,900        103,360
Vulcan Materials Company                                    3,500        259,735
                                                                      ----------
                                                                         800,425
                                                                      ----------
CONSUMER ELECTRONICS - 1.3%
Harman International Industries, Inc.                       3,200        327,264
                                                                      ----------
DATA PROCESSING & OUTSOURCED SERVICES - 0.8%
Electronic Data Systems Corporation                         8,800        197,472
                                                                      ----------
DISTRIBUTORS - 0.3%
Beacon Roofing Supply, Inc.*                                2,000         65,340
                                                                      ----------
DIVERSIFIED CHEMICALS - 0.6%
BASF AG ADR                                                 1,900        143,260
                                                                      ----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
Corrections Corporation of America*                         3,700        146,890
Ritchie Brothers Auctioneers, Inc.                          1,800         79,182
                                                                      ----------
                                                                         226,072
                                                                      ----------
DIVERSIFIED METALS & MINING - 1.0%
Alumina, Ltd ADR                                            4,900         92,561
Apex Silver Mines, Ltd.*                                    1,900         29,849
Cameco Corporation                                          1,400         74,900
Stillwater Mining Company*                                  7,100         64,965
                                                                      ----------
                                                                         262,275
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                          SERIES Z (ALPHA OPPORTUNITY)

                                                          NUMBER OF     MARKET
                                                            SHARES       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
ELECTRICAL COMPONENTS & EQUIPMENT - 2.7%
Cooper Industries, Ltd.                                     3,700      $255,818
General Cable Corporation*                                  3,000        50,400
Regal-Beloit Corporation                                    4,200       136,248
Roper Industries, Inc.                                      2,600       102,154
Thomas & Betts Corporation*                                 3,600       123,876
                                                                       --------
                                                                        668,496
                                                                       --------
ELECTRONIC EQUIPMENT MANUFACTURERS - 0.4%
TDK Corporation                                               900        64,638
Tektronix, Inc.                                             1,100        27,753
                                                                       --------
                                                                         92,391
                                                                       --------
ELECTRONIC MANUFACTURING SERVICES - 0.0%
Kemet Corporation*                                          1,600        13,408
                                                                       --------
ENVIRONMENTAL & FACILITIES SERVICES - 0.4%
Allied Waste Industries, Inc.*                              8,900        75,205
TRC Companies, Inc.*                                        1,000        15,600
                                                                       --------
                                                                         90,805
                                                                       --------
EXCHANGE TRADED FUNDS - 2.1%
iShares FTSE/Xinhua China 25 Index Fund*                    3,500       224,770
iShares MSCI Hong Kong Index                                5,100        69,258
iShares MSCI Singapore Index Fund                           5,500        43,890
iShares S&P Europe 350 Index Fund                           2,200       176,880
                                                                       --------
                                                                        514,798
                                                                       --------
FOOD DISTRIBUTORS - 0.1%
Premium Standard Farms, Inc.                                1,500        22,230
                                                                       --------
FOOD RETAIL - 0.2%
Kroger Company*                                             2,000        41,180
                                                                       --------
FOREST PRODUCTS - 1.5%
Louisiana-Pacific Corporation                               1,100        30,459
Weyerhaeuser Company                                        5,000       343,750
                                                                       --------
                                                                        374,209
                                                                       --------
HEALTH CARE EQUIPMENT - 0.8%
Foxhollow Technologies, Inc.*                               4,100       195,201
                                                                       --------
HEALTH CARE SERVICES - 0.1%
Res-Care, Inc.*                                             1,500        23,085
                                                                       --------
HOMEBUILDING - 0.1%
Champion Enterprises, Inc.*                                 1,700        25,126
                                                                       --------
HOTELS, RESORTS & CRUISE LINES - 0.4%
Gaylord Entertainment Company*                              2,200       104,830
                                                                       --------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                          SERIES Z (ALPHA OPPORTUNITY)

                                                           NUMBER OF     MARKET
                                                             SHARES      VALUE
                                                           ---------   ---------
COMMON STOCKS (CONTINUED)
INDUSTRIAL CONGLOMERATES - 0.7%
ABB, Ltd. ADR*                                               8,700     $  64,032
Walter Industries, Inc.                                      2,300       112,516
                                                                       ---------
                                                                         176,548
                                                                       ---------
INDUSTRIAL MACHINERY - 3.1%
Flowserve Corporation*                                       2,000        72,700
Graco, Inc.                                                  1,800        61,704
Idex Corporation                                             1,300        55,315
Kennametal, Inc.                                             3,600       176,544
Lincoln Electric Holdings, Inc.                              1,700        66,980
Portec Rail Products, Inc.                                   2,400        33,528
Tennant Company                                              4,800       196,704
Timken Company                                               2,000        59,260
Valmont Industries, Inc.                                     1,500        44,040
                                                                       ---------
                                                                         766,775
                                                                       ---------
INTEGRATED OIL & GAS - 0.4%
Braskem S.A. ADR                                             4,500        93,240
                                                                       ---------
INVESTMENT BANKING & BROKERAGE - 0.1%
Charles Schwab Corporation                                   1,700        24,531
                                                                       ---------
LIFE & HEALTH INSURANCE - 0.1%
UnumProvident Corporation                                      900        18,450
                                                                       ---------
MARINE - 0.2%
Kirby Corporation*                                           1,000        49,430
                                                                       ---------
OIL & GAS DRILLING - 1.0%
Transocean, Inc.*                                            4,200       257,502
                                                                       ---------
OIL & GAS EQUIPMENT & SERVICES - 2.0%
Schlumberger, Ltd.                                           5,900       497,842
                                                                       ---------
OTHER DIVERSIFIED FINANCIAL SERVICES - 0.3%
Asset Acceptance Capital Corporation*                        2,500        74,925
                                                                       ---------
PACKAGED FOODS & MEATS - 0.1%
Gold Kist, Inc.*                                             1,300        25,415
                                                                       ---------
PAPER PACKAGING - 0.9%
Temple-Inland, Inc.                                          5,700       232,845
                                                                       ---------
PAPER PRODUCTS - 0.5%
Aracruz Cellulose S.A. ADR                                   2,300        93,334
Domtar, Inc.                                                 3,400        21,828
                                                                       ---------
                                                                         115,162
                                                                       ---------
PHARMACEUTICALS - 0.3%
PRA International*                                           2,300        69,713
                                                                       ---------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                          SERIES Z (ALPHA OPPORTUNITY)

                                                          NUMBER OF     MARKET
                                                            SHARES       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
RAILROADS - 1.6%
Genesee & Wyoming, Inc.*                                     11,700     $370,890
RailAmerica, Inc.*                                            1,900       22,610
                                                                      ----------
                                                                         393,500
                                                                      ----------
REAL ESTATE INVESTMENT TRUSTS - 1.1%
Rayonier, Inc.                                                4,700      270,814
                                                                      ----------
SEMICONDUCTOR EQUIPMENT - 0.1%
Entegris, Inc.*                                               1,400       15,820
                                                                      ----------
SEMICONDUCTORS - 2.3%
Broadcom Corporation*                                         3,500      164,185
Texas Instruments, Inc.                                      12,000      406,800
                                                                      ----------
                                                                         570,985
                                                                      ----------
SPECIALTY CHEMICALS - 1.5%
Chemtura Corporation                                          4,100       50,922
Sigma-Aldrich Corporation                                     4,900      313,894
                                                                      ----------
                                                                         364,816
                                                                      ----------
SPECIALTY STORES - 0.9%
OfficeMax, Inc.                                               1,500       47,505
Tiffany & Company                                             4,200      167,034
                                                                      ----------
                                                                         214,539
                                                                      ----------
STEEL - 3.4%
Gerdau Ameristeel Corporation                                 3,500       18,200
Metal Management, Inc.                                        6,300      159,705
NN, Inc.                                                      7,753       92,959
Nucor Corporation                                             4,200      247,758
Roanoke Electric Steel Corporation                            2,677       53,620
Schnitzer Steel Industries, Inc.                              2,300       74,911
Steel Dynamics, Inc.                                          5,900      200,364
Universal Stainless & Alloy Products, Inc.*                     600       10,080
                                                                      ----------
                                                                         857,597
                                                                      ----------
TECHNOLOGY DISTRIBUTORS - 0.4%
Anixter International, Inc.*                                  1,000       40,330
Ingram Micro, Inc.*                                           3,200       59,328
                                                                      ----------
                                                                          99,658
                                                                      ----------
TRADING COMPANIES & DISTRIBUTORS - 2.5%
GATX Corporation                                              9,500      375,725
Hughes Supply, Inc.                                           4,600      149,960
United Rentals, Inc.*                                         2,600       51,246
Watsco, Inc.                                                    700       37,177
                                                                      ----------
                                                                         614,108
                                                                      ----------
WIRELESS TELECOMMUNICATION SERVICE - 0.3%
SK Telecom Company, Ltd. ADR                                  3,000       65,520
                                                                      ----------
TOTAL COMMON STOCKS
   (cost $14,532,168)                                                 14,724,503
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                          SERIES Z (ALPHA OPPORTUNITY)

                                                         PRINCIPAL      MARKET
                                                           AMOUNT       VALUE
                                                        ----------   -----------
U.S. GOVERNMENT AGENCIES - 37.3%
Federal Farm Credit Bank,
   3.671%, 11-02-05(1)                                  $  225,000    $  224,310
Federal Home Loan Bank:
   3.57%, 10-26-05(1)                                      550,000       548,735
   3.756%, 11-30-05(1)                                     400,000       397,628
   3.666%, 12-09-05(1)                                     600,000       595,790
   3.724%, 12-15-05(1)                                     170,000       168,700
   3.87%, 12-28-05(1)                                      475,000       470,722
Federal Home Loan Mortgage Corporation:
   3.488%, 10-11-05(1)                                     725,000       724,420
   3.519%, 10-18-05(1)                                   1,865,000     1,862,203
   3.622%, 11-01-05(1)                                     400,000       398,814
   3.689%, 11-10-05(1)                                     100,000        99,612
   3.716%, 11-22-05(1)                                     640,000       636,729
   3.701%, 11-29-05(1)                                     239,000       237,607
   3.80%, 12-20-05(1)                                      200,000       198,366
   3.928%, 12-28-05(1)                                     336,000       332,974
Federal National Mortgage Association:
   3.472%, 10-05-05(1)                                     250,000       249,950
   3.508%, 10-12-05(1)                                     100,000        99,910
   3.614%, 11-04-05(1)                                     200,000       199,346
   3.696%, 11-16-05(1)                                     800,000       796,402
   3.725%, 11-30-05(1)                                     525,000       521,887
   3.663%, 12-07-05(1)                                     500,000       496,597
                                                                     -----------
TOTAL U.S. GOVERNMENT SPONSORED AGENCIES
   (cost $9,259,624)                                                   9,260,702
                                                                     -----------
ASSET BACKED SECURITIES - 1.3%
OTHER - 1.3%
Credit-Based Asset Servicing & Securitization,             313,773       313,810
   2005-CB2 AV1, 3.93% - 2036(1, 2)
                                                                     -----------
TOTAL ASSET BACKED SECURITIES
   (cost $313,773)                                                       313,810
                                                                     -----------
TOTAL INVESTMENTS - 97.9%
   (cost $24,105,565)                                                 24,299,015
CASH & OTHER ASSETS, LESS LIABILITIES(1) - 2.1%                          512,060
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $24,811,075
                                                                     ===========

For federal income tax purposes the indentified cost of investments owned at September 30, 2005 was $24,128,296. For federal income tax purposes, the net unrealized appreciation on investments amounted to $170,719, which consisted of $306,384 of aggregate gross unrealized appreciation and $135,665 of aggregate gross unrealized depreciation.

*    Non-income producing security

ADR  (American Depositary Receipt)

plc  (public limited company)

(1)  Security is segrated as collateral for open futures contracts.

(2) Variable rate security. Rate indicated is rate effective at September 30, 2005.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)
                          SERIES Z (ALPHA OPPORTUNITY)

OPEN FUTURES CONTRACTS
POSITION - S&P 500 INDEX FUTURES                                            Long
NUMBER OF CONTRACTS                                                           33
EXPIRATION DATE                                                       12/16/2005
CONTRACT AMOUNT                                                      $10,127,114
MARKET VALUE                                                         $10,182,975
UNREALIZED GAIN/LOSS                                                 $    55,861

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        SBL FUND


                                        By: Michael G. Odlum
                                            ------------------------------------
                                            Michael G. Odlum, President

                                        Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        By: Michael G. Odlum
                                            ------------------------------------
                                            Michael G. Odlum, President

                                        Date: November 28, 2005


                                        By: Brenda M. Harwood
                                            ------------------------------------
                                            Brenda M. Harwood, Treasurer

                                        Date: November 28, 2005